SCOUT FUNDS

PROSPECTUS  OCTOBER 31, 2010

Stock Fund (UMBSX)
Mid Cap Fund (UMBMX)
Small Cap Fund (UMBHX)
TrendStar Small Cap Fund (TRESX)
International Fund (UMBWX)
International Discovery Fund (UMBDX)
Bond Fund (UMBBX)
Money Market Fund – Federal Portfolio – Investor Class (UMFXX)
Money Market Fund – Prime Portfolio – Investor Class (UMPXX)
Tax-Free Money Market Fund – Investor Class (UMTXX)

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS	OCTOBER 31, 2010
TOLL-FREE 1-800-996-2862

Scout Stock Fund
Scout Mid Cap Fund
Scout Small Cap Fund
Scout TrendStar Small Cap Fund
Scout International Fund
Scout International Discovery Fund
Scout Bond Fund
Scout Money Market Fund – Federal Portfolio – Investor Class
Scout Money Market Fund – Prime Portfolio – Investor Class
Scout Tax-Free Money Market Fund – Investor Class

Investment Advisor:
SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

INFORMATION ABOUT THE FUNDS
Scout Stock Fund Summary	1
Scout Mid Cap Fund Summary	6
Scout Small Cap Fund Summary	12
Scout TrendStar Small Cap Fund Summary	17
Scout International Fund Summary	23
Scout International Discovery Fund Summary	28
Scout Bond Fund Summary	34
Scout Money Market Fund – Federal Portfolio – Investor Class Summary	38
Scout Money Market Fund – Prime Portfolio – Investor Class Summary	42
Scout Tax-Free Money Market Fund – Investor Class Summary	46
Important Additional Information	50
Additional Information about Investment Objectives, Policies and Portfolio Holdings	50
Investment Advisor and Portfolio Managers	51
Financial Highlights	56

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest	67
Buying Shares	69
Selling Shares	73
Exchanging Shares	77
Special Features and Services	81
Other Shareholder Information	82
Dividends, Distributions and Taxes	83

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT STOCK FUND SUMMARY

Investment Objectives

The Fund’s investment objectives are long-term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.60%
Distribution (12b-1) Fees	None
Other Expenses	0.36%
Total Annual Fund Operating Expenses	0.96%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.06)%[1]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.90%

[1]
Scout Investment Advisors, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2011 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 0.90%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to October 31, 2011 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Stock Fund	$92	$300	$525	$1,173

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objectives, the Fund invests in a diversified portfolio consisting primarily of common stocks. The Fund normally invests at least 80% of its assets in common stocks.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.  Current yield is also a consideration for the Fund.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor initially applies a “top-down” approach, focusing on an analysis of prevailing economic, political and market conditions, and forming an opinion as to which economic sectors have the best prospects in view of those conditions.  Once desirable sectors or industries are identified, the Advisor applies a “bottom-up” fundamental approach that focuses on the fundamental financial characteristics and condition of each company being considered for investment.  The Fund will generally invest in equity securities that the Advisor believes are undervalued and have above-average ability to increase their earnings, cash flow and dividend streams.

The Advisor seeks to identify and invest in companies with one or more of the following characteristics:

• strong business fundamentals and prospects
• financial strength
• conservative accounting practices
• potential for strong earnings and revenue growth
• attractive prices in relation to appropriate valuation measures

The Advisor will make judgments based on its analysis of economic or market conditions as to whether to focus more or less on achieving growth of capital through common stock investments than on seeking to earn income by investing a higher percentage of its assets in dividend paying common stocks.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).  Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks.  During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Prior to April 1, 2005, the Fund was managed in accordance with a different investment strategy.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
0.15%	-8.59%	-19.76%	24.03%	5.27%	10.15%	11.35%	11.87%	-26.80%	16.26%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 14.25%
(quarter ended June 30, 2003) and the Fund’s lowest quarterly return was -17.86% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2010): 0.65%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Return Before Taxes	16.26%	3.15%	1.14%
Return After Taxes on Distributions	15.99%	1.89%	0.11%
Return After Taxes on Distributions and Sale of Fund Shares	10.88%	2.72%	0.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	28.15%	0.61%	-1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

James A. Reed II	Lead Portfolio Manager of the Fund	Since 2001

James L. Moffett	Chief International Strategist of the Advisor and Co-Portfolio Manager of the Fund	Since 1999

Larry Valencia	Co-Portfolio Manager of the Fund	Since 2001

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT MID CAP FUND SUMMARY

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.30%[1]
Total Annual Fund Operating Expenses	1.10%
Advisor’s Fee Reimbursement	0.03%[2]
Total Annual Fund Operating Expenses (after Fee Reimbursement)	1.13%

[1]	“Other expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund.

[2]
Scout Investment Advisors, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2011 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 1.40%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to October 31, 2011 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Mid Cap Fund	$115	$353	$609	$1,343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 184% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing primarily in common stocks of mid cap companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in mid cap equity securities.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.  Mid cap equity securities are securities issued by companies with market capitalizations (share price multiplied by the number of shares outstanding), at the time of purchase, between $1.5 billion and $17 billion. The Fund maintains a portfolio of investments diversified across companies and economic sectors.

How does the Fund choose securities in which to invest? The Advisor normally invests the Fund’s assets in a diversified portfolio of equity securities, which include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and real estate investment trusts (“REITs”). The Advisor seeks to invest in the securities of companies that are expected to benefit from macroeconomic or company-specific factors, and that are attractively priced relative to their fundamentals. In making investment decisions, the Advisor may consider fundamental factors such as cash flow, financial strength, profitability, statistical valuation measures, potential or actual catalysts that could move the share price, accounting practices, management quality, risk factors such as litigation, the estimated fair value of the company, general economic and industry conditions, and additional information as appropriate.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 20% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap and Small Cap Company Risks: The Fund invests primarily in mid cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund’s investments across different companies and economic sectors

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1-year and since-inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2007	2008	2009
21.94%	-35.10%	47.16%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.58% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -22.07% (quarter ended September 30, 2008).

Year-to-date return (through September 30, 2010): 9.49%

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception (October 31, 2006)
Return Before Taxes	47.16%	5.60%
Return After Taxes on Distributions	47.07%	4.70%
Return After Taxes on Distributions and Sale of Fund Shares	30.74%	4.30%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	40.48%	-3.29%
Lipper Mid-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	39.34%	-1.88%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

G. Patrick Dunkerley	Lead Portfolio Manager of the Fund	Since 2006

Derek M. Smashey	Assistant Portfolio Manager of the Fund	Since 2006

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT SMALL CAP FUND SUMMARY

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	0.31%[1]
Total Annual Fund Operating Expenses	1.06%

[1]	“Other expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Small Cap Fund	$108	$337	$585	$1,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 358% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets in equity securities (mostly common stocks) of small cap companies located anywhere in the United States. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. Small cap companies are those with a market capitalization of $3 billion or less at the time of purchase.

How does the Fund choose securities in which to invest? The Advisor normally invests the Fund’s assets in a diversified portfolio of equity securities that are selected based upon the Advisor’s perception of their above-average potential for long-term growth of capital. The management team searches for companies that it believes are well positioned to benefit from the emergence of long and short-term catalysts for growth. The identified growth catalysts may be long-term and secular. Or, they may be short-term in nature and associated, for example, with a new product introduction or cycle. Following the identification of well-positioned companies, the management team estimates the fair value of each candidate by assessing: margin structure, growth rate, debt level, and other measures which it believes influence relative stock valuations. The overall company analysis includes the assessment of the liquidity of each security, sustainability of profit margins, barriers to entry, company management, and free cash flow. The management team also incorporates a technical analysis overlay of the company’s stock to identify price movement trends.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Small Cap Company Risks: The Fund invests primarily in small cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund’s investments across different companies and economic sectors.

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Prior to July 2, 2001, the Fund was managed in accordance with a different investment strategy.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
21.82%	11.37%	-11.66%	38.16%	24.73%	5.60%	12.07%	13.32%	-40.19%	20.95%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 16.31% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -24.70% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2010): 2.82%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Return Before Taxes	20.95%	-0.61%	7.20%
Return After Taxes on Distributions	20.95%	-1.20%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares	13.62%	-0.55%	5.92%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	3.51%
Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	34.50%	1.55%	5.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

Thomas W. Laming	Lead Portfolio Manager of the Fund	Since May 2010

Jason Votruba	Co-Portfolio Manager of the Fund	Since 2002

James R. McBride	Co-Portfolio Manager of the Fund	Since May 2010

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT TRENDSTAR SMALL CAP FUND SUMMARY

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None
____________________________

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses	1.75%
Acquired Fund Fees and Expenses	0.01%[1]
Total Annual Fund Operating Expenses	2.51%
Less Advisor’s Fee Waiver and/or Expense Assumption	(1.20)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.31%[3]

[1]
“Acquired fund Fees and Expenses” is the amount of the Fund’s proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies.

[2]
Scout Investment Advisors, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2011 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 1.30%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to October 31, 2011 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

[3]
“Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)” do not correlate to the ratio of expenses to average net assets in the Financial Highlights table in this Prospectus and in the Funds’ most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

TrendStar Small Cap Fund	$133	$667	$1,227	$2,755

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing primarily in common stocks of small capitalization companies. Under normal circumstances, at least 80% of the Fund’s assets will be invested in common stocks of domestic small capitalization companies. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.  Small cap companies are those with a market capitalization of $3 billion or less at the time of purchase.

How does the Fund choose securities in which to invest? In selecting the securities for the Fund, the Advisor researches and identifies long-term industry, demographic, technological and other trends that it believes are likely to generate superior company growth prospects. The Advisor then identifies a universe of companies that it expects to benefit most from the identified long-term trends. The companies within this universe are analyzed using a “bottom-up” fundamental approach that emphasizes company and industry profit margin structure, management effectiveness and overall industry competitiveness. The Advisor makes its final selections by utilizing a valuation methodology that estimates individual stock value by considering a wide variety of factors, including but not limited to company profitability, rate of company growth and balance sheet quality.

Mutual funds generally emphasize either “growth” or “value” styles of investing. Growth funds seek to invest in companies that exhibit faster-than-average growth in revenues and earnings, appealing to investors who are willing to accept more volatility in hopes of a greater increase in share price. Value funds invest in companies that appear under priced according to certain financial measurements of their intrinsic worth or business prospects, such as low P/E (price-to-earnings) and P/S (price-to-sales) ratios. Value funds appeal to investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations. The Fund seeks to invest in both “growth” and “value” companies without favoring either investment approach.

The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible or exchangeable into common stocks, rights, warrants, and REITs. Common stock represents an ownership interest in a company and its value is based on the success of the company’s business, any income paid to shareholders, the value of the company’s assets, general market conditions and investor demand. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Warrants and similar rights are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. REITs are companies that invest primarily in income producing real estate or real estate related loans or interests.

The Fund will invest primarily in securities of U.S. companies, but may invest up to 10% of the portfolio in foreign companies, including those located in developing countries or emerging markets; American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Depositary receipts are typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Small Cap Company Risks: The Fund invests primarily in small cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund’s investments across different companies and economic sectors

Value Investing Risks: The Fund can utilize a value bias in choosing the securities for the Fund’s portfolio. A value stock is one that trades at an attractive price relative to the company’s intrinsic value. A value stock may not increase in price as anticipated by the Advisor if other investors fail to recognize the company’s value or the factors that the Advisor believes will increase the price of the security do not occur.

Growth Investing Risks: The Fund can utilize a “growth investing style” in choosing securities for the Fund’s portfolio. A growth stock is stock of a company which is growing earnings and/or revenue faster than its industry or the overall market. A slower growth or recessionary economic environment could have an adverse effect on the price of growth stocks. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Real Estate Investment Trust Risks: The Fund may invest in REITs. The performance of equity REITs may be affected by any changes in the value of the underlying properties owned by the trusts. A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. A mortgage REIT specializes in lending money to developers and owners of properties and passes any interest income earned to its shareholders. REITs may be affected by the quality of any credit extended, and changes in interest rates, including spreads between long-term and short-term interest rates. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  The TrendStar Small-Cap Fund was reorganized into the Scout Funds family and began operating as the Scout TrendStar Small Cap Fund on July 1, 2009.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year*

2004	2005	2006	2007	2008	2009
16.32%	5.25%	8.85%	-3.78%	-40.04%	-28.72%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 20.64% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -23.34% (quarter ended December 31, 2008).

Year-to-date return (through September 30, 2010): 3.76%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	Since Inception (October 31, 2003)
Return Before Taxes	28.72%	-3.18%	0.18%
Return After Taxes on Distributions	28.72%	-3.98%	-0.56%
Return After Taxes on Distributions and Sale of Fund Shares	18.67%	-2.49%	0.28%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	0.87%	3.53%
Lipper Small-Cap Growth Funds Index (reflects no deduction for fees, expenses or taxes)	38.03%	0.25%	2.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

Thomas W. Laming	Lead Portfolio Manager of the Fund	Since May 2010

James R. McBride	Co-Portfolio Manager of the Fund	Since May 2010

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT INTERNATIONAL FUND SUMMARY

Investment Objective

The Fund’s investment objectives are long term growth of capital and income.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.72%
Distribution (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.97%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

International Fund	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally pursues its objectives by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). The Fund normally invests at least 80% of its assets in equity securities as described above.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor first applies a “top-down” approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor’s opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund then primarily invests in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years.

The Fund will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund’s securities by investing in equity securities which, in the opinion of the Advisor, offer good growth potential, and in many cases, pay dividends. The Advisor will look at such factors as the company’s assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore whether the company’s primary business is carried on outside the United States.

The Advisor believes that the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in the price may occur. Accordingly, long-term positions in stocks will normally be taken and maintained while the companies’ record and prospects continue to meet with the Advisor’s approval.

The Fund intends to diversify investments among industries and among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

If the Advisor believes negative economic or market conditions make it more difficult to achieve growth of capital, the Fund may seek to earn income by investing a higher percentage of its assets in dividend-paying stocks. The Fund may also invest a portion of its net assets (up to 20%) in preferred stocks, high-grade bonds, fixed-income securities convertible or exchangeable into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Fund will resume investing primarily in equity securities when conditions warrant.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund’s dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
-8.17%	-11.00%	-15.85%	33.10%	18.02%	19.58%	21.51%	17.80%	-38.06%	35.54%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 21.57% (quarter ended September 30, 2009) and the Fund’s lowest quarterly return was -19.99% (quarter ended December 30, 2008).

Year-to-date return (through September 30, 2010): 5.36%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Return Before Taxes	35.54%	7.52%	4.50%
Return After Taxes on Distributions	35.27%	7.03%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares	23.38%	6.53%	3.85%
MSCI/EAFE Index-U.S. Dollars (reflects no deduction for fees, expenses or taxes)	31.78%	3.54%	1.17%
Lipper International Funds Index (reflects no deduction for fees, expenses or taxes)	35.30%	4.88%	1.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

James L. Moffett	Chief International Strategist of the Advisor and Co-Portfolio Manager of the Fund	Since 1993

Gary Anderson	Co-Portfolio Manager of the Fund	Since 2003

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT INTERNATIONAL DISCOVERY FUND SUMMARY

Investment Objectives

The Fund’s investment objective is long-term growth of capital.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.95%
Distribution (12b-1) Fees	None
Other Expenses	0.98%
Acquired Fund Fees and Expenses	0.04%[1]
Total Annual Fund Operating Expenses	1.97%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.33)%[2]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	1.64%[3]

[1]
“Acquired fund Fees and Expenses” is the amount of the Fund’s proportionate share of the fees and expenses of other investment companies that the Fund indirectly pays as a result of its investment in the investment companies.

[2]
Scout Investment Advisors, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2011 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 1.60%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to October 31, 2011 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

[3]
“Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)” do not correlate to the ratio of expenses to average net assets in the Financial Highlights table in this Prospectus and in the Funds’ most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

International Discovery Fund	$167	$586	$1,032	$2,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its objective by investing, under normal circumstances, primarily in equity securities (mostly common stocks) of smaller and mid-sized companies that are either located outside the United States or whose primary business is carried on outside the United States. Smaller and mid-sized companies are companies with market capitalization (share price multiplied by number of shares outstanding), at the time of purchase, between $500 million and $17 billion. The equity securities in which the Fund invests include common stocks, depositary receipts (receipts typically issued by banks or trust companies representing ownership of equity securities issued by foreign companies), rights, warrants, and securities convertible into common stocks. The Fund normally invests at least 80% of its net assets in equity securities.

How does the Fund choose securities in which to invest? In selecting securities for the Fund, the Advisor applies a “top down” approach, looking at the economic, political and market conditions of the various countries in which the Fund may invest. Securities are also selected based on the Advisor’s opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Fund invests in a diversified portfolio of equity securities which, in the opinion of the Advisor, offer good growth potential because they are expected to benefit from certain macroeconomic or company-specific factors. The Fund then also seeks to invest in securities that are attractively priced relative to their fundamental characteristics.

Among the fundamental macroeconomic factors the Advisor considers are geopolitical issues and macroeconomic issues specific to regions or nations. The Advisor also considers certain fundamental factors that are company-specific, including cash flow, financial strength, profitability and potential or actual catalysts that could positively impact share prices. The Fund primarily seeks to invest in securities of companies that are known for the quality and acceptance of their products or services and for their ability to generate profits. In addition, the Advisor will take country specific accounting systems and legal issues into consideration, as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States, and therefore whether the company’s primary business is carried on outside the United States.

The Fund’s Advisor believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies does not usually change rapidly, even though wide variations in stock prices may occur. Accordingly, the Fund normally takes long-term positions in stocks and maintains the positions while the companies’ record and prospects continue to meet with the Advisor’s approval. However, because smaller and mid-sized companies are generally less seasoned than larger companies, they may experience greater volatility with regard to their fundamentals than larger companies, which could result in higher portfolio turnover for the Fund.

The Fund intends to diversify investments among a number of countries throughout the world. In addition, the Fund may invest a substantial portion of its assets (more than 25%) in one or more countries if economic and business conditions warrant such investment. The Fund will invest no more than 20% of its net assets in investments in developing countries or emerging markets.

The Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Fund’s dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Market Risks: The Fund normally invests in equity securities.  Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time, sometimes rapidly and unpredictably.  When the value of the Fund’s equity securities goes down, your investment in the Fund decreases in value. Different types of investments shift in and out of favor depending on market and economic conditions that may affect individual companies or industries, or the securities market as a whole.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. During general economic downturn in the securities markets, multiple asset classes may be negatively affected.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in favor, and the value of the Fund may go down.

Mid Cap and Small Cap Company Risks: The Fund invests primarily in small and mid cap companies.  Generally, mid cap and small cap companies, which are often less seasoned, have more potential for rapid growth. However, they often involve greater risk than large cap companies and these risks are passed on to funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid cap and small cap companies are generally more volatile than the securities of larger, more established companies. Investments in Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Mid cap and small cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid cap or small cap company stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time.

While these risks cannot be eliminated, the Advisor tries to minimize risk by diversifying each Fund’s investments across different companies and economic sectors.

International Investing Risks: International investing poses additional risks. If a security owned by the Fund is denominated in a foreign currency, the value of the foreign currency may fluctuate relative to the United States dollar and cause a loss to the Fund. International markets may be subject to political instability, which may make foreign investments more volatile than investments in domestic markets. International markets are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies, and therefore, information about the foreign companies may not be readily available.

To the extent the Fund invests a significant portion of its assets in a single country or region, the Fund may be subject to increased risk associated with the country or region. The risks of investing in foreign securities may be increased if the investments are located in developing countries or emerging markets.  Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. These risks are inherently passed on to the company’s shareholders, including the Funds, and in turn, to the Funds’ shareholders.

As markets become more globalized, many U.S. companies are increasing international business operations and are subject to international investing risks. Funds that invest in larger U.S. companies, such as the Fund, are subject to some degree of international risk as a result of these holdings and, to a lesser degree, as a result of owning direct or indirect interests in foreign companies (typically large multi-national companies).

Portfolio Turnover Risks: The Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return. In addition, funds with high portfolio turnover rates may be more likely than low-turnover funds to generate capital gains that must be distributed to shareholders as taxable income.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1-year and since inception periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2008	2009
-34.71%	31.83%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 23.18% (quarter ended June 30, 2009) and the Fund’s lowest quarterly return was -19.40% (quarter ended December 30, 2008).

Year-to-date return (through September 30, 2010): 8.54%

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception (December 31, 2007)
Return Before Taxes	31.83%	-7.22%
Return After Taxes on Distributions	31.68%	-7.56%
Return After Taxes on Distributions and Sale of Fund Shares	20.84%	-6.26%
MSCI/EAFE SMID Index – U.S. Dollar (net) (reflects no deduction for fees, expenses or taxes)	39.24%	-12.98%
Lipper International Small/Medium Core Funds Index (reflects no deduction for fees, expenses or taxes)	46.47%	-8.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

James L. Moffett	Chief International Strategist of the Advisor and Co-Portfolio Manager of the Fund	Since 2007

Michael D. Stack	Co-Portfolio Manager of the Fund	Since 2007

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT BOND FUND SUMMARY

Investment Objective

The Fund’s investment objective is maximum current income consistent with quality and maturity standards.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.70%
Less Advisor’s Fee Waiver and/or Expense Assumption	(0.13)%[1]
Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Assumption)	0.57%

[1]
Scout Investment Advisors, Inc. (the “Advisor”) has entered into an agreement to waive advisory fees and/or assume certain fund expenses through October 31, 2011 in order to limit the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) to no more than 0.57%.  If Total Annual Fund Operating Expenses would fall below the expense limit, the Advisor may cause the Fund’s expenses to remain at the expense limit while it is reimbursed for fees that it waived or expenses that it assumed during the previous three year period.  This Fee Waiver and Expense Assumption Agreement may not be terminated prior to October 31, 2011 unless the Fund’s Board of Trustees consents to an earlier revision or termination as being in the best interests of the Fund.

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that only the first year in the example reflects the effect of the Advisor’s contractual agreement to limit overall Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Bond Fund	$58	$211	$377	$858

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

The Fund normally pursues its objective by investing at least 80% of its assets in a diversified portfolio of fixed-income obligations. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs. The Advisor may also consider total return when selecting investments for the Fund.

How does the Fund choose securities in which to invest? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the United States government and its agencies, or corporations or other business organizations. The Fund also invests in mortgage-backed securities. Investments will be rated, at the time of purchase, as investment grade securities within the top four long-term rating categories (within which there may be sub-categories or gradations indicating relative standing) by at least two rating agencies designated as nationally recognized statistical rating organizations by the SEC, or the only agency providing a rating at the time of acquisition, and unrated securities determined by the advisor to be of comparable quality to a security with the requisite ratings. U.S. Government securities are deemed to satisfy this definition.

The overall weighted average maturity of the Fund normally will be two to four years, although the Fund may purchase individual obligations with maturities of 20 years or longer. The Advisor may adjust the overall weighted average maturity when economic or market conditions make it desirable and the Advisor believes that the adjustment is in the best interest of shareholders.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution.  They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency.  These shares involve investment risks, including the possible loss of the principal invested.

Fixed-Income Risks: Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Fund may go down. Furthermore, these fluctuations tend to increase as a bond’s time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. Further, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees as to quality.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments.

With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

Mortgage-Backed Securities Risk: In addition to credit, market and interest rate risk, mortgage-backed securities are subject to prepayment risk, which is the risk that the underlying mortgage may be refinanced or paid off before the scheduled due date, particularly during periods of declining interest rates. If this occurs, the Scout Bond Fund may reinvest the prepayments in securities that are less attractive, which may reduce the share price and income distributions of the Fund and may result in losses to the Fund if some of the mortgage-backed securities were acquired at a premium.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
9.27%	8.07%	9.89%	2.16%	2.41%	0.95%	3.56%	5.72%	5.36%	4.98%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 4.75% (quarter ended September 30, 2001) and the Fund’s lowest quarterly return was -2.49% (quarter ended June 30, 2004).

Year-to-date return (through September 30, 2010): 4.17%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Return Before Taxes	4.98%	4.10%	5.20%
Return After Taxes on Distributions	3.94%	2.79%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares	3.22%	2.72%	3.48%
Barclays Capital 1-5 Govt./Credit Index (reflects no deduction for fees, expenses or taxes)	4.62%	4.52%	5.36%
Lipper Short Investment Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)[1]	10.26%	3.21%	3.92%
Lipper Short/Intermediate Inv. Grade Debt Funds Index (reflects no deduction for fees, expenses or taxes)[1]	11.73%	3.90%	4.96%

[1]
Effective June 30, 2010, the Lipper Short Investment Grade Debt Funds Index replaced the Lipper Short/Intermediate Investment Grade Debt Funds Index.  This change reflects Lipper’s change in categorization of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Advisor and Portfolio Managers

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Portfolio Manager	Title	Experience Managing the Fund

Bruce C. Fernandez	Director of Fixed Income Strategies of the Advisor and Lead Portfolio Manager of the Fund	Since 2008

Michael J. Heimlich	Co-Portfolio Manager of the Fund	Since 2008

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT MONEY MARKET FUND – FEDERAL PORTFOLIO – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Money Market Fund – Federal Portfolio – Investor Class	$17	$125	$242	$585

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund only invests in United States government securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

How does the Fund choose securities in which to invest? The Fund only invests in the following United States government securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Fund may also invest in repurchase agreements secured by the above types of securities. Because the Portfolio’s name suggests investment in U.S. government securities, shareholders will receive written notice of any change that would enable the Portfolio to normally invest less than 80% of its net assets in U.S. government securities.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
5.91%	3.62%	1.19%	0.62%	0.84%	2.70%	4.43%	4.63%	1.73%	0.07%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Money Market Fund – Federal Portfolio	0.07%	2.70%	2.56%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	2.90%	2.69%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT MONEY MARKET FUND – PRIME PORTFOLIO – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.34%
Distribution (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.50%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Money Market Fund – Prime Portfolio – Investor Class	$24	$133	$253	$602

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund invests in United States government securities and may also invest in other money market securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

How does the Fund choose securities in which to invest? The Fund invests in the following securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

•
Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

•	Short-term obligations issued by companies that meet the high credit-quality standards of the Prime Portfolio.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
6.05%	3.63%	1.23%	0.63%	0.86%	2.73%	4.52%	4.77%	2.03%	0.07%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Money Market Fund – Prime Portfolio	0.07%	2.81%	2.63%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	2.90%	2.69%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

SCOUT TAX-FREE MONEY MARKET FUND – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is highest level of income exempt from federal income tax consistent with quality and maturity standards.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.53%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Tax-Free Money Market Fund – Investor Class	$30	$146	$272	$642

Principal Investment Strategies

In addition to its stated investment objective, the Fund further seeks to maintain a stable net asset value of $1.00 per share.

How does the Fund choose securities in which to invest? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Tax Risks. The Fund may be more adversely impacted by changes in tax rates and policies than other money market funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

A portion of the distributions from certain securities that the Fund holds may be subject to the federal alternative minimum tax. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and the tax-exempt nature of these securities is based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable.

Municipal Risks. Investments in the Fund are subject to risks normally associated with investments in municipal securities associated with the issuer’s ability to make scheduled interest payments. Municipal obligations that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions, and adverse developments affecting banks could have a negative effect on the Fund’s portfolio securities. In the case of municipal lease obligations issued by a state or local government to acquire land, equipment or facilities, if the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
3.59%	2.19%	0.83%	0.48%	0.66%	1.86%	2.87%	3.14%	1.45%	0.08%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Tax-Free Money Market Fund	0.08%	1.88%	1.71%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Tax-Exempt Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.17%	1.98%	1.81%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 50 of the Prospectus.

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares. Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND PORTFOLIO HOLDINGS

Investment Objectives and Policies.  Each Fund’s investment objective may be changed by the Board without shareholder approval.  If the Board approves a change in a Fund’s investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Fund’s investment advisor, Scout Investment Advisors, Inc. (the “Advisor”), believes that they are no longer suitable for achieving the Fund’s objective.  In cases where a fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the charge at least sixty days before it occurs.  For purposes of any such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.  The Funds do not, however, intend to borrow money for purposes of making investments.

Disclosure of Portfolio Holdings. Each Fund (other than the Money Market Funds) makes a complete list of its portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately thirty days after the end of each month. Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds’ web site approximately fifteen days after the end of each fiscal quarter. This information is made available in order to enhance communications to the Funds’ shareholders and provide them with additional means of monitoring and evaluating their investments in the Funds. A further description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ SAI.

Information concerning each Money Market Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity as of the last business day of the preceding month is posted on its website no later than five business days after the end of the month and remains posted on the website for six months thereafter.  In addition, by no later than December 7, 2010, each Money Market Fund will file monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month-end.

INVESTMENT ADVISOR AND PORTFOLIO MANAGERS

INVESTMENT ADVISOR

Scout Investment Advisors, Inc. is each Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2010, assets under the management of the Advisor were approximately $9.5 billion.

William B. Greiner is the Chief Investment Officer of the Advisor. Mr. Greiner was the Chief Investment Officer at UMB from 1999 to September 2003. From September 2003 to June 2004, Mr. Greiner managed private accounts and then returned to resume his role at UMB and the Advisor. Prior to originally joining UMB, he managed investments at Northern Trust Company, Chicago, Illinois. Mr. Greiner received his Bachelor of Arts in Business Administration – Economics/Finance from Washburn University.  He has been employed by the Advisor since June 2004.  Mr. Greiner is a CFA® charterholder, a member of the Kansas City CFA Society, and the CFA Institute, and has over 25 years investment management experience.

The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund’s assets in accordance with the Fund’s investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds.  The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Scout Stock Fund pays the Advisor an advisory fee at the annual rate of 0.60% on the first $1 billion of the Fund’s average daily net assets and 0.575% on the Fund’s average daily net assets over $1 billion. The Scout Mid Cap Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund’s average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% on the first $1 billion of the Fund’s average daily net assets and 0.65% on the average daily net assets over $1 billion. The Scout TrendStar Small Cap Fund pays the Advisor an advisory fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Scout International Fund pays the Advisor an advisory fee at the annual rate of 0.80% on the first $1 billion of the Fund’s average daily net assets and 0.70% on the average daily net assets over $1 billion. The Scout International Discovery Fund pays the Advisor an advisory fee at the annual rate of 0.95% on the first $1 billion of the Fund’s average daily net assets and 0.85% on the average daily net assets over $1 billion.  The Scout Bond Fund pays the Advisor an advisory fee at the annual rate of 0.40% on the Fund’s average daily net assets. The Scout Money Market Fund – Federal Portfolio pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund’s average daily net assets. The Scout Money Market Fund – Prime Portfolio pays the Advisor an advisory fee at the annual rate of 0.34% on the Fund’s average daily net assets. The Scout Tax-Free Money Market Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund’s average daily net assets. These advisory fees are paid monthly.

For the fiscal year ended June 30, 2010, the Advisor earned the following fees for investment advisory services performed as a percentage of average daily net assets:  Scout Stock Fund, 0.60%; Scout Mid Cap Fund, 0.80%; Scout Small Cap Fund, 0.75%; Scout TrendStar Small Cap Fund, 0.75%; Scout International Fund, 0.72%; Scout International Discovery Fund, 0.95%; Scout Bond Fund, 0.40%; Scout Money Market Fund – Federal Portfolio, 0.00%; Scout Money Market Fund – Prime Portfolio, 0.07%; and the Scout Tax-Free Money Market Fund, 0.06%.  For the fiscal year ended June 30, 2010, the Advisor waived its entire management fee for the Scout Money Market Fund – Federal Portfolio and made payments to cover fund expenses.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2011, to the extent necessary so that net annual fund operating expenses (excluding any taxes, interest, brokerage fees and non-routine expenses) of the Scout Stock, Mid Cap, TrendStar Small Cap, International Discovery and Bond Funds do not exceed 0.90%, 1.40%, 1.30%, 1.60%, and 0.57% respectively, of the Fund’s average daily net assets.  After their expiration date, the Trust’s Board and Advisor may agree to continue, modify or terminate the expense limitation arrangements.  Under each fee waiver and expense assumption agreement described above, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement and such reimbursement will not exceed any applicable fee waiver or expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

The Advisor voluntarily waived $578,914, $1,034,280 and $348,174 of investment advisory fees during the fiscal year ended June 30, 2010 for the Investor Class shares of each of the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds, respectively, which resulted in total annual fund operating expenses (after fee waiver and/or expense assumption) as follows: Money Market – Federal Portfolio, 0.17%; Money Market – Prime Portfolio, 0.23%; and Tax-Free Money Market Fund, 0.29%.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Scout Stock, Mid Cap, Small Cap, TrendStar Small Cap, International, International Discovery and Bond Funds and the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010.

PORTFOLIO MANAGERS

Information about the portfolio managers of each Fund is provided below. The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund(s) he/she manages.

SCOUT STOCK FUND

James A. Reed II is the lead portfolio manager of the Scout Stock Fund. Mr. Reed has served as a portfolio manager of the Fund since May 2001. Mr. Reed has worked at UMB in various investment positions since 1988, including as an investment analyst, a portfolio manager and Director of Research. He has been employed by the Advisor since May 2001. Currently, Mr. Reed is a Senior Vice President of the Advisor. Mr. Reed earned his Bachelor of Arts in History from Dartmouth College and his Juris Doctorate from Washington & Lee University School of Law.  Mr. Reed is a CFA® charterholder and is a member of the Kansas City CFA Society, the CFA Institute and the Kansas City Metropolitan Bar Association.

James L. Moffett and Larry Valencia are co-portfolio managers of the Scout Stock Fund.

Mr. Moffett has served as a portfolio manager of the Scout Stock Fund since May 1999. Mr. Moffett is the Advisor’s Chief International Strategist. Mr. Moffett has been with UMB (previously Commercial National Bank) since 1979 and has been employed by the Advisor since May 2001.   He is a CFA® charterholder and has over 40 years of investment management experience. Mr. Moffett received his Bachelor of Arts in History from Harvard University and his MBA from Stanford University. Mr. Moffett is a member of the Kansas City CFA Society and the CFA Institute.

Mr. Valencia was previously a co-portfolio manager of the Scout Growth Fund. Mr. Valencia has served in various positions at UMB since 1999 and is currently Director of Research of the Advisor. Mr. Valencia is a CFA® charterholder and has more than 25 years investment experience, including portfolio and pension account management and software design for financial applications. Mr. Valencia joined UMB in February 2000 and prior to that, he worked at Security Benefit Group from 1994-2000. Mr. Valencia received his Bachelor of Science in Business Administration from Illinois College and his  MBA from the University of Denver. Mr. Valencia is a member of the Kansas City CFA Society and the CFA Institute. Mr. Valencia has been employed by the Advisor since May 2001.

SCOUT MID CAP FUND

G. Patrick Dunkerley is the lead portfolio manager of the Scout Mid Cap Fund, and has served as the lead portfolio manager since the Fund’s inception on October 31, 2006. Mr. Dunkerley is a CFA® charterholder and has more than 17 years investment experience. He joined UMB and the Advisor in 2006, following previous employment at Victory Capital Management from 2001-2006, where he served as an assistant portfolio manager, and subsequently as chief investment officer of mid cap core equity and as the lead portfolio manager of a mid cap mutual fund and mid cap separate accounts. Mr. Dunkerley earned his Bachelor of Science in Business Administration from the University of Missouri and his MBA from Golden Gate University. Mr. Dunkerley is a member of the Kansas City CFA Society and the CFA Institute.

Derek M. Smashey is assistant portfolio manager of the Scout Mid Cap Fund and has served as assistant portfolio manager since the Fund’s inception on October 31, 2006. Mr. Smashey is a CFA® charterholder and has more than seven years investment experience. He joined UMB and the Advisor in 2006, following previous employment at Nations Media Partners, Inc. from 2003-2006, where he served as an associate director, and Sprint Corporation from 2000-2003 where he served as Internal Consultant. Mr. Smashey earned his Bachelor of Science in Finance from Northwest Missouri State University and his MBA from the University of Kansas. Mr. Smashey is a member of the Kansas City CFA Society and the CFA Institute.

SCOUT SMALL CAP FUND

Thomas W. Laming is the lead portfolio manager of the Scout Small Cap Fund.  Mr. Laming became the lead portfolio manager of the Scout Small Cap Fund in May 2010, and has served as the lead portfolio manager of the Scout TrendStar Small Cap Fund since it was reorganized into the Scout Funds family in 2009 (and of its predecessor, the TrendStar Small Cap Fund since its inception in 2003). Mr. Laming joined the Advisor in 2009, when the Advisor acquired the advisory business of TrendStar Advisors, LLC. Mr. Laming served as President and Chief Investment Officer of TrendStar Advisors, LLC, a firm that he founded, from 2003-2009. Previously, Mr. Laming served as Senior Vice President and Portfolio Manager with Kornitzer Capital Management, Inc., in Shawnee Mission, Kansas, having joined that firm in January 1993.  While at Kornitzer, Mr. Laming served as Chief Equity Strategist for the Buffalo Funds and was co-lead manager for all of the equity mutual funds at Buffalo, including the Buffalo Small Cap, Mid Cap, Large Cap, USA Global and Science & Technology funds.  Previously, Mr. Laming served as a Senior Engineer at Martin Marietta in Denver, and served as a Staff Engineer with TRW at the Johnson Space Center in Houston and at TRW’s Space Park Facility in Redondo Beach. While an engineer, Mr. Laming’s work dealt primarily with spacecraft design.  Mr. Laming also worked as a technology analyst with Waddell & Reed in Overland Park, Kansas. Mr. Laming is a Senior Member of the American Institute of Aeronautics and Astronautics and holds an MBA from Indiana University, a Master of Science in Aeronautics and Astronautics from the Massachusetts Institute of Technology and a Bachelor of Science, with highest distinction, in Physics from the University of Kansas.

Jason Votruba is the co-portfolio manager of the Scout Small Cap Fund. Mr. Votruba joined the Advisor in 2002 following previous employment providing investment advice at George K. Baum & Company from 2000-2002 and Commerce Bank from 1998-2000. Mr. Votruba has been serving as a portfolio manager of the Scout Small Cap Fund since his tenure with the Advisor began. Mr. Votruba earned his Bachelor of Science in Business Administration from Kansas State University. He is a CFA® charterholder and a member of the Kansas City CFA Society.

James R. McBride is the co-portfolio manager of the Scout Small Cap Fund. Mr. McBride joined the Advisor in 2009. Prior to joining the Advisor, Mr. McBride co-founded and served as Vice President/Portfolio Manager of TrendStar Advisors, LLC from 2003-2009. Mr. McBride was also previously employed by Kornitzer Capital Management, Inc. as a Vice President and research analyst from 2000 until he left to co-found TrendStar Advisors, LLC in August, 2003. Prior to joining Kornitzer Capital, Mr. McBride served in a number of increasingly responsible positions with Hewlett-Packard and subsidiary companies of Hewlett-Packard from 1989 through 2000. Mr. McBride earned a Bachelor of Science, with honors, in Mechanical Engineering from Wichita State University in 1983 and an MBA in Finance from Indiana University in 1989. Mr. McBride is also a graduate of the General Electric Manufacturing Management Program for Manufacturing Engineers in 1986.  He is a CFA® charterholder.

SCOUT TRENDSTAR SMALL CAP FUND

Thomas W. Laming is the lead portfolio manager of the Scout TrendStar Small Cap Fund.  His biographical information appears above.

James R. McBride is the co-portfolio manager of the Scout TrendStar Small Cap Fund. His biographical information appears above.

SCOUT INTERNATIONAL FUND

James L. Moffett is the lead portfolio manager of the Scout International Fund. Mr. Moffett has served as the lead portfolio manager of the Fund since 1993. His biographical information appears above.

Mr. Gary Anderson is co-portfolio manager of the Scout International Fund. Mr. Anderson joined UMB in 2000 and the Advisor in 2001, following previous employment at Aventis from 1992-2000. Mr. Anderson is a CFA® charterholder and a member of the Kansas City CFA Society. Mr. Anderson earned his Bachelor of Arts in Mathematics and MBA from the University of Minnesota.

SCOUT INTERNATIONAL DISCOVERY FUND

James L. Moffett is the lead portfolio manager of the Scout International Discovery Fund. His biographical information appears above. Mr. Moffett has served as the lead portfolio manager of the Scout International Fund since 1993 and of the Scout Stock Fund since May 1999.

Michael D. Stack is the co-portfolio manager of the Scout International Discovery Fund. Mr. Stack joined UMB and the Advisor in February of 2006, following previous employment at Overseas Asset Management (Cayman) LTD from 2002-2004, U.S. Trust Company of New York from 1998-2001 and J&T Securities, Inc. from 1996-1997. Mr. Stack is a CFA® charterholder, a member of the Kansas City CFA Society and the CFA Institute. Mr. Stack earned his Bachelor of Commerce degree from University College Dublin and an MBA in Finance from Columbia Business School in New York. Mr. Stack was the assistant portfolio manager of the Scout International Fund from February 2006 through December 2007.

SCOUT BOND FUND

Bruce C. Fernandez is the lead portfolio manager of the Scout Bond Fund.  Michael J. Heimlich is the co-portfolio manager of the Scout Bond Fund. Mr. Fernandez joined UMB and the Advisor in 2008 and is Senior Vice President and Director of Fixed Income Strategies, Asset Management. Mr. Fernandez has more than 25 years investment management experience, including 20 years focused on fixed income investments. Prior to joining UMB in January 2008, he served in a number of capacities for the AG Edwards family of affiliated companies. Most recently, Mr. Fernandez served as the Chief Financial Officer from 2006 to 2007 and the Chief Investment Officer from 2001 to 2006 of AG Edwards Trust Company FSB. Prior to joining AG Edwards, from 1983 to 1987 he was a portfolio manager for General American Life Insurance Company. Mr. Fernandez earned his Bachelor of Science in Business Administration and MBA degrees  from Washington University in St. Louis. He is a CFA® charterholder and a member of the CFA Society of St. Louis, the CFA Society of Kansas City and the CFA Institute.

Mr. Heimlich joined UMB and the Advisor in 2008 and is Vice President and a portfolio manager in the Fixed Income Strategies Group. Mr. Heimlich has more than ten years of investment management experience. Prior to joining UMB in April 2008, Mr. Heimlich served in many capacities for the AG Edwards family of affiliated companies. Mr. Heimlich served as a fixed income portfolio strategist from 2000 to 2008 and as a portfolio manager from February 2007 to September 2007. Mr. Heimlich earned his Bachelor of Science in Mathematics from Purdue University. He is a CFA® charterholder and a member of the CFA Society of St. Louis and the CFA Institute.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of a Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

In 2009 TrendStar Advisors, LLC (“TrendStar”), the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor.  Under the agreement, Thomas W. Laming and James R. McBride, TrendStar’s portfolio managers, joined the Advisor and the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund.  Prior to the reorganization, the Scout TrendStar Small Cap Fund had no investment operations.  The financial highlights information for this Fund is based on the financial history of the TrendStar Small-Cap Fund.

The information for the Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout International Fund, Scout International Discovery Fund, Scout Bond Fund, Scout Money Market Fund – Federal Portfolio, Scout Money Market Fund – Prime Portfolio and Scout Tax-Free Money Market Fund for the periods ended prior to July 1, 2008 was audited by other auditors.  The information for the Scout TrendStar Small Cap Fund for the periods ended prior to June 30, 2009 was audited Cohen Fund Audit Services, Ltd.  The information for the other periods has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Annual Report, which is available upon request.

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout the period.

SCOUT STOCK FUND

	For the Years Ended June 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.96	$12.98	$15.23	$15.09	$15.33
Income from investment operations:
Net investment income	0.10	0.11	0.16	0.17	0.14
Net realized and unrealized gain (loss) on securities	0.65	(2.88)	(0.50)	1.78	1.79
Total from investment operations	0.75	(2.77)	(0.34)	1.95	1.93
Distributions from:
Net investment income	(0.10)	(0.11)	(0.15)	(0.17)	(0.15)
Net realized gain on securities	—	(0.14)	(1.76)	(1.64)	(2.02)
Total distributions	(0.10)	(0.25)	(1.91)	(1.81)	(2.17)
Net asset value, end of period	$10.61	$9.96	$12.98	$15.23	$15.09
Total return	7.50%	(21.34)%	(3.14)%	13.52%	13.05%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$100	$105	$90	$93	$116
Ratio of expenses to average net assets:
Net of recovery/waiver of fees	0.90%	0.90%	0.90%	0.90%	0.90%
Before recovery/waiver of fees	0.96%	0.94%	0.93%	0.88%	0.93%
Ratio of net investment income to average net assets:
Net of recovery/waiver of fees	0.86%	1.13%	1.08%	1.11%	1.04%
Before recovery/waiver of fees	0.80%	1.09%	1.05%	1.13%	1.01%
Portfolio turnover rate	69%	46%	77%	71%	60%

SCOUT MID CAP FUND
(Fund Inception October 31, 2006)

	For the Years Ended June 30,			For the Period Ended June 30,
	2010	2009	2008	2007

Net asset value, beginning of period	$8.30	$11.28	$12.01	$10.00
Income from investment operations:
Net investment income	0.04	0.02	—	0.01
Net realized and unrealized gain (loss) on securities	2.09	(2.98)	0.17	2.01
Total from investment operations	2.13	(2.96)	0.17	2.02
Distributions from:
Net investment income	(0.04)	(0.02)	—	(0.01)
Tax return of capital	—	—	(0.07)	—
Net realized gain on securities	—	—	(0.83)	—
Total distributions	(0.04)	(0.02)	(0.90)	(0.01)
Net asset value, end of period	$10.39	$8.30	$11.28	$12.01
Total return	25.61%	(26.27)%	1.39%	20.26	%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$156	$56	$44	$30
Ratio of expenses to average net assets:
Net of recovery/waiver of fees	1.13%	1.40%	1.40%	1.40	%(b)
Before recovery/waiver of fees	1.10%	1.39%	1.31%	1.93	%(b)
Ratio of net investment income to average net assets:
Net of recovery/waiver of fees	0.40%	0.35%	(0.49)%	(0.06	)%(b)
Before recovery/waiver of fees	0.43%	0.36%	(0.40)%	(0.59	)%(b)
Portfolio turnover rate	184%	360%	415%	234	%(a)
(a) Not annualized.
(b) Annualized.

SCOUT SMALL CAP FUND

	For the Years Ended June 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.98	$16.11	$18.91	$17.40	$15.36
Income from investment operations:
Net investment income (loss)	(0.06)	(0.04)	—	—	—
Net realized and unrealized gain (loss) on securities	1.14	(5.09)	(1.40)	2.45	2.45
Total from investment operations	1.08	(5.13)	(1.40)	2.45	2.45
Distributions from:
Net realized gain on securities	—	—	(1.40)	(0.94)	(0.41)
Total distributions	—	—	(1.40)	(0.94)	(0.41)
Net asset value, end of period	$12.06	$10.98	$16.11	$18.91	$17.40
Total return	9.84%	(31.84)%	(7.90)%	14.70%	16.16%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$379	$476	$674	$719	$594
Ratio of expenses to average net assets:	1.06%	1.08%	1.01%	1.02%	1.06%
Ratio of net investment loss to average net assets:	(0.41)%	(0.36)%	(0.45)%	(0.13)%	(0.09)%
Portfolio turnover rate	358%	327%	226%	207%	92%

SCOUT TRENDSTAR SMALL CAP FUND
(Fund Inception October 31, 2003)*

	For the Year Ended June 30,	For the Period Ended June 30,		For the Years Ended September 30,
	2010	2009**		2008	2007	2006	2005

Net asset value, beginning of period	$6.43	$7.54		$12.61	$12.19	$11.94	$10.48
Income from investment operations:
Net investment loss	(0.04)	(0.02)		(0.29)	(0.12)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on securities	0.85	(1.09)		(2.89)	1.70	0.59	1.68
Total from investment operations	0.81	(1.11)		(3.18)	1.58	0.49	1.61
Distributions from:
Tax return of capital	—	—		— (c)	—	—	—
Net realized gain on securities	—	—		(1.89)	(1.16)	(0.24)	(0.15)
Total distributions	—	—		(1.89)	(1.16)	(0.24)	(0.15)
Paid in capital from redemption fees	—	—		— (d)	— (d)	—	—
Net asset value, end of period	$7.24	$6.43		$7.54	$12.61	$12.19	$11.94
Total return	12.60%	(14.72	)%(a)	(28.20)%	13.44%	4.08%	15.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$14	$11		$20	$171	$235	$193
Ratio of expenses to average net assets:
Net of waiver of fees	1.30%	1.40	%(b)	1.40%	1.37%	1.36%	1.39%
Before waiver of fees	2.50%	1.57	%(b)	1.42%	1.37%	1.36%	1.39%
Ratio of net investment income to average net assets:
Net of waiver of fees	(0.64)%	(0.50	)%(b)	(0.84)%	(0.79)%	(0.76)%	(0.90)%
Before waiver of fees	(1.84)%	(0.67	)%(b)	(0.86)%	(0.79)%	(0.76)%	(0.90)%
Portfolio turnover rate	56%	42	%(a)	53%	21%	37%	12%

*  Financial information from inception through June 30, 2009 is for the TrendStar Small-Cap Fund, which was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund on June 30, 2009.
** The Fund elected to change its fiscal year end from September to June.  The information presented is for the period October 1, 2008 through June 30, 2009.
(a) Not annualized
(b) Annualized
(c) Return of capital resulted in less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.

SCOUT INTERNATIONAL FUND
(Formerly known as the UMB Scout WorldWide Fund)*

	For the Years Ended June 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.13	$34.71	$36.35	$29.80	$24.64
Income from investment operations:
Net investment income	0.33	0.34	0.43	0.48	0.26
Net realized and unrealized gain (loss) on securities	2.79	(10.59)	(1.02)	7.82	5.47
Total from investment operations	3.12	(10.25)	(0.59)	8.30	5.73
Distributions from:
Net investment income	(0.34)	(0.35)	(0.45)	(0.45)	(0.27)
Net realized gain on securities	—	(0.98)	(0.60)	(1.30)	(0.30)
Total distributions	(0.34)	(1.33)	(1.05)	(1.75)	(0.57)
Net asset value, end of period	$25.91	$23.13	$34.71	$36.35	$29.80
Total return	13.41%	(29.17)%	(1.71)%	28.47%	23.36%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$5,333	$3,423	$4,044	$3,405	$2,637
Ratio of expenses to average net assets:	0.97%	1.02%	0.96%	0.97%	1.03%
Ratio of net investment income to average net assets:	1.35%	1.56%	1.32%	1.50%	1.08%
Portfolio turnover rate	12%	16%	17%	19%	23%

*Until October 31, 2006.

SCOUT INTERNATIONAL DISCOVERY FUND
(Fund Inception December 31, 2007)

	For the Years Ended June 30,		For the Period Ended June 30,
	2010	2009	2008

Net asset value, beginning of period	$6.95	$9.73	$10.00
Income from investment operations:
Net investment income	0.02	0.05	0.06
Net realized and unrealized gain (loss) on securities	0.80	(2.69)	(0.27)
Total from investment operations	0.82	(2.64)	(0.21)
Distributions from:
Net investment income	(0.03)	(0.05)	(0.06)
Net realized gain on securities	—	(0.09)	—
Total distributions	(0.03)	(0.14)	(0.06)
Net asset value, end of period	$7.74	$6.95	$9.73
Total return	11.77%	(26.99)%	(2.09	)%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$23	$15	$12
Ratio of expenses to average net assets:
Net of waiver of fees	1.60%	1.60%	1.60	%(b)
Before waiver of fees	1.93%	3.27%	3.35	%(b)
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.26%	0.94%	1.98	%(b)
Before waiver of fees	(0.07)%	(0.73)%	0.23	%(b)
Portfolio turnover rate	26%	15%	12	%(a)

(a) Not annualized
(b) Annualized

SCOUT BOND FUND

	For the Years Ended June 30,
	2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.36	$10.97	$10.74	$10.66	$11.16
Income from investment operations:
Net investment income	0.29	0.36	0.41	0.44	0.39
Net realized and unrealized gain (loss) on securities	0.25	0.39	0.23	0.08	(0.47)
Total from investment operations	0.54	0.75	0.64	0.52	(0.08)
Distributions from:
Net investment income	(0.29)	(0.36)	(0.41)	(0.44)	(0.42)
Total distributions	(0.29)	(0.36)	(0.41)	(0.44)	(0.42)
Net asset value, end of period	$11.61	$11.36	$10.97	$10.74	$10.66
Total return	4.84%	6.99%	6.02%	4.90%	(0.71)%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$126	$129	$88	$93	$119
Ratio of expenses to average net assets:
Net of recovery/waiver of fees	0.57%	0.57%	0.87%	0.87%	0.87%
Before recovery/waiver of fees	0.70%	0.71%	0.91%	0.87%	0.90%
Ratio of net investment income to average net assets:
Net of recovery/waiver of fees	2.52%	3.18%	3.67%	4.04%	3.74%
Before recovery/waiver of fees	2.39%	3.04%	3.63%	4.05%	3.71%
Portfolio turnover rate	56%	46%	74%	34%	11%

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.03		0.05		0.04
Distributions from:
Net investment income	—		(0.01)	(0.03)		(0.05)		(0.04)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.02%		0.61%	3.38%		4.82%		3.62%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$132		$185	$167		$278		$205
Ratio of expenses to average net assets:
Net of waiver of fees	0.17	%(a)	0.48%	0.47	%(b)	0.46	%(b)	0.50	%(b)
Before waiver of fees	0.49%		0.52%	0.47%		0.46%		0.50%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.03	%(a)	0.59%	3.26	%(b)	4.73	%(b)	3.58	%(b)
Before waiver of fees	(0.29)%		0.55%	3.26%		4.73%		3.58%

(a)The Advisor has voluntarily waived (in thousands) $579 of Investment Advisory fees.
(b)Ratio reflects no waiver.

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.04		0.05		0.04
Distributions from:
Net investment income	—		(0.01)	(0.04)		(0.05)		(0.04)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.03%		0.81%	3.58%		4.90%		3.68%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$341		$401	$526		$671		$572
Ratio of expenses to average net assets:
Net of waiver of fees	0.23	%(a)	0.50%	0.48	%(b)	0.46	%(b)	0.50	%(b)
Before waiver of fees	0.50%		0.53%	0.48%		0.46%		0.50%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(a)	0.84%	3.47	%(b)	4.80	%(b)	3.64	%(b)
Before waiver of fees	(0.25)%		0.81%	3.47%		4.80%		3.64%

(a)The Advisor has voluntarily waived (in thousands) $1,035 of Investment Advisory fees.
(b)Ratio reflects no waiver.

SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.02		0.03		0.02
Distributions from:
Net investment income	—		(0.01)	(0.02)		(0.03)		(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.03%		0.70%	2.36%		3.14%		2.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$122		$122	$124		$140		$110
Ratio of expenses to average net assets:
Net of waiver of fees	0.29	%(a)	0.58%	0.53	%(b)	0.49	%(b)	0.53	%(b)
Before waiver of fees	0.53%		0.58%	0.53%		0.49%		0.53%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(a)	0.68%	2.29	%(b)	3.10	%(b)	2.33	%(b)
Before waiver of fees	(0.22)%		0.68%	2.29%		3.10%		2.33%

(a)The Advisor has voluntarily waived (in thousands) $348 of Investment Advisory fees.
(b)Ratio reflects no waiver.

BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Account Registration. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•
IRAs and other tax-deferred accounts. The Funds offer a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

	Initial	Additional
	Minimum	Minimum
TYPE OF ACCOUNT	Purchase	Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

Determining Your Share Price. The price at which you purchase and redeem a Fund’s shares is called the Fund’s net asset value per share (“NAV”). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday.  If the NYSE is closed (other than for a national holiday or weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds’ transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on page 69). Additional requirements for “good order” can be found in the “Customer Identification Program” section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early, or, in the case of the Scout Bond Fund and/or the Money Market Funds, when the Federal Reserve Banks of New York or Kansas City close early, when the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers close early or as otherwise permitted by the Securities and Exchange Commission.  The Board may, for any business day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and Small Cap® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market® and Small Cap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilize both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days may be valued at amortized cost. The Money Market Funds value assets on the basis of amortized cost as further described in the SAI.

When market quotations are not readily available or are unreliable, any security or other asset is valued at its fair value as determined in good faith by the Advisor using procedures adopted by, and under the supervision of, the Board. A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

In addition, the fair value procedures are also used to limit the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds’ possible exposure to investors who engage in the type of market-timing trading that seeks to take advantage of possible delays between the change in the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of a Fund’s shares (as further described in the “Arbitrage market timing” section). For example, if the Scout TrendStar Small Cap, International or International Discovery Fund holds a portfolio security traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV and an event that may affect the value of that foreign security occurs after the foreign market closes, the Advisor will review the closing price of the foreign security on the foreign exchange to determine whether the price at the foreign market close accurately reflects the market value of the foreign security at the time that the Fund calculates its NAV. Likewise, if the Scout Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Fund holds a thinly traded security and there is not a significant amount of market activity on a trading day, the Advisor will review the closing price to determine if the closing price accurately reflects the market value of that thinly traded security. If the Advisor determines that the price at the foreign market close does not accurately reflect the market value of the foreign security when the Scout TrendStar Small Cap, International or International Discovery Fund calculates its NAV or that the closing price of the thinly traded security does not accurately reflect the market value of the security at the time the Scout Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Fund calculates its NAV, the Advisor will take steps to determine the fair value of the security.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the NYSE.  In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds.  The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

If a Fund owns any foreign securities that are traded on foreign exchanges that are open on weekends or other days when the Funds do not price their shares, the value of the Fund’s portfolio securities may change on days when the Fund does not calculate its NAV and when shareholders will not be able to purchase or redeem Fund shares.

To the extent that the Advisor determines the fair value of a security, it is possible that the fair value determined by the Advisor will not exactly match the market price of the security when the security is sold by the Fund.

BUYING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Institutions” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

By mail:
•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.
•
Make your check payable to the “Scout Funds.” The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

Mail your application and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
You may not make your initial purchase by telephone.

By wire:
•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.
•	Send your investment to UMB with these instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:
Visit the Funds’ web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

By mail:
•	Complete the investment slip that is included in your account statement and write your account number on your check.
•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.
•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
•
You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

By wire:
Send your investment to UMB by following the instructions listed in the column to the left.

Online:
Visit the Funds’ web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.  A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Additional Purchase Information

•	The Funds do not issue certificates for shares.

•
If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

•
You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Funds will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs them to do so.

•
The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•
The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

•
If you open up an account to purchase shares of a Fund, under the unclaimed property laws of various States your property may be transferred to the appropriate State if no activity occurs in the account within the time period specified by State law.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies.  In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions.  Customers of other financial services companies should contact their account officers for appropriate purchase instructions.  Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Funds offer.  To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies.  The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds.  This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered.  For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs.  These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Funds.  In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds.  These payments to financial services companies would be in addition to Fund payments described in this Prospectus.  The amount of the payments to different financial services companies may be different.  The aggregate amount of these additional payments could be substantial.  These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you.  Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

SELLING SHARES

When you purchase your shares directly from the Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Funds’ records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Funds wait for funds to become available).

BY MAIL

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

•	Include a Medallion signature guarantee, if necessary (see page 76).

•	Send your request to:

REGULAR MAIL

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

OVERNIGHT COURIER

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE

•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order.  If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

REDEMPTION FEE

Shares of the Scout Mid Cap, Scout Small Cap, Scout TrendStar Small Cap, Scout International and Scout International Discovery Funds that are redeemed (sold) or exchanged within two months of purchase will be assessed a redemption fee of 2.00%. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the affected Fund. If you bought shares in the Funds referenced above on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies (“first-in, first-out”). This redemption fee is imposed to discourage short-term trading and is paid to a Fund to help offset any transaction costs associated with short-term shareholder trading.  Generally, the redemption fee will apply to redemptions and exchanges of shares purchased directly from a Fund or indirectly through a financial intermediary such as a broker-dealer. For shares that are held through a financial intermediary, or in an omnibus or other group account, the Funds rely on the financial intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Funds.  The redemption fee will generally not apply in the following circumstances:

•	redemptions or exchanges of shares acquired through the reinvestment of dividends or distributions
•	redemptions or exchanges of shares in connection with a systematic withdrawal plan (including an automatic exchange plan)
•	redemptions or exchanges of shares due to a shareholder’s death, disability or proven hardship
•
redemptions or exchanges of shares in connection with asset allocation, wrap-fee and other investment programs, where investment decisions are made on a discretionary basis by investment professionals, where transactions occur as a result of regularly conducted activities such as changes to asset allocation models or periodic rebalancing to match the models, where the program limits or prohibits participant-directed trading, or where the redemption is made as a result of a shareholder’s full withdrawal from the program

•
redemptions or exchanges of shares in connection with systematic transactions that have pre-defined trade dates for purchases, exchanges or redemptions such as automatic account rebalancing programs offered by financial institutions

•	redemptions or exchanges of shares held by mutual funds operating as funds-of-funds
•	redemptions or exchanges of shares effected by other mutual funds that are sponsored by the Advisor or its affiliates
•	redemptions or exchanges of shares initiated by a Fund such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees
•	redemptions or exchanges of shares from accounts for which UMB serves as custodian, trustee or in any other fiduciary capacity
•	redemptions or exchanges of shares from employer-sponsored retirement plans such as 401(k) plans
•	redemptions or exchanges of shares to satisfy required distributions from a retirement account or to return to a shareholder any excess contributions to a retirement account
•	redemptions or exchanges of shares from accounts maintained by certain financial intermediaries that do not have the systematic capability to apply the redemption fee to those accounts

Scout Funds or the Board, in their discretion, may waive the redemption fee in other circumstances if it is determined that it is in the best interest of the Funds. Certain intermediaries may not apply the exemptions to the redemption fee listed above or may be exempt from the redemption fee transactions not listed above.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•
If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•
The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.  Additional information is provided in the Statement of Additional Information.

•
Under certain circumstances, a Fund may pay your redemption “in kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•
In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees

The Funds will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add check-writing privileges;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form);

•	if a change of address request has been received by the Transfer Agent within the last 60 days; or

•	if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•	You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements; and

•	Exchanges of shares of the Scout Mid Cap, Small Cap, TrendStar Small Cap, International or International Discovery Funds held two months or less will trigger the redemption fee.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET TIMING

The Funds are not to be used as vehicles for short-term trading or market timing, and therefore, the non-Money Market Funds will not honor requests for purchases or exchanges by shareholders who identify themselves as market timers or are identified by the Funds as engaging in a pattern of frequent trading potentially injurious to the Funds. “Frequent trading potentially injurious to the Funds” is a sale or exchange of Fund shares exceeding a designated monetary threshold within 20 days of the purchase of such Fund shares.

The Funds believe that frequent trading strategies or market timing may adversely affect the Funds and their shareholders. A pattern of frequent trading or market timing may interfere with the efficient management of a Fund’s portfolio, materially increase a Fund’s transaction costs, administrative costs or taxes, and/or impact Fund performance.

In order to reduce the risks of frequent trading and market timing, the Funds’ Board of Trustees has adopted redemption fees for certain Funds and has adopted, and management has implemented, policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions (or exchanges) of Fund shares in order to protect long-term Fund shareholders. The Funds reserve the right to restrict, reject, suspend, limit or terminate, without prior notice, the purchase or exchange privilege of any investor, or any financial intermediary firm, who appears to be employing a frequent trading or market-timing strategy or for any other reason.

The Funds maintain surveillance procedures to detect frequent trading or market timing of Fund shares. As part of this surveillance process, the purchase and subsequent sale or exchange of Fund shares exceeding the monetary threshold for transactions within a 20-day period are examined. To the extent that transactions exceeding the monetary threshold within a 20-day period are identified, the Funds will place a “block” on the account (and may also block the accounts of clients of the particular advisor or broker considered responsible for the trading). The Funds may modify their surveillance procedures and criteria from time to time without prior notice, subject to Board approval, as necessary or appropriate to improve the detection of frequent trading or to address specific circumstances. In the case of financial intermediaries, the application of the surveillance procedures will be subject to the limitations of the intermediaries’ monitoring systems and/or ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. The Funds also may consider the history of trading activity in all accounts known to be under common ownership, control, or influence.

Management has determined that certain short-term purchases and redemptions (or exchanges) are not disruptive or harmful to the Funds’ long-term shareholders, such as transactions conducted through systematic investment or withdrawal plans, certain asset allocation program transactions or trades within a Money Market Fund, and therefore such transactions generally are not subject to the surveillance procedures. Additional exceptions may be granted where extraordinary or unique circumstances indicate that a transaction (or series of transactions) does not adversely affect the Fund or its shareholders and is not part of a frequent trading or market timing strategy. Any such exceptions are subject to advance approval by the Funds’ President, among others, and are subject to oversight by the Chief Compliance Officer and the Board.

The portfolio securities of the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds may make those Funds more susceptible to frequent trading or market timing strategies. Some foreign securities in which the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds have authority to invest or some thinly traded securities in which the Scout Mid Cap, Small Cap, TrendStar Small Cap or International Discovery Funds may invest could subject those Funds to “arbitrage market timing,” as described below. To reduce the susceptibility of these Funds to arbitrage market timing, the Board has also approved a redemption fee on Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Fund shares sold or exchanged within two months of purchase. Details of the redemption fee are disclosed on page 74.

The Funds’ market timing policies do not relate to the Money Market Funds because the Money Market Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management.  There can be no assurance, however, that the Money Market Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Market timing through financial intermediaries. Shareholders are subject to the Funds’ policy prohibiting frequent trading or market timing regardless of whether they invest directly with the Funds or indirectly through a financial intermediary such as a broker-dealer, a bank, an investment advisor or an administrator or trustee of a 401(k) retirement plan that maintains an omnibus account with the Funds for trading on behalf of its customers. To the extent required by applicable regulation, the Funds or the Transfer Agent enter into agreements with financial intermediaries under which the intermediaries agree to provide information about Fund share transactions effected through the financial intermediary.  While the Funds monitor accounts of financial intermediaries and will encourage financial intermediaries to apply the Funds’ policy prohibiting frequent trading or market timing to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity, enforce the Funds’ policy prohibiting frequent trading or enforce any applicable redemption fee with respect to customers of financial intermediaries. In certain circumstances, the Funds may determine that a financial intermediary’s frequent trading policies sufficiently protect Fund shareholders even though they may be different than the Funds’ policies.  In those instances the Funds may not require the financial intermediary to enforce the Funds’ policies.  Please contact your financial intermediary for details regarding your financial intermediary’s frequent trading policies and any related restrictions.

Certain financial intermediaries may also be limited with respect to their monitoring systems and/or their ability to provide sufficient information from which to detect patterns of frequent trading potentially injurious to a Fund. For example, should it occur, the Funds may not be able to detect frequent trading or market timing that may be facilitated by financial intermediaries or it may be more difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. In certain circumstances, financial intermediaries such as 401(k) plan providers may not have the technical capability to apply the Funds’ policy prohibiting frequent trading to their customers. In addition, certain intermediaries may use criteria and methods for tracking, applying and/or calculating the redemption fee that may differ in some respects from that of the Funds.  Reasonable efforts will be made to identify the financial intermediary customer engaging in frequent trading. Transactions placed through the same financial intermediary that violate the policy prohibiting frequent trading may be deemed part of a group for purposes of the Funds’ policy and may be rejected in whole or in part by the Funds.  However, there can be no assurance that the Funds will be able to identify all those who trade excessively or employ a market timing strategy, and curtail their trading in every instance.

Arbitrage market timing. The Scout Mid Cap, TrendStar Small Cap, International and International Discovery Funds have the authority to invest in foreign securities that are traded on foreign exchanges and the Scout Mid Cap, Small Cap, TrendStar Small Cap and International Discovery Funds have the authority to invest in securities that are thinly traded. To the extent the Scout Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds invest in these types of securities, respectively, the Funds may be exposed to investors who engage in the type of market timing trading that seeks to take advantage of possible delays between the change of the value of a Fund’s portfolio holdings and the reflection of the change in the NAV of the Fund’s shares, sometimes referred to as “arbitrage market timing.” For example, the Scout Mid Cap, TrendStar Small Cap, International or International Discovery Fund may hold portfolio securities that are traded on a foreign exchange that closes prior to the time that the Fund calculates its NAV. If an event that affects the value of that foreign security occurs prior to the time that the Scout Mid Cap, TrendStar Small Cap, International or International Discovery Fund calculates its NAV, the closing price of the foreign security may not accurately represent the value of the foreign security at the time the Fund calculates its NAV. Likewise, if the Scout Mid Cap Fund, Small Cap, TrendStar Small Cap or International Discovery Fund invests in a security that is thinly traded, the closing price of that security may not accurately represent the market value of that security at the time the Fund calculates its NAV. There is the possibility that such “arbitrage market timing” trading, under certain circumstances, may dilute the value of a Fund’s shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon NAVs that do not reflect the appropriate fair value prices of those portfolio securities. To reduce the risk of arbitrage market timing, the Funds have procedures to determine the fair value of a portfolio security if there is an indication that, for example, a closing price on a foreign market or closing price of a thinly traded security may not reflect the accurate market value of the security.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Funds offer a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Funds currently offer the following kinds of retirement plans and savings account:

•	Traditional IRA (including spousal IRA)

•	Rollover IRA

•	Roth IRA

•	SEP-IRA

•	Coverdell Education Savings Account

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

CHECK WRITING

This service is available if you own shares of one of the Money Market Funds. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds’ Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds’ web site at scoutfunds.com.

In addition, you may enroll on the Funds’ web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Funds online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds’ web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds’ web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Funds, their Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, their Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Funds in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Funds reserve the right to deny your ability to refute a transaction if you fail to notify the Funds within such 90 day time period.

Semi-Annual and Annual Reports. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Funds’ portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds’ performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Funds’ web site.

HOUSEHOLDING

To help lower the Funds’ expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds’ behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year. The Money Market Funds do not anticipate realizing any long-term capital gain.

The Scout Bond Fund and the Money Market Funds expect to declare a dividend equal to substantially all of its net investment income every business day, and distribute accumulated dividends to shareholders monthly.

The Scout Stock, Mid Cap, Small Cap, TrendStar Small Cap, International and International Discovery Funds expect to declare and distribute all of their net investment income, if any, to shareholders as dividends semi-annually, usually in June and December.

Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

Annual Statements.  Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

Buying a Dividend. At the time you purchase your Fund shares, a Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”  To avoid “buying a dividend,” check a Fund’s distribution schedule before you invest by calling 1-800-996-2862.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Scout Bond Fund and the Money Market Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation  by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  An exchange of your Fund shares for shares of a different Fund is the same as a sale. Because the Money Market Funds expect to maintain a stable net asset value of $1.00 per share, investors in these Funds should not have any gain or loss on the sale or redemption of such shares.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.  If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information about the Scout Tax-Free Money Market Fund.
Dividends from the Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax.   Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free.  Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability.  In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.

The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

The following information is not part of the Prospectus.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

SCOUT FUNDS
Stock Fund (UMBSX)
Mid Cap Fund (UMBMX)
Small Cap Fund (UMBHX)
TrendStar Small Cap Fund (TRESX)
International Fund (UMBWX)
International Discovery Fund (UMBDX)
Bond Fund (UMBBX)
Money Market Fund – Federal Portfolio – Investor Class (UMFXX)
Money Market Fund – Prime Portfolio – Investor Class (UMPXX)
Tax-Free Money Market Fund – Investor Class (UMTXX)

INVESTMENT ADVISOR
Scout Investment Advisors, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ Annual and Semi-Annual Reports to shareholders contain additional information about the Funds’ investments. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at scoutfunds.com.  You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

SCOUT FUNDS
P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 1-800-996-2862

E-MAIL  scoutfunds@umb.com

scoutfunds.com

“UMB,” “Scout” and the Scout design are registered marks of UMB Financial Corporation.

SEC REGISTRATION NUMBER

811-09813  Scout Funds

SCOUT FUNDS

PROSPECTUS  OCTOBER 31, 2010

Money Market Fund – Federal Portfolio – Investor Class (UMFXX)
Money Market Fund – Prime Portfolio – Investor Class (UMPXX)
Tax-Free Money Market Fund – Investor Class (UMTXX)

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS              OCTOBER 31, 2010

TOLL-FREE 1-800-996-2862

Scout Money Market Fund – Federal Portfolio – Investor Class
Scout Money Market Fund – Prime Portfolio – Investor Class
Scout Tax-Free Money Market Fund – Investor Class

Investment Advisor:
SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

INFORMATION ABOUT THE FUNDS
Scout Money Market Fund – Federal Portfolio – Investor Class Summary	1
Scout Money Market Fund – Prime Portfolio – Investor Class Summary	5
Scout Tax-Free Money Market Fund – Investor Class Summary	9
Important Additional Information	13
Additional Information about Investment Objectives, Policies and Portfolio Holdings	13
Investment Advisor	14
Financial Highlights	14

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest	18
Buying Shares	19
Selling Shares	23
Exchanging Shares	26
Special Features and Services	27
Other Shareholder Information	28
Dividends, Distributions and Taxes	29

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. (“UMB”) or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation or any other United States government agency. These shares involve investment risks, including the possible loss of the principal invested.

SCOUT MONEY MARKET FUND – FEDERAL PORTFOLIO – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Fund – Federal Portfolio – Investor Class	$17	$125	$242	$585

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund only invests in United States government securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

1

How does the Fund choose securities in which to invest? The Fund only invests in the following United States government securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Fund may also invest in repurchase agreements secured by the above types of securities. Because the Portfolio’s name suggests investment in U.S. government securities, shareholders will receive written notice of any change that would enable the Portfolio to normally invest less than 80% of its net assets in U.S. government securities.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

2

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
5.91%	3.62%	1.19%	0.62%	0.84%	2.70%	4.43%	4.63%	1.73%	0.07%
During the periods shown in the bar chart above the Fund’s highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

3

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Money Market Fund – Federal Portfolio	0.07%	2.70%	2.56%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	2.90%	2.69%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

4

SCOUT MONEY MARKET FUND – PRIME PORTFOLIO – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.34%
Distribution (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.50%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Money Market Fund – Prime Portfolio – Investor Class	$24	$133	$253	$602

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund invests in United States government securities and may also invest in other money market securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

5

How does the Fund choose securities in which to invest? The Fund invests in the following securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

•
Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

•	Short-term obligations issued by companies that meet the high credit-quality standards of the Prime Portfolio.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

6

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
6.05%	3.63%	1.23%	0.63%	0.86%	2.73%	4.52%	4.77%	2.03%	0.07%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

7

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Money Market Fund – Prime Portfolio	0.07%	2.81%	2.63%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	2.90%	2.69%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

8

SCOUT TAX-FREE MONEY MARKET FUND – INVESTOR CLASS SUMMARY

Investment Objective

The Fund’s investment objective is highest level of income exempt from federal income tax consistent with quality and maturity standards.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.53%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Tax-Free Money Market Fund – Investor Class	$30	$146	$272	$642

Principal Investment Strategies

In addition to its stated investment objective, the Fund further seeks to maintain a stable net asset value of $1.00 per share.

9

How does the Fund choose securities in which to invest? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

10

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Tax Risks. The Fund may be more adversely impacted by changes in tax rates and policies than other money market funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

A portion of the distributions from certain securities that the Fund holds may be subject to the federal alternative minimum tax. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and the tax-exempt nature of these securities is based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable.

Municipal Risks. Investments in the Fund are subject to risks normally associated with investments in municipal securities associated with the issuer’s ability to make scheduled interest payments. Municipal obligations that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions, and adverse developments affecting banks could have a negative effect on the Fund’s portfolio securities. In the case of municipal lease obligations issued by a state or local government to acquire land, equipment or facilities, if the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

11

Annual Total Return as of December 31 of Each Year

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
3.59%	2.19%	0.83%	0.48%	0.66%	1.86%	2.87%	3.14%	1.45%	0.08%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	5 Years	10 Years
Tax-Free Money Market Fund	0.08%	1.88%	1.71%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	2.88%	2.84%
Lipper Tax-Exempt Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.17%	1.98%	1.81%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

12

IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares. Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

Type of Account	Initial Minimum Purchase	Additional Minimum Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

You may purchase, redeem or exchange shares by regular mail (Scout Funds, P.O. Box 1241, Milwaukee, WI 53201-1241), overnight courier (Scout Funds, 803 West Michigan Street, Milwaukee, WI 53233-2301), telephone (1-800-996-2862) or online (www.scoutfunds.com).

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND PORTFOLIO HOLDINGS

Investment Objectives and Policies.  Each Fund’s investment objective may be changed by the Board without shareholder approval.  If the Board approves a change in a Fund’s investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Fund’s investment advisor, Scout Investment Advisors, Inc. (the “Advisor”), believes that they are no longer suitable for achieving the Fund’s objective.  In cases where a Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the charge at least sixty days before it occurs.  For purposes of any such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.  The Funds do not, however, intend to borrow money for purposes of making investments.

Disclosure of Portfolio Holdings. Information concerning each Money Market Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity as of the last business day of the preceding month is posted on its website no later than five business days after the end of the month and remains posted on the website for six months thereafter.  In addition, by no later than December 7, 2010, each Money Market Fund will file monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month-end.

13

INVESTMENT ADVISOR

Scout Investment Advisors, Inc. is each Fund’s investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2010, assets under the management of the Advisor were approximately $9.5 billion.

The Funds have entered into an Investment Advisory Agreement with the Advisor. Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund’s assets in accordance with the Fund’s investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund’s portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds.  The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Scout Money Market Fund – Federal Portfolio pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund’s average daily net assets. The Scout Money Market Fund – Prime Portfolio pays the Advisor an advisory fee at the annual rate of 0.34% on the Fund’s average daily net assets. The Scout Tax-Free Money Market Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the Fund’s average daily net assets. These advisory fees are paid monthly.

For the fiscal year ended June 30, 2010, the Advisor earned the following fees for investment advisory services performed as a percentage of average daily net assets:  Scout Money Market Fund – Federal Portfolio, 0.00%; Scout Money Market Fund – Prime Portfolio, 0.07%; and the Scout Tax-Free Money Market Fund, 0.06%.  For the fiscal year ended June 30, 2010, the Advisor waived its entire management fee for the Scout Money Market Fund – Federal Portfolio and made payments to cover fund expenses.

The Advisor voluntarily waived $578,914, $1,034,280 and $348,174 of investment advisory fees during the fiscal year ended June 30, 2010 for the Investor Class shares of each of the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds, respectively, which resulted in total annual fund operating expenses (after fee waiver and/or expense assumption) as follows: Money Market – Federal Portfolio, 0.17%; Money Market – Prime Portfolio, 0.23%; and Tax-Free Money Market Fund, 0.29%.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Funds is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of a Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the periods ended June 30, 2006 through 2008 was audited by other auditors.  The information for the periods ended June 30, 2009 and 2010 has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Annual Report, which is available upon request.

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SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.03		0.05		0.04
Distributions from:
Net investment income	—		(0.01)	(0.03)		(0.05)		(0.04)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.02%		0.61%	3.38%		4.82%		3.62%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$132		$185	$167		$278		$205
Ratio of expenses to average net assets:
Net of waiver of fees	0.17	%(a)	0.48%	0.47	%(b)	0.46	%(b)	0.50	%(b)
Before waiver of fees	0.49%		0.52%	0.47%		0.46%		0.50%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.03	%(a)	0.59%	3.26	%(b)	4.73	%(b)	3.58	%(b)
Before waiver of fees	(0.29)%		0.55%	3.26%		4.73%		3.58%

(a)The Advisor has voluntarily waived (in thousands) $579 of Investment Advisory fees.
(b)Ratio reflects no waiver.

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SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.04		0.05		0.04
Distributions from:
Net investment income	—		(0.01)	(0.04)		(0.05)		(0.04)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.03%		0.81%	3.58%		4.90%		3.68%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$341		$401	$526		$671		$572
Ratio of expenses to average net assets:
Net of waiver of fees	0.23	%(a)	0.50%	0.48	%(b)	0.46	%(b)	0.50	%(b)
Before waiver of fees	0.50%		0.53%	0.48%		0.46%		0.50%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(a)	0.84%	3.47	%(b)	4.80	%(b)	3.64	%(b)
Before waiver of fees	(0.25)%		0.81%	3.47%		4.80%		3.64%

(a)The Advisor has voluntarily waived (in thousands) $1,035 of Investment Advisory fees.
(b)Ratio reflects no waiver.

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SCOUT TAX-FREE MONEY MARKET FUND - INVESTOR CLASS

	For the Years Ended June 30,
	2010		2009	2008		2007		2006

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		0.01	0.02		0.03		0.02
Distributions from:
Net investment income	—		(0.01)	(0.02)		(0.03)		(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return	0.03%		0.70%	2.36%		3.14%		2.37%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$122		$122	$124		$140		$110
Ratio of expenses to average net assets:
Net of waiver of fees	0.29	%(a)	0.58%	0.53	%(b)	0.49	%(b)	0.53	%(b)
Before waiver of fees	0.53%		0.58%	0.53%		0.49%		0.53%
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(a)	0.68%	2.29	%(b)	3.10	%(b)	2.33	%(b)
Before waiver of fees	(0.22)%		0.68%	2.29%		3.10%		2.33%

(a)The Advisor has voluntarily waived (in thousands) $348 of Investment Advisory fees.
(b)Ratio reflects no waiver.

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BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Account Registration. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax advisor to determine what form of account registration best meets your needs.

Available forms of registration include:

•	Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

•	Joint ownership. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

•	Custodial account. You may open an account for a minor under the Uniform Gifts to Minors Act/Uniform Transfers to Minors Act for your state of residence.

•	Corporate/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

•
IRAs and other tax-deferred accounts. The Funds offer a variety of retirement accounts for individuals. Please refer to “Retirement Account Options” below for more information about these types of accounts.

Account Minimums. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

	Initial	Additional
	Minimum	Minimum
TYPE OF ACCOUNT	Purchase	Purchase
Regular (Individual, joint, corporate or trust)	$1,000	$100
IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)	$100	$100
Gifts to Minors (UGMA/UTMA)	$250	$100
Automatic Investment Plan	$100	$50
Exchanges	$1,000	$1,000

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Determining Your Share Price. The price at which you purchase and redeem a Fund’s shares is called the Fund’s net asset value per share (“NAV”). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday.  If the NYSE is closed (other than for a national holiday or weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets.  The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds’ transfer agent (the “Transfer Agent”). “Good order” means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on page 19). Additional requirements for “good order” can be found in the “Customer Identification Program” section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early or when the Federal Reserve Banks of New York or Kansas City close early, when the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers close early or as otherwise permitted by the Securities and Exchange Commission.  The Board may, for any business day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

The Funds value assets on the basis of amortized cost as further described in the SAI.

BUYING SHARES

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial or investment advisor or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB, or another institution (such as a bank or broker-dealer) that has entered into an agreement with the Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see “Transactions Through UMB Bank, n.a. and Other Institutions” below for more details.

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

TO OPEN AN ACCOUNT

By mail:
•	Complete and sign the account application or an IRA application. If you do not complete the application properly, your purchase may be delayed or rejected.
•
Make your check payable to the “Scout Funds.” The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.

•	For IRA accounts, please specify the year for which the contribution is made.

Mail your application and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street

19

Milwaukee, WI 53233-2301

By telephone:
You may not make your initial purchase by telephone.

By wire:
•	To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.
•	Send your investment to UMB with these instructions:

UMB Bank, n.a.
ABA# 101000695
For Credit to the Scout Funds
A/C# 9871062406

For further credit to: investor account number; name(s) of investor(s); SSN or TIN; name of Fund to be purchased.

Online:
Visit the Funds’ web site, complete and electronically submit the online application. Accounts for third parties, trusts, corporations, partnerships and other entities may not be opened online and are not eligible for online transactions.

TO ADD TO AN ACCOUNT

By mail:
•	Complete the investment slip that is included in your account statement and write your account number on your check.
•	If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.
•	Make your check payable to the “Scout Funds.”

Mail the slip and check to:
Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

By overnight courier, send to:
Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

By telephone:
•
You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-2862 to purchase shares in an existing account.

•	Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

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By wire:
Send your investment to UMB by following the instructions listed in the column to the left.

Online:
Visit the Funds’ web site and complete the online form to add to your account in amounts of $100 or more.

If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day’s NAV, provided that your application is in good order. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day’s NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.  A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)

To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, or 25th of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIP will be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

Additional Purchase Information

•	The Funds do not issue certificates for shares.

•
If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered Fund account as reimbursement for any such losses.

21

•
You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Funds will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs them to do so.

•
The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

•
The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list “Power of Attorney” or “POA” in the registration section.

•	Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

•
If you open up an account to purchase shares of a Fund, under the unclaimed property laws of various States your property may be transferred to the appropriate State if no activity occurs in the account within the time period specified by State law.

Transactions Through UMB Bank, n.a. and Other Financial Services Companies.  In addition to purchasing shares directly from the Funds, you may invest through financial services companies such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  UMB Trust Department customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions.  Customers of other financial services companies should contact their account officers for appropriate purchase instructions.  Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus.  In addition, these intermediaries may place limits on your ability to use services the Funds offer.  To determine whether you may purchase shares through your financial services company, contact the company directly.

Payments to Financial Services Companies.  The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds.  This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered.  For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs.  These platforms make Fund shares available through the financial services company’s sales system, and give access to the company’s sales representatives and customers; hence, providing “shelf-space” for the Funds.  In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds.  These payments to financial services companies would be in addition to Fund payments described in this Prospectus.  The amount of the payments to different financial services companies may be different.  The aggregate amount of these additional payments could be substantial.  These additional payments may include amounts that are sometimes referred to as “revenue sharing” payments.  The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you.  Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

22

SELLING SHARES

When you purchase your shares directly from the Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB, or another financial services agent and you appear on the Funds’ records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. There is a $13 fee for each wire transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 7 days (or up to 15 days for shares recently purchased by check, while the Funds wait for funds to become available).

BY MAIL

•	Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

•	Sign the request exactly as the shares are registered. All account owners must sign.

•	Include a Medallion signature guarantee, if necessary (see page 25).

•	Send your request to:

REGULAR MAIL

Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

OVERNIGHT COURIER

Scout Funds
803 West Michigan Street
Milwaukee, WI 53233-2301

BY TELEPHONE

•	You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

•	Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

ONLINE

•	If you have registered for online transaction privileges, you may redeem shares online for any amount between $500 and $50,000.

23

Redemption requests received in “good order” before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day’s NAV. “Good order” means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order.  If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.
SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, or 25th of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.

Additional Redemption Provisions

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•
If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

•	If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.

•
The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.  Additional information is provided in the Statement of Additional Information.

•
Under certain circumstances, a Fund may pay your redemption “in kind.” This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

Redeeming and Exchanging Through UMB Bank, n.a. and Other Institutions

If you purchase your shares through an account at UMB or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Telephone Transactions

•
In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

24

•
The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

Medallion Signature Guarantees

The Funds will require the Medallion signature guarantee of each account owner in the following situations:

•	to change ownership on your account;

•	to send redemption proceeds to a different address than is currently on the account;

•	to have the proceeds paid to someone other than the account’s owner;

•	to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

•	to add check-writing privileges;

•	to add telephone privileges;

•	to change the name on your account due to marriage or divorce;

•	to transfer your Fund IRA to another fund family (on the IRA transfer form);

•	if a change of address request has been received by the Transfer Agent within the last 60 days; or

•	if your redemption is for $50,000 or more.

A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor. Medallion signature guarantee requirements also apply to certain transactions on accounts involving executors, administrators, trustees or guardians. To determine if a Medallion signature guarantee is required, please call 1-800-996-2862.

Small Accounts. All Fund account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to accounts held through financial services agents, retirement plan accounts, active AIPs or UGMA/UTMA accounts.

25

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing, online, or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

•	Each account must be registered identically;

•
You must meet the Fund’s initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange; and

•
You may open a new account or purchase additional shares by exchanging shares from an existing Fund account. New accounts opened by exchange will have the same registration as the existing account and are subject to the minimum initial investment requirements.

Additional documentation and a Medallion signature guarantee may be required for exchange requests from accounts registered in the name of a corporation, partnership or fiduciary. Please call 1-800-996-2862 to determine if a Medallion signature guarantee or other documentation is required.

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day’s NAV. Please note that the exchange of shares results in the sale of one Fund’s shares and the purchase of another Fund’s shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES

You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one Fund account to another identically registered Fund account. The exchange will take place on the 5th, 10th, 15th, 20th, or 25th of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account.

Name Changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.

Address Changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.

26

Transfer of Account Ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.

SPECIAL FEATURES AND SERVICES

RETIREMENT AND SAVINGS ACCOUNT OPTIONS

The Funds offer a variety of retirement and savings accounts for which UMB serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax advisor before you establish a retirement account.

The Funds currently offer the following kinds of retirement plans and savings account:

• Traditional IRA (including spousal IRA)

•  Rollover IRA

•  Roth IRA

•  SEP-IRA

•  Coverdell Education Savings Account

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds, gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution) and allows you to transact on your account. To access the automated system, please call 1-800-996-2862.

CHECK WRITING

Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds’ Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

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OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds’ web site at scoutfunds.com.

In addition, you may enroll on the Funds’ web site to establish online transaction privileges, which will enable you to buy, sell or exchange shares of the Funds online. In order to conduct online transactions, you must have telephone transaction privileges. You will be required to enter into a user’s agreement during the enrollment process in order to initiate online transaction privileges. Payment for purchase of shares online may be made only through an ACH debit of your bank account. Therefore, to purchase shares online, you must also have ACH instructions on your account. If you open an account online, any redemption proceeds will only be sent to you via ACH or wire to the account from which the initial proceeds were drawn. Otherwise, redemption proceeds may be sent by check, wire or ACH transfer to the address or bank account of record.

You should be aware that the Internet is an unsecured, unstable and unregulated environment. Your ability to use the Funds’ web site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Funds and their service providers have established certain security procedures, the Funds, their Distributor and their Transfer Agent cannot assure you that inquiries, account information or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may also be times when the Funds’ web site is unavailable for transactions or other purposes. Should this occur, you should consider buying, selling or exchanging shares by another method. Neither the Funds, their Transfer Agent or Distributor will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information. In addition, neither the Funds, their Transfer Agent or Distributor will be liable for any loss, liability, cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

SHAREHOLDER COMMUNICATIONS

Confirmations. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions.

Quarterly and Annual Statements. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

Please review your statement and notify us immediately if there are any discrepancies in the information. You must contact the Funds in writing regarding any errors or discrepancies on your statement within 90 days of the date of the statement confirming a transaction. The Funds reserve the right to deny your ability to refute a transaction if you fail to notify the Funds within such 90 day time period.

Semi-Annual and Annual Reports. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a “snapshot” of the Funds’ portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds’ performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

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Prospectus. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

Form 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

You may elect to receive confirmations, statements and/or Annual and Semi-Annual Reports via email by completing and submitting the consent form on the Funds’ web site.

HOUSEHOLDING

To help lower the Funds’ expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semi-Annual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semi-Annual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds’ behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund’s NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code.  As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund’s expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund’s gain is “unrealized” until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year. The Funds do not anticipate realizing any long-term capital gain.

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Each Fund expects to declare a dividend equal to substantially all of its net investment income every business day, and distribute the accumulated dividends to shareholders monthly.

Each Fund will distribute net realized capital gains, if any, at least annually usually in December.  A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.  The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest).  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.  Because the income of the Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gains tax rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  An exchange of your Fund shares for shares of a different Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors in each Fund should not have any gain or loss on the sale or redemption of such shares.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information about the Scout Tax-Free Money Market Fund.  Dividends from the Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax.  Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors.  Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free.  Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability.  In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline.

The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

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The following information is not part of the Prospectus.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders’ information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and
•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

SCOUT FUNDS
Money Market Fund – Federal Portfolio – Investor Class (UMFXX)
Money Market Fund – Prime Portfolio – Investor Class (UMPXX)
Tax-Free Money Market Fund – Investor Class (UMTXX)

INVESTMENT ADVISOR
Scout Investment Advisors, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
UMB Fund Services, Inc.
Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ Annual and Semi-Annual Reports to shareholders contain additional information about the Funds’ investments. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at scoutfunds.com.  You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

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SCOUT FUNDS
P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 1-800-996-2862

E-MAIL  scoutfunds@umb.com

scoutfunds.com

“UMB,” “Scout” and the Scout design are registered marks of UMB Financial Corporation.

SEC REGISTRATION NUMBER

811-09813  Scout Funds

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SCOUT FUNDS

PROSPECTUS  OCTOBER 31, 2010

Money Market Fund - Federal Portfolio - Service Class (UMGXX)
Money Market Fund - Prime Portfolio - Service Class (UMQXX)
Tax-Free Money Market Fund - Service Class (UMUXX)

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS                   OCTOBER 31, 2010

TOLL-FREE 1-800-996-2862

Money Market Fund - Federal Portfolio - Service Class
Money Market Fund - Prime Portfolio - Service Class
Tax-Free Money Market Fund - Service Class

Investment Advisor:
SCOUT INVESTMENT ADVISORS, INC.
Kansas City, Missouri

Distributor:
UMB DISTRIBUTION SERVICES, LLC
Milwaukee, Wisconsin

INFORMATION ABOUT THE FUNDS
Scout Money Market Fund - Federal Portfolio - Service Class Summary	1
Scout Money Market Fund - Prime Portfolio - Service Class Summary	5
Scout Tax-Free Money Market Fund - Service Class Summary	9
Important Additional Information	13
Additional Information about Investment Objectives, Policies and Portfolio Holdings	13
Investment Advisor	14
Financial Highlights	14

BUYING, SELLING AND EXCHANGING SHARES
Before You Invest	18
Buying Shares	18
Selling Shares	19
Other Shareholder Information	20
Dividends, Distributions and Taxes	21

THIS PROSPECTUS RELATES SOLELY TO THE SERVICE CLASS OF SHARES OF THE SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO, SCOUT MONEY MARKET FUND - PRIME PORTFOLIO AND SCOUT TAX-FREE MONEY MARKET FUND (EACH A "FUND" AND COLLECTIVELY, THE "FUNDS"). THE INVESTOR CLASS SHARES OF THE FUNDS ARE OFFERED THROUGH A SEPARATE PROSPECTUS. YOU SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR A PROSPECTUS FOR THE INVESTOR CLASS SHARES, INCLUDING OTHER INFORMATION ABOUT THE FUNDS, PLEASE CALL 1-800-996-2862 OR VISIT SCOUTFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.99%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Money Market Fund – Federal Portfolio – Service Class	$17	$233	$467	$1,138

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund only invests in United States government securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

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How does the Fund choose securities in which to invest? The Fund only invests in the following United States government securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

The Fund may also invest in repurchase agreements secured by the above types of securities. Because the Portfolio’s name suggests investment in U.S. government securities, shareholders will receive written notice of any change that would enable the Portfolio to normally invest less than 80% of its net assets in U.S. government securities.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

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Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2008	2009
1.25%	0.04%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 0.59% (quarter ended March 31, 2008) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

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Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception (July 18, 2007)
Money Market Fund – Federal Portfolio	0.04%	1.24%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	1.55%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	1.90%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

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SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS SUMMARY

Investment Objective

The Fund’s investment objective is maximum income consistent with safety of principal and liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.34%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.00%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Money Market Fund – Prime Portfolio – Service Class	$24	$242	$477	$1,154

Principal Investment Strategies

The Fund pursues its objective by investing in high-quality, short-term debt instruments. The Fund invests in United States government securities and may also invest in other money market securities. The Fund seeks to maintain a stable net asset value of $1.00 per share. The Fund will maintain a weighted average maturity of 60 days or less and the Fund will maintain a weighted average life of 120 days or less.  “Weighted average life” is portfolio maturity measured without reference to provisions that otherwise permit the maturity of certain adjustable rate securities to be deemed to be “shortened” to their next interest rate reset date.

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How does the Fund choose securities in which to invest? The Fund invests in the following securities:

•	Direct obligations of the United States government, such as Treasury bills, notes and bonds.

•
Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury (the “Treasury”); or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

•
Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

•	Short-term obligations issued by companies that meet the high credit-quality standards of the Prime Portfolio.

Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

6

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2008	2009
1.52%	0.04%

During the periods shown in the bar chart above the Fund’s highest quarterly return was 0.64% (quarter ended March 31, 2008) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

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Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception (July 18, 2007)
Money Market Fund – Prime Portfolio	0.04%	1.39%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	1.55%
Lipper Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.24%	1.90%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

8

SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS SUMMARY

Investment Objective

The Fund’s investment objective is highest level of income exempt from federal income tax consistent with quality and maturity standards.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.30%
Distribution (12b-1) Fees	0.50%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.03%

Example:  The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Tax-Free Money Market Fund – Service Class	$30	$254	$497	$1,192

Principal Investment Strategies

In addition to its stated investment objective, the Fund further seeks to maintain a stable net asset value of $1.00 per share.

How does the Fund choose securities in which to invest? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Advisor believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

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Investments in the Fund are not deposits in UMB Bank, n.a. (“UMB”) or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Main Risks

As with any mutual fund, there is a risk that you could lose money by investing in the Fund.  The following are the main risks associated with an investment in the Fund.

Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected.  A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.  In addition, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically  involved little risk of loss of principal if held to maturity.  However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

Credit Risk.  An issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its obligation to pay interest and repay principal.  Additionally, the credit quality of the Fund’s portfolio securities may deteriorate rapidly, which may impair the Fund’s liquidity and have the potential to cause significant NAV deterioration.  Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Market Risk.  The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  Where there are more sellers than buyers, prices tend to fall.  Likewise, when there are more buyers than sellers, prices tend to rise.

Income Risk.  Since the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when interest rates fall.  Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

Liquidity Risk.  This is the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perception.  While the Fund endeavors to maintain a high level of liquidity in its portfolio, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within a short period of time because of unusual market conditions, an unusually high volume of redemption requests or other reasons.  If the Fund has difficulty selling portfolio securities or is forced to sell securities at an unfavorable time and/or under unfavorable conditions, these events may adversely affect the Fund’s ability to maintain a $1.00 share price.

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U. S. Government Obligations Risk.  Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit if the U.S. Treasury.  The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, a Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Tax Risks. The Fund may be more adversely impacted by changes in tax rates and policies than other money market funds. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

A portion of the distributions from certain securities that the Fund holds may be subject to the federal alternative minimum tax. Also, in some cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal security is tax-exempt, and the tax-exempt nature of these securities is based on the opinion of bond counsel to the issuers at the time of issuance. The Advisor relies on these opinions and will not review the basis for them, so there is a risk that income from these securities could be taxable.

Municipal Risks. Investments in the Fund are subject to risks normally associated with investments in municipal securities associated with the issuer’s ability to make scheduled interest payments. Municipal obligations that the Fund purchases may be backed by letters of credit issued by banks and other financial institutions, and adverse developments affecting banks could have a negative effect on the Fund’s portfolio securities. In the case of municipal lease obligations issued by a state or local government to acquire land, equipment or facilities, if the funds are not appropriated for the following year’s lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

Performance

The bar chart and table on the following page provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s returns have changed from year to year.  The table shows how the Fund’s average annual returns for 1, 5 and 10 year periods compare with those of a broad market benchmark index, as well as an index of mutual funds with similar investment objectives.  Keep in mind that past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.scoutfunds.com or by calling 1-800-996-2862.

Annual Total Return as of December 31 of Each Year

2008	2009
0.98%	0.04%

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During the periods shown in the bar chart above the Fund’s highest quarterly return was 0.37% (quarter ended March 31, 2008) and the Fund’s lowest quarterly return was 0.01% (quarter ended December 31, 2009).

Year-to-date return (through September 30, 2010): 0.01%

Average Annual Total Return as of December 31, 2009

	1 Year	Since Inception (July 18, 2007)
Tax-Free Money Market Fund	0.04%	0.90%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.16%	1.55%
Lipper Tax-Exempt Money Market Funds Index (reflects no deduction for fees, expenses or taxes)	0.17%	1.34%

Investment Advisor

The Fund’s investment advisor is Scout Investment Advisors, Inc.

Tax Information

The Fund’s distributions are primarily exempt from regular federal income tax.  A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes.  The Fund may also make distributions that are taxable to you as ordinary income.

For important information about buying and selling fund shares and financial intermediary compensation, please turn to the section entitled “Important Additional Information” beginning on page 13 of the Prospectus.

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IMPORTANT ADDITIONAL INFORMATION

Purchase and Sale of Fund Shares.  Service Class shares are primarily made available to investors in connection with cash sweep arrangements offered by banks, trust departments and broker-dealers. Shareholders may purchase and sell shares on each day that the Fund is open for business, which is normally any day that the New York Stock Exchange is open for unrestricted trading.

Please refer to the Fund’s complete prospectus for more details regarding the purchase and sale of Fund shares.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND PORTFOLIO HOLDINGS

Investment Objectives and Policies.  Each Fund’s investment objective may be changed by the Board without shareholder approval.  If the Board approves a change in a Fund’s investment objective, shareholders will be given advance written notice of the change. Each Fund intends to pursue its objective by investing as described above and will dispose of portfolio holdings any time that the Fund’s investment advisor, Scout Investment Advisors, Inc. (the “Advisor”), believes that they are no longer suitable for achieving the Fund’s objective.  In cases where a Fund has adopted a policy of investing at least 80% of its assets in the type of securities suggested by the Fund’s name, the Fund will (as indicated above) provide shareholders with written notice of the charge at least sixty days before it occurs.  For purposes of any such 80% policy, the term “assets” means the Fund’s net assets, including any borrowings for investment purposes, consistent with SEC requirements.  The Funds do not, however, intend to borrow money for purposes of making investments.

Disclosure of Portfolio Holdings. Information concerning each Money Market Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity as of the last business day of the preceding month is posted on its website no later than five business days after the end of the month and remains posted on the website for six months thereafter.  In addition, by no later than December 7, 2010, each Money Market Fund will file monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month-end.

The Service Class shares are subject to an annual Rule 12b-1 distribution and service fee. Scout Funds offer other mutual funds and an Investor Class of shares of the Funds for direct investment by investors outside of any cash sweep program through a separate prospectus. Investor Class shares of the Funds, outside of any cash sweep arrangement, are made available without the imposition of sales charges or Rule 12b-1 fees. You should consider the Funds' investment objectives, risks, charges and expenses carefully before investing. For a Prospectus, including this and other information about the Funds, please call 1-800-996-2862 or visit scoutfunds.com. Please read the Prospectus carefully before investing.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

13

INVESTMENT ADVISOR

Scout Investment Advisors, Inc. is each Fund's investment advisor. The Advisor is a wholly-owned subsidiary of UMB Financial Corporation and is located at 1010 Grand Boulevard, Kansas City, Missouri. The Advisor maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2010, assets under the management of the Advisor were approximately $9.5 billion.

The Funds have entered into an Investment Advisory Agreement with the Advisor.  Pursuant to the Investment Advisory Agreement, the Advisor manages each Fund's assets in accordance with the Fund's investment objectives and policies. The Advisor makes all determinations with respect to the purchase and sale of securities in the Fund's portfolio, including decisions on execution of the transactions, all subject to supervision of the Board of Trustees of the Scout Funds. The Investment Advisory Agreement limits the liability of the Advisor, as well as its officers and employees, to acts or omissions involving willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations or duties.

The Scout Money Market Fund - Federal Portfolio pays the Advisor an advisory fee at the annual rate of 0.30% on the average daily net assets. The Scout Money Market Fund - Prime Portfolio pays the Advisor an advisory fee at the annual rate of 0.34% on the average daily net assets. The Scout Tax-Free Money Market Fund pays the Advisor an advisory fee at the annual rate of 0.30% on the average daily net assets. These advisory fees are paid monthly.

For the fiscal year ended June 30, 2010, the Advisor earned the following fees for investment advisory services performed as a percentage of average daily net assets:  Scout Money Market Fund – Federal Portfolio, 0.00%; Scout Money Market Fund – Prime Portfolio, 0.07%; and the Scout Tax-Free Money Market Fund, 0.06%.  For the fiscal year ended June 30, 2010, the Advisor waived its entire management fee for the Scout Money Market Fund – Federal Portfolio and made payments to cover fund expenses.

The Advisor voluntarily waived $303,836, $486,140 and $45,752 of investment advisory fees during the fiscal year ended June 30, 2010 for the Service Class shares of each of the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds, respectively, which resulted in total annual fund operating expenses (after fee waiver and/or expense assumption) as follows: Money Market – Federal Portfolio, 0.17%; Money Market – Prime Portfolio, 0.23%; and Tax-Free Money Market Fund, 0.29%.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement for the Funds is available in the Funds' Annual Report to Shareholders for the fiscal year ended June 30, 2010.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal period ended June 30, 2008 was audited by other auditors. The information for the fiscal years ended June 30, 2009 and June 30, 2010 has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the Annual Report, which is available upon request.

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SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO - SERVICE CLASS
(Class Inception July 18, 2007)

	For the Years Ended June 30,			For the Period Ended
	2010		2009	June 30, 2008

Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	—		—	0.03
Distributions from:
Net investment income	—		—	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return	0.03%		0.36%	2.69	%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$125		$91	$145
Ratio of expenses to average net assets:
Net of waiver of fees	0.17	%(c)	0.78%	1.02	%(b)(d)
Before waiver of fees	0.99%		1.02%	1.02	%(b)
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.03	%(c)	0.39%	2.88	%(b)(d)
Before waiver of fees	(0.79)%		0.15%	2.88	%(b)

(a)Not Annualized.
(b)Annualized.
(c)The Advisor has voluntarily waived (in thousands) $304 and $471 of Investment Advisory and Distribution fees, respectively.
(d)Ratio reflects no waiver.

15

SCOUT MONEY MARKET FUND - PRIME PORTFOLIO - SERVICE CLASS
(Class Inception July 18, 2007)

	For the Years Ended June 30,			For the Period Ended
	2010		2009	June 30, 2008

Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	—		0.01	0.03
Distributions from:
Net investment income	—		(0.01)	(0.03)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return	0.02%		0.54%	2.88	%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$157		$183	$406
Ratio of expenses to average net assets:
Net of waiver of fees	0.23	%(c)	0.80%	1.03	%(b)(d)
Before waiver of fees	1.00%		1.03%	1.03	%(b)
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(c)	0.58%	3.10	%(b)(d)
Before waiver of fees	(0.75)%		0.35%	3.10	%(b)

(a)Not Annualized.
(b)Annualized.
(c)The Advisor has voluntarily waived (in thousands) $486 and $889 of Investment Advisory and Distribution fees, respectively.
(d)Ratio reflects no waiver.

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SCOUT TAX-FREE MONEY MARKET FUND - SERVICE CLASS
(Class Inception July 18, 2007)

	For the Years Ended June 30,			For the Period Ended
	2010		2009	June 30, 2008

Net asset value, beginning of period	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	—		—	0.02
Distributions from:
Net investment income	—		—	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00
Total return	0.02%		0.44%	1.75	%(a)

Ratios/Supplemental Data
Net assets, end of period (in millions)	$20		$19	$25
Ratio of expenses to average net assets:
Net of waiver of fees	0.29	%(c)	0.84%	1.08	%(b)(d)
Before waiver of fees	1.03%		1.08%	1.08	%(b)
Ratio of net investment income (loss) to average net assets:
Net of waiver of fees	0.02	%(c)	0.45%	1.87	%(b)(d)
Before waiver of fees	(0.72)%		0.21%	1.87	%(b)

(a)Not Annualized.
(b)Annualized.
(a)The Advisor has voluntarily waived (in thousands) $46 and $95 of Investment Advisory and Distribution fees, respectively.
(b)Ratio reflects no waiver.

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BEFORE YOU INVEST

Prospectus. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

Distribution And Shareholder Servicing (12b-1) Fee. The Service Class shares of each Fund are primarily designed for use by banks or trust companies (including UMB and its affiliates) in "cash sweep" programs, where customers' excess cash is automatically invested in money market funds. Each Fund's Service Class of shares is subject to a Distribution and Shareholder Servicing Plan, sometimes known as a Rule 12b-1 plan, under which the Service Class shares pay distribution and servicing fees of 0.50% per year to banks, brokers or trust companies for the sale of Service Class shares and for services provided to shareholders. Because these fees are paid out of each Fund's Service Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Determining Your Share Price. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. The Funds are open for business on the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. If the NYSE is closed (other than for a national holiday or weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by UMB Fund Services, Inc., the Funds' transfer agent (the "Transfer Agent"). "Good order" means that the account application has been properly completed and signed and payment for the shares has been made (instructions for purchasing shares can be found on page 18). Additional requirements for "good order" can be found in the "Customer Identification Program" section of the Prospectus. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, the order is processed at the NAV per share next calculated after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day’s NAV when the NYSE closes early or when the Federal Reserve Banks of New York or Kansas City close early, when the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers close early or as otherwise permitted by the Securities and Exchange Commission. The Board may, for any business day, decide to change the time as of which a Fund's NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the Securities and Exchange Commission.

The Funds value assets on the basis of amortized cost as further described in the SAI.

BUYING SHARES

Service Class shares are primarily made available to investors in connection with cash sweep arrangements offered by banks, trust departments and broker-dealers.

If you purchase shares through a financial intermediary, the financial intermediary may have its own deadlines for the receipt of the purchase order. An institution purchasing shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

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If your purchase request is received by the Transfer Agent or other authorized agent before the close of trading on the NYSE (usually 3:00 p.m. Central Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If your request is received after the close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice. A Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
Transactions Through UMB Bank, N.A. And Other Financial Services Companies. You should contact the bank or financial services company that set up your cash sweep vehicle for additional information and instructions. Please note that your financial services company may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

Payments To Financial Services Companies. The Advisor, at its own expense (that is, without additional cost to a Fund or its shareholders), may make payments to financial services companies as compensation for distribution and support services relating to the Funds. This includes fees paid to UMB Financial Services, Inc. and UMB on Fund shares held in customer accounts for services rendered. For example, the Advisor may make payments to gain access to mutual fund trading platforms or similar programs that facilitate the sale or distribution of mutual fund shares, and for related services provided in connection with such platforms and programs. These platforms make Fund shares available through the financial services company's sales system, and give access to the company's sales representatives and customers; hence, providing "shelf-space" for the Funds. In addition, the financial services company may also provide various shareholder services through the platform such as establishing and maintaining shareholder accounts, processing sales and redemptions of shares, supplying account statements, mailing Fund-related documents and answering shareholder inquiries about the Funds. These payments to financial services companies would be in addition to Fund payments described in this Prospectus. The amount of the payments to different financial services companies may be different. The aggregate amount of these additional payments could be substantial. These additional payments may include amounts that are sometimes referred to as "revenue sharing" payments. The payments may create an incentive for the recipient to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about additional payments it may receive and any potential conflict of interest.

Other.  If you open up an account to purchase shares of a Fund, under the unclaimed property laws of various States your property may be transferred to the appropriate State if no activity occurs in the account within the time period specified by State law.

SELLING SHARES

Since Service Class shares are purchased and sold (redeemed) through cash sweep programs furnished through accounts at financial institutions, investors must redeem them in accordance with the instructions governing such accounts. You should direct questions regarding these types of redemptions to your account representative. Please note that when shares are purchased through UMB or another institution, you may be charged a fee by that institution for providing services in connection with your account.

Redemption requests received in "good order" before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees. If you purchased shares through a financial intermediary, the financial intermediary may have its own earlier deadlines for the receipt of the redemption order. If you are attempting to redeem from unsettled purchases or uncollected funds, your request will be returned to you.

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Please Note That The Funds May Require Additional Documents For Redemptions By Corporations, Executors, Administrators, Trustees, Guardians Or Other Fiduciaries.

ADDITIONAL REDEMPTION PROVISIONS

•	Once we receive your order to redeem shares, you may not revoke or cancel it. The Funds cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

•	If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed.

•
The Funds reserve the right to suspend the redemption of shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption. Additional information is provided in the Statement of Additional Information.

•
Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash.  If this occurs, you may incur transaction costs when you sell the securities you receive.

The Scout Funds' market timing policy does not apply to these Funds because the Funds seek to maintain a stable NAV of $1.00 per share and generally are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

OTHER SHAREHOLDER INFORMATION

WEB SITE

You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds' web site at scoutfunds.com.

SHAREHOLDER COMMUNICATIONS

Semi-Annual And Annual Reports. The Funds send Semi-Annual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semi-annual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.

Prospectus. Each year, the Funds will send all record shareholders a current Prospectus. Please read the Prospectus and keep it for future reference.

Form 1099. Each year you will receive a Form 1099, showing the source of distributions for the preceding year, and a Form 1099 showing the shares you sold during the year.

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TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.  The Funds do not anticipate realizing any long-term capital gain.

Each Fund expects to declare a dividend equal to substantially all of its net investment income every business day, and distribute the accumulated dividends to shareholders monthly.

Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash or directed toward an investment in another Fund. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

Annual Statements. Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  Your statements will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099 to reflect reclassified information.

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TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of net investment income and short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of a Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Funds primarily is derived from investments earning interest rather than dividend income, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

Sale or Redemption of Fund Shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  An exchange of your Fund shares for shares of a different Fund is the same as a sale. Because each Fund expects to maintain a stable net asset value of $1.00 per share, investors in each Fund should not have any gain or loss on the sale or redemption of such shares.

Backup Withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. The Funds also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends and, with respect to taxable years of a Fund that begin before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Additional Information About the Scout Tax-Free Money Market Fund. Dividends from the Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax.  Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax.  Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. The Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a preference item when determining your alternative minimum tax.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

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Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in the Fund.

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals.  Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

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THE FOLLOWING INFORMATION IS NOT PART OF THE PROSPECTUS.

THE SCOUT FUNDS PRIVACY POLICY

The Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT

The Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:

•	your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and

•	your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE

We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share information about you with our affiliates in order for our affiliates to provide customer service, to process transactions, or to manage accounts for you. The types of affiliates with whom we share information include banks, investment advisors and other financial service providers. We share only information about our experiences or transactions involving you or your account, such as your name, address, Social Security Number, account activity and account balances.

The Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY

The Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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THE FOREGOING INFORMATION IS NOT PART OF THE PROSPECTUS.

SCOUT FUNDS
  Money Market Fund - Federal Portfolio - Service Class (UMGXX)
  Money Market Fund - Prime Portfolio - Service Class (UMQXX)
  Tax-Free Money Market Fund - Service Class (UMUXX)

INVESTMENT ADVISOR
  Scout Investment Advisors, Inc.
  Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
 Deloitte & Touche LLP
  Milwaukee, Wisconsin

LEGAL COUNSEL
  Stradley Ronon Stevens & Young, LLP
  Philadelphia, Pennsylvania

CUSTODIAN
  UMB Bank, n.a.
  Kansas City, Missouri

DISTRIBUTOR
  UMB Distribution Services, LLC
  Milwaukee, Wisconsin

TRANSFER AGENT
  UMB Fund Services, Inc.
  Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semi-Annual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. The Funds also make copies of these documents available free of charge on their web site at scoutfunds.com. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520.

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SEC REGISTRATION NUMBER
811-09813

Scout Funds

SCOUT FUNDS
P.O. Box 1241
Milwaukee, WI 53201-1241

TOLL FREE 1-800-996-2862

E-MAIL scoutfunds@umb.com

scoutfunds.com

"UMB," "Scout" and the Scout design are registered
marks of UMB Financial Corporation.

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PART B

SCOUT FUNDS

Scout Stock Fund (UMBSX)
Scout Mid Cap Fund (UMBMX)
Scout Small Cap Fund (UMBHX)
Scout TrendStar Small Cap Fund (TRESX)
Scout International Fund (UMBWX)
Scout International Discovery Fund (UMBDX)
Scout Bond Fund (UMBBX)
Scout Money Market Fund – Federal Portfolio
Investor Class (UMFXX)
Service Class (UMGXX)
Scout Money Market Fund – Prime Portfolio
Investor Class (UMPXX)
Service Class (UMQXX)
Scout Tax-Free Money Market Fund
Investor Class (UMTXX)
Service Class (UMUXX)

STATEMENT OF ADDITIONAL INFORMATION

October 31, 2010

This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with the joint Scout Funds’ current Prospectus dated October 31, 2010 (which offers the Stock, Mid Cap, Small Cap, TrendStar Small Cap, International, International Discovery and Bond Funds and the Investor Class shares of the Scout Money Market Fund – Federal Portfolio, the Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund (the “Money Market Funds”)), as well as the Prospectus for the Service Class shares of the Money Market Funds dated October 31, 2010.  To obtain a free copy of either Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

The audited financial statements of the Scout Funds are incorporated into this SAI by reference to the Annual Report of Scout Funds (File No. 811-09813) filed with the Securities and Exchange Commission (“SEC”) and consist of the following:

1.	Schedules of Investments at June 30, 2010;
2.	Statements of Assets and Liabilities at June 30, 2010;
3.	Statements of Operations for the Year Ended June 30, 2010;
4.	Statements of Changes in Net Assets for the Years Ended June 30, 2010 and June 30, 2009;
5.	Financial Highlights;
6.	Notes to Financial Statements; and
7.	Report of Independent Registered Public Accounting Firm for the Annual Report dated June 30, 2010.

“UMB” and “Scout” —Reg. U.S. Pat. & Tm. Off.

INTRODUCTION

The investment companies within Scout Funds are series of Scout Funds, a Delaware statutory trust (the “Trust”).  The Trust is registered and classified as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Each separate series of the Trust (referred to as a “Fund” or, collectively, as the “Funds”) operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis.  Each of the Money Market Funds issues two separate classes of shares:  Investor Class shares and Service Class shares.  Each Fund’s investment advisor is Scout Investment Advisors, Inc., a Missouri corporation (the “Advisor”), which is a wholly-owned subsidiary of UMB Financial Corporation.  Effective July 1, 2009, the Trust’s name was changed to “Scout Funds” and each of the Fund names was changed as reflected in this SAI.

This SAI supplements the information contained in the Prospectuses for the Funds.  The Prospectuses outline the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares.  This SAI contains additional information about the operation of the Funds, including additional information about:
•	Investment Policies;
•	Risk Factors; and
•	Investment Restrictions.

INVESTMENT POLICIES

Ability to Change Investment Objectives and Policies

The Funds’ investment objectives and policies, except for the 80% policy of the Scout Tax-Free Money Market Fund, are matters of non-fundamental policy, which means that the Board of Trustees can modify these investment objectives and policies without obtaining the approval of shareholders.  By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders.  If the Board approves a change in a Fund’s investment objective, shareholders will be given written notice of the change prior to its implementation.  Each Fund is also subject to certain fundamental investment restrictions that cannot be changed without shareholder approval, as required by law.

Diversification

All of the Funds are classified under the 1940 Act as “diversified” funds.  Under the 1940 Act, if a fund is classified as a diversified fund, it means that the fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer.  (Each Money Market Fund is subject to a different diversification requirement under applicable regulation.)  A Fund may not change its classification from diversified to non-diversified unless the change is approved by a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Funds intend to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code of 1986, as amended (the “Code”).

Scout Stock Fund

To seek its objective of long-term growth of capital and income, the Scout Stock Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks.  Any change in the Fund’s policy of investing 80% of its net assets in common stocks may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

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The Fund may invest directly in common stocks or invest indirectly by purchasing shares of other investment companies, real estate investment trusts (“REITs”), exchange traded funds, or through purchase of depository receipts (such as American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”), International Depository Receipts (“IDRs”) or Global Depository Receipts (“GDRs”)).  Depository receipts are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may have exposure to international markets through its investment in larger U.S. companies that have significant international operations, and may also invest directly or indirectly in foreign companies, but does not expect to invest more than 20% of its net assets in foreign companies, including those located in developing countries or emerging markets. In addition to common stocks, the Fund is authorized to invest, to a more limited extent, in preferred stocks, high grade fixed income securities, and preferred stocks or fixed income securities that are convertible into common stocks.

Common Stocks.  Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or A-2 or higher by Standard & Poor’s Ratings Group (“S&P®”), or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Funds if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government and other collateral acceptable to the Advisor..

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

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Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.  The Fund’s investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody’s (Aaa, Aa, and A) or S&P® (AAA, AA and A).

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.  The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.   A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the “1933 Act”), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

3

Exchange-Traded Funds (“ETFs”).  To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

Examples of ETFs in which the Fund may invest include, but are not limited to the “iShares Russell Midcap Index Fund,” or other similar funds from various issuers. An investment in the iShares Russell Midcap Index is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Russell Midcap Index. There are as many as 70 separate iShares ETFs that track various domestic and international stock indices.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, such as mutual funds or exchange traded funds, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof).  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  Investments in other investment companies are considered by the Fund to be investments in common stocks, provided the other investment company focuses its investments in equity securities.

REITs.  REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

4

Scout Mid Cap Fund

The Fund’s investment objective is long-term growth of capital.  The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mid cap equity securities.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.  Mid cap equity securities are securities issued by companies that, at the time of the investment, have a market capitalization of between $1.5 billion and $17 billion, as defined by the Advisor.  The Fund’s benchmark is the Russell Midcap Index.  The targeted market capitalization range of the Fund is designed to approximate the market capitalization range of the benchmark, not duplicate it.  The definition of a mid cap stock may change at any time, with Board approval, if the Advisor determines the current mid cap range ($1.5 billion to $17 billion) becomes inappropriate for a mid cap equity fund.

The Fund will primarily invest in U.S. companies, but may invest up to 20% of the Fund’s assets in foreign companies, including those located in developing countries or emerging markets; ADRs and GDRs.   The equity securities in which the Fund invests include common stocks, preferred stocks, and securities convertible into common stocks, rights, warrants, and REITs.  Common stocks and REITs are equity securities that represent a proportionate share of the ownership of a company.  Their value is based on the success of the company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Common stocks.   Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

5

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.  A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Exchange-Traded Funds (“ETFs”).  To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

6

Examples of ETFs in which the Fund may invest include, but are not limited to the “iShares Russell Midcap Index Fund,” or other similar funds from various issuers. An investment in the iShares Russell Midcap Index is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Russell Midcap Index. There are as many as 70 separate iShares ETFs that track various domestic and international stock indices.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof).  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

REITs.  REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

7

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Scout Small Cap Fund

The Fund’s investment objective is long-term growth of capital.  The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of small cap equity securities.  Small cap equity securities are those securities issued by companies that, at the time of the investment, have a market capitalization of $3 billion or less.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.

The Fund will primarily invest in U.S. companies, but may invest up to 10% of the Fund’s assets in foreign companies, including those located in developing countries or emerging markets; ADRs and GDRs.  The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants and REITs.  Common stocks are equity securities that represent a proportionate share of the ownership of a company.  Their value is based on the success of the company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

The Fund also is authorized to purchase fixed income securities such as corporate bonds, U.S. government issues such as treasury bills, treasury notes and treasury bonds, or short-term money market instruments such as commercial paper, bankers’ acceptances and certificates of deposit.  The Fund may also invest, to a limited extent, in shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a particular market index.

Common stocks.   Common stocks are equity securities that represent a proportionate share of the ownership of a company.  The value of common stocks is based on the success of a company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;

8

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights.  The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time.  The prices of warrants do not necessarily correlate with the prices of the underlying shares.  The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration.  Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.  Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.  A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

9

ETFs.  To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

Examples of ETFs in which the Fund may invest include, but are not limited to “Nasdaq-100 Shares”, “QQQs” (sometimes called “Cubes,” “Qubes” or “Qs”) and “iShares” (such as the “iShares Russell 2000® Growth”).  Cubes are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Nasdaq-100 Index®.  An investment in iShares Russell 2000® Growth is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Russell 2000® Growth index.  There are as many as 70 separate iShares ETFs that track various domestic and international stock indices.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear.  The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders.  In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof).  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

REITs.  REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

10

Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Scout TrendStar Small Cap Fund

The Fund’s investment objective is long-term growth of capital.  The Fund pursues its objective by investing, under normal circumstances, at least 80% of total assets in common stock of domestic small capitalization companies, but the Fund may also utilize other types of investments to a limited extent.  Small cap companies are those with a market capitalization of $3 billion or less at the time of purchase.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

Common Stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. The value of common stocks is based on the success of a company’s business, any income paid to stockholders, the value of the company’s assets, and general market conditions.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;
(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody’s or AA or higher by S&P®;
(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Foreign Securities. The Fund may invest up to 10% of its total net assets in the common stock of foreign issuers, including those located in developing countries or emerging markets, including, but not limited to, foreign securities in the form of American Depository Receipts.

REITs. The Fund may invest up to 20% of the Fund’s assets in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

11

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

12

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Generally, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

ETFs. To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs.  An ETF is an investment company, the shares of which trade throughout the day on an exchange, and whose goal is typically to track or replicate a particular index representing a particular sector, market or global segment.  By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees’ fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund’s investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies and instrumentalities, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Special Situations. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

13

Master-Feeder Option. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Options. The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further, over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund may invest not more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

Futures Contracts and Related Options. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

Securities Lending. In order to generate income, the Fund may lend securities to banks, broker-dealers or other qualified institutions. All such loans must be continuously secured by collateral of cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. Securities lending may represent no more than one third of the value of the Fund’s total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in money market funds, short-term high quality fixed-income securities or other similar instruments.

Temporary Defensive Investments. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

Scout International Fund

To seek its objective of long-term growth of capital and income, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities (for example, common stocks, depository receipts and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the U.S.

14

Common stocks are equity securities that represent a proportionate share of the ownership of a company.  Their value is based on the success of the company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions.  The Fund may invest directly in foreign securities or purchase REITs, ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets.  ADRs, EDRs, GDRs and IDRs are receipts typically issued by a bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

The Fund diversifies its investments among various countries and a number of different industries.  Generally, the Fund does not intend to invest more than 25% of its net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Fund normally invests its assets in at least three foreign countries.  In addition, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing countries or emerging markets.  A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.  Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities.  Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange.  Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock.  This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited.  When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, the Fund is authorized to invest, to a limited extent, in fixed-income securities of worldwide companies as described above.  While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues.  Securities rated BBB or Baa are considered to have speculative characteristics.  The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade.  The Advisor will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Depository Receipts. The Fund may purchase depository receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” “Sponsored” depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.  Therefore, there may be a reduced correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

15

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Repurchase Agreements.  A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership.  The result is a fixed rate of return insulated from market fluctuations during such period.  Under the 1940 Act, repurchase agreements are considered loans by the Fund.  The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans.  The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Currency Transactions.  A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

16

Preferred Stocks.  Preferred stocks also are equity securities.  Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated.  Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock.  In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors.  There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible Securities.  Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged.  Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers.  Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.  In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Illiquid and Restricted Securities.  The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid.  A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

Other Investment Companies.  The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act.  Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof).  The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

REITs.  REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

17

Fixed Income Securities.  Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder.  Bonds, notes and debentures are examples of debt securities.  While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues.  Securities rated Baa or BBB are considered to have speculative characteristics.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Scout International Discovery Fund

To seek its objective of long-term growth of capital, the Fund normally invests in a diversified portfolio of equity securities (for example, common stocks, depository receipts and securities convertible into common stocks) of small/mid cap companies either located outside the U.S. or whose primary business is carried on outside the U.S.  The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.

Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company’s assets, and general market conditions. The Fund may invest directly in foreign securities or indirectly by purchasing shares of REITs, ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs, GDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

The Fund diversifies its investments among various countries and a number of different industries. Generally, the Fund does not intend to invest more than 35% of its net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Fund normally invests its assets in at least three foreign countries. In addition, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund will not invest more than 20% of its net assets in companies located in developing countries or emerging markets.  A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The Fund may invest in securities that are not listed on an exchange.  Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited.  When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In addition to equity securities, the Fund is authorized to invest, to a limited extent, in fixed-income securities of worldwide companies as described above.  While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to have speculative characteristics.  The Fund does not intend to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade.  The Advisor will review such securities and determine appropriate action to take with respect to such securities.

18

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions.  The Fund will not engage in forward foreign currency exchange contracts for speculative purposes.

Depository Receipts. The Fund may purchase depository receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are “sponsored” or “unsponsored.” “Sponsored” depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may be a reduced correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase and are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund is specifically authorized to enter into repurchase agreements, notwithstanding the fundamental investment restriction that prohibits the Fund from making loans. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the Advisor’s credit standards. The term to maturity of a repurchase agreement normally will be no longer than a few days.

19

Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar.  This method of protecting the value of the Fund’s investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.  It establishes a rate of exchange that one can achieve at some future point in time.  Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund’s dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund.  Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency.  The Fund will not speculate in foreign forward exchanges.  Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company’s board of directors.  Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation’s capital structure and therefore generally entail less risk and may be less volatile than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Advisor will consider, among other factors: the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund’s portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned. The convertible securities in which the Fund may invest are rated, at the time of purchase, at least “A” or better by Moody’s or S&P® or determined to be of comparable quality by the Advisor if the security in unrated.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid. A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

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Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth under the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest more broadly in money market mutual funds as permitted under the 1940 Act.  In addition, the Fund may invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

REITs.  The Fund may invest up to 5% of its net assets in REITs.  REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. While most foreign securities are not subject to standard credit ratings, the Advisor intends to select “investment grade” issues of foreign debt securities which are comparable to a Baa or higher rating by Moody’s or a BBB or higher rating by S&P® at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB are considered to have speculative characteristics.

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Scout Bond Fund

The Fund will normally seek to achieve its objective of maximum current income consistent with quality and maturity standards by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed income obligations.  Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.  The Fund generally invests in bonds such as:  (1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following U.S. Government Securities:

(1)	Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury; and

(2)
Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association (“Ginnie Mae”), the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service, or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association (“Fannie Mae”).

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The Fund’s investments in securities issued by corporations or other business organizations will be rated, at the time of purchase, as investment grade securities within the top four classifications of Moody’s or S&P®. The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures that represent claims on the general credit of the issuer.

The Fund may invest in commercial paper and other securities rated at the time of purchase in the highest short-term category (within which there may be sub-categories or gradations indicating relative standing) by at least two rating agencies designated as nationally recognized statistical rating organizations by the SEC, or the only agency providing a rating at the time of acquisition, and unrated securities determined by the advisor to be of comparable quality to a security with the requisite ratings.  Shares of money market funds and U.S. Government securities are deemed to satisfy this definition.

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender.  Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement.  They vary as to the right of the lender to demand payment.  It is not generally contemplated that such instruments will be traded, and there is not a secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.  In connection with the Fund’s investment in variable rate master demand notes, the Advisor will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower’s ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers’ acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities that may be issued by holding companies of such banks.

The Fund may also invest in repurchase agreements secured by issues of the United States Treasury or United States government agencies and other types of collateral acceptable to the Advisor.  The Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days.

Certain Investment-Grade Debt Obligations. Although obligations rated in the Baa category by Moody's or the BBB category by S&P® are considered investment-grade, they may be viewed as being subject to greater risks than other investment-grade obligations such as loss of income and principal. Obligations rated in the Baa category by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while those obligations rated in the BBB category by S&P® are regarded as having only an adequate capacity to pay principal and interest. The Advisor will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments. The Advisor continually monitors the investments in the Fund's portfolio and evaluates whether to dispose of or to retain corporate debt obligations whose credit ratings or credit quality may have changed.

Mortgage-Backed Securities.  The Fund may purchase residential and commercial mortgage-backed securities. “Mortgage-backed securities” are securities that represent directly or indirectly a participation in, or are secured by and payable from, mortgage loans secured by real property.  The Fund will only invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgaged-backed or asset-backed securities rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time.

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The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counter-party. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage-backed securities may be paid later than expected, which could cause the value of the securities to go down.

The primary risk of any mortgage-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Risk Factors Applicable to Mortgage-Backed Securities" under the “RISK FACTORS” section, below, for more information about prepayment and extension risks.

Currently, there are three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Ginnie Mae, Fannie Mae and Federal Home Loan Mortgage Corporation (“Freddie Mac”); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

U.S. Government Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are backed by the “full faith and credit” of the United States. Fannie Mae and Freddie Mac certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of Ginnie Mae, Fannie Mae and Freddie Mac guarantee timely distribution of interest to certificate holders. Ginnie Mae and Fannie Mae also guarantee timely distribution of scheduled principal payments. Generally, Freddie Mac guarantees only the ultimate collection of principal of the underlying mortgage loans.

Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Fund may also invest in collateralized mortgage obligations (“CMOs”). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as “Mortgage Assets”). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least AA- by S&P® or Aa3 by Moody's) or, if unrated, are determined to be of comparable quality.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, generally, the market prices of and yield on these tranches are more volatile.

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The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Generally, PAC Bonds require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

The Fund may not invest in "stripped" mortgage-backed securities (interest-only securities or principal-only securities) or in mortgage-backed securities known as "inverse floaters."

Adjustable Rate Mortgages. The Fund may also invest in adjustable rate mortgage securities (“ARMs”), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Usually, these securities are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities are not guaranteed typically by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, these securities are structured generally with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P®/Moody's) or above.

Money Market Investments.  The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses.  There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes.  During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.  The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1)	direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2)
certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

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(3)
commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P®, or if not rated by either Moody’s or S&P®, a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P®;

(4)	short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody’s or AA or higher by S&P®;

(5)
negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

(6)	repurchase agreements secured by issues of the U.S. Treasury or U.S. government agencies and other types of collateral acceptable to the Advisor.

Securities Lending.  In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of the Fund's total assets (including the loan collateral).  Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

Scout Money Market Fund – Federal Portfolio and Scout Money Market Fund – Prime Portfolio

The Scout Money Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio each invest in high quality short-term money market instruments for the purpose of maximizing income consistent with safety of principal and liquidity.  Money market instruments in which the Funds invest are debt obligations issued by governments, corporations and financial institutions maturing in 397 days or less.  Securities which are rated second tier in accordance with applicable regulations must mature in 45 days or less.  Securities (other than U.S. government securities and shares of money market funds) are rated in one of the two highest short-term categories by any nationally recognized statistical rating organization, or, if unrated, of comparable quality as determined by the Advisor under the supervision of the Board of Trustees.  Usually maturities are one year or less.  The yield from this type of instrument is very sensitive to short-term lending conditions.  Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.  Each Fund also seeks to maintain a constant price of $1.00 per share.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share.  Although each Fund’s shareholders can anticipate that this principal value stability will be reflected in the price of the Fund’s shares, it cannot be guaranteed.

Under normal circumstances, the Scout Money Market Fund – Federal Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the high quality, short-term U.S. government securities described in the prospectus and this SAI.  Any change in this 80% policy may not take effect until shareholders have received written notice of the change at least sixty days before it occurs.

Illiquid and Restricted Securities.  Each Fund may invest up to 5% of its total assets in securities that are considered to be illiquid.  A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act, and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 5% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

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Each Fund will be required to invest at least 10% of its total assets (measured at the time of acquisition) in “daily liquid assets” and at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.”  “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes with remaining securities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Variable and Floating Rate Instruments.  Each Fund may purchase variable and floating rate instruments.  In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 (the money market fund rule under the 1940 Act) are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to the 5% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Advisor deems the investment to involve minimal credit risk.

Pursuant to Rule 2a-7, each Fund will limit its investments to those which the Advisor, under the supervision of the Board of Trustees, determines present minimal credit risks.

Scout Tax-Free Money Market Fund

The Scout Tax-Free Money Market Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities which are exempt from federal income tax.  This 80% policy is fundamental, which means that it cannot be changed by the Board without first obtaining shareholder approval.

During normal market conditions, the Fund will invest primarily in short-term municipal securities.  As to the portion of the Fund that is invested in securities with income that is exempt from federal tax (normally at least 80% of net assets), the Fund will ensure that such securities do not pay income that will be considered a preference for purposes of the federal alternative minimum tax.  The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of the Advisor, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

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Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

The Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax.  Under certain circumstances, “substantial users” of the facilities financed with such obligations, or persons related to “substantial users,” may be required to pay federal income tax on this otherwise exempted interest.  Such persons should consult the Code and their financial advisor to determine whether or not this Fund is an appropriate investment for them.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than one year, which are issued to obtain temporary funds for various public purposes.  Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Prices of and yields on municipal securities depend on a variety of factors, such as changes in interest rates, the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available.  Market values of municipal securities will vary according to the relation of their yields available.  Consequently, the income of Scout Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase:  (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody’s or such other rating agency recognized for this purpose by the SEC; or (3) if the obligations or notes are not rated, of comparable quality as determined by Advisor under the supervision of the Board of Trustees.  Short-term discount notes are limited to those obligations rated A-1 by S&P®, or Prime-1 by Moody’s or their equivalents as determined by the Advisor under the supervision of the Board of Trustees.  If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Trustees.

While the Fund normally maintains at least 80% of its net assets in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if the Advisor believes this action would be in the best interest of shareholders.  Included in this category are:  obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers’ acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P® or Prime-2 or better by Moody’s or such other rating agency recognized for this purpose by the SEC, or certain rights to acquire these securities.  The Fund reserves the right to hold cash reserves as the Advisor deems necessary for defensive or emergency purposes.  It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity.  This trading activity should not increase the Fund’s expenses since there are normally no brokers’ commissions paid by the Fund for the purchase or sale of money market instruments.  However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

The Scout Tax-Free Money Market Fund may invest in repurchase agreements secured by instruments issued by the U.S. Treasury or U.S. Government agencies.

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Illiquid and Restricted Securities.  The Fund may invest up to 5% of its total assets in securities that are considered to be illiquid.  A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act, and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale.  Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 5% limitation, as long as the Advisor determines, under the supervision of the Board, that an adequate trading market exists.

The Fund will be required to invest at least 30% of its total assets (measured at the time of acquisition) in “weekly liquid assets.”  “Daily liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  “Weekly liquid assets” are cash (including demand deposits), direct obligations of the U.S. Government, U.S. Government agency/instrumentality discount notes with remaining securities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Variable and Floating Rate Instruments.  The Fund may purchase variable and floating rate instruments.  In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to the 5% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Advisor deems the investment to involve minimal credit risk.

Pursuant to Rule 2a-7, the Fund will limit its investments to those which the Advisor determines present minimal credit risks.

RISK FACTORS

The following risk factors are in addition to the risk factors included in the Prospectus.

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Risk Factors Applicable to Foreign Investments. From time to time, the Scout Stock, Mid Cap, TrendStar Small Cap, International and International Discovery Funds may invest in companies located in foreign countries.  As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies.  Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies.  In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

The Scout International and International Discovery Funds also may invest in companies located in emerging markets.  The risks of foreign investing may be heightened for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

The risks to which the Scout Stock, Mid Cap, TrendStar Small Cap, International and International Discovery Funds are exposed, as a result of investing in companies located outside the United States, also include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars).  As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings.  Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities.  While the Funds’ Advisor acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Money Market Instruments. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The Money Market Funds will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

Risk Factors Applicable to Illiquid and Restricted Securities. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.  The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

Risk Factors Applicable to Investment Companies. To the extent consistent with its investment objective and policies, each Fund may invest in securities issued by other investment companies.  Investments by a Fund in other investment companies will be subject to the percentage limitations of the 1940 Act.  As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company.  In addition, it would bear a proportionate share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by a Fund.

Risk Factors Applicable to Securities Lending. In order to generate additional income, certain Funds may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, a Fund will receive collateral equal to at least 100% of the value of the securities loaned.  Securities lending may represent no more than one third of the value of a Fund’s total assets (including the loan collateral).  Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.  The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities.  In this event, a Fund could experience delays in recovering its securities and may incur a capital loss.  In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

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Risk Factors Applicable to Mortgage-Backed Securities. Mortgage-backed securities have certain characteristics that are different from traditional debt securities. As a result of the risks associated with these securities, the Scout Bond Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets may be prepaid generally at any time, usually without penalty. Generally, changes in the rate of prepayments will affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income that when distributed to shareholders, will be taxable as ordinary income.

Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Generally, mortgage-backed securities decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The Scout Bond Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors involving estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not reflect the price volatility of such securities accurately. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The Scout Bond Fund's investments in mortgage derivative securities also subject the Fund to extension risk. "Extension risk" is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk effectively may change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Generally, long-term securities fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

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In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA-/Aa3 (S&P®/Moody's) or above.

Risk Factors Applicable to REITs.  REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of the Fund.  Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of:  (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.  In cases where the current legal or regulatory limitations are explained in the investment restrictions, such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Each Fund will not, as a matter of fundamental policy:

(1)
borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

(2)
underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

(4)
make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

(5)
make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, a Fund may not invest 25% or more of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

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(6)
purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

(7)
change its classification under the 1940 Act from "diversified" to "non-diversified."  The following sentence describes the current regulatory definition of "diversified" for purposes of the 1940 Act, and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  A diversified Fund, other than a Money Market Fund, is one that does not: (1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer.  For each Money Market Fund, the requirements for diversification are as set forth in Rule 2a-7 under the 1940 Act as now or hereafter in effect, and any successor rule.

As indicated above, as a matter of fundamental policy, each Fund is permitted to borrow money or issue senior securities, to the extent permitted under the 1940 Act.  At the present time, no Fund intends to borrow money in excess of 5% of its net assets, however, if borrowings do exceed 5%, the Fund will not purchase additional investment securities until outstanding borrowings represent less than 5% of the Fund’s assets.  As a matter of non-fundamental policy, in order to limit risks associated with leverage, no Fund will purchase portfolio securities if the Fund’s borrowings exceed 5% of its net assets.

The following are “non-fundamental” restrictions for the Scout Stock, International and Bond Funds, which may be changed by the Board of Trustees of the Trust without shareholder approval.  Each Fund will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase securities on margin, or sell securities short;

(3)	purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;

(4)
invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years’ continuous operations;

(5)
enter into dealings with its officers or directors, its investment advisor or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in a Fund’s own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(6)
purchase or retain securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company’s securities, if all such persons owning more than 1/2 of 1% of said company’s securities own in the aggregate more than 5% of the outstanding securities of such company;

(7)	make itself or its assets liable for the indebtedness of others;

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(8)	invest in securities which are assessable or involve unlimited liability; or

(9)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

The following are “non-fundamental” restrictions for the Scout Mid Cap and International Discovery Funds, which may be changed by the Board of Trustees without shareholder approval.  Each Fund will not:

(1)	invest in companies for the purpose of exercising control of management; or

(2)	purchase securities on margin, or sell securities short.

The following are “non-fundamental” restrictions for the Scout Small Cap Fund, which may be changed by the Board of Trustees without shareholder approval.  The Fund will not:

(1)	invest in companies for the purpose of exercising control of management;

(2)	purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;

(3)
enter into dealings with its officers or directors, its investment advisor or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund’s own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(4)
purchase or retain securities of any company in which any Fund officers or directors, or Fund investment advisor or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company’s securities, if all such persons owning more than 1/2 of 1% of said company’s securities own in the aggregate more than 5% of the outstanding securities of such company;

(5)	invest in securities which are assessable or involve unlimited liability;

(6)	invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(7)	purchase securities on margin, or sell securities short; or

(8)	make itself or its assets liable for the indebtedness of others.

The following are “non-fundamental” restrictions for the Scout TrendStar Small Cap Fund, which may be changed by the Board of Trustees without shareholder approval. The Fund will not:

(1)	purchase securities on margin ;

(2)	invest more than 15% of its net assets (valued at time of investment) in securities that are not readily marketable; or

(3)	acquire securities of other investment companies except as permitted by the 1940 Act.

If more than 15% of the Fund’s net assets are invested in securities that are not readily marketable, there will be an orderly disposition of those securities in order to get below the threshold.

The following are “non-fundamental” restrictions for the Scout Money Market Fund – Federal Portfolio and Money Market Fund – Prime Portfolio, which can be changed by the Board of Trustees without shareholder approval.  The Funds may not:

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(1)	invest in equity securities or securities convertible into equities;

(2)	purchase securities on margin or sell short;

(3)
purchase or retain securities of an issuer if those trustees of a Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(4)	write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;

(5)	invest in companies for the purpose of exercising control;

(6)	invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(7)
invest more than 5% of the value of either Fund’s total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years’ continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.  There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

The following are “non-fundamental” restrictions for the Scout Tax-Free Money Market Fund, which can be changed by the Board of Trustees without shareholder approval.  The Fund may not:

(1)	invest in equity securities or securities convertible into equities;

(2)	purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer;

(3)	purchase securities on margin or sell short;

(4)
purchase or retain securities of an issuer if those trustees of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(5)	invest in put, call, straddle or spread options;

(6)
purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the “issuer” will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security;

(7)	invest in companies for the purpose of exercising control;

(8)	invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or

(9)
invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years’ continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

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PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for a Fund are made by the Funds’ Advisor.  Officers of the Advisor are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Advisor, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time.  The Advisor does not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Advisor evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Advisor and its clients. For transactions in equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Advisor, better prices and executions are available elsewhere.

The Advisor, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Funds or their Advisor by such member, broker, or dealer.  Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments.  The Advisor may use research and services provided by brokers and dealers in servicing any clients, including the Funds, and not all such services need to be used by the Advisor in connection with the Funds.  In accordance with the provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Advisor makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

The Money Market Funds expect that purchases and sales of portfolio securities usually will be principal transactions.  Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere.  Usually there will be no brokerage commission paid by these Funds for such purchases.  Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price.  In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

When the Advisor in its fiduciary duty believes it to be in the best interests of a Fund’s shareholders, a Fund may join with other clients of the Advisor in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

As of June 30, 2010, some Funds held securities of their regular broker-dealers, as follows:

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Scout Stock Fund
Description	Shares	Value
Toronto-Dominion Bank	50,000	$3,245,500

Scout TrendStar Small Cap Fund
Description
SEI Investments Co.	12,100	246,356

Scout International Fund
Description
HSBC Holdings PLC	1,852,555	84,457,982
Prudential PLC	5,443,574	81,326,996
Toronto-Dominion Bank	1,691,501	109,795,330

Scout Bond Fund
Description	Principal	Value
Bank New York Mellon Corp.	$1,000,000	$1,077,956
Bank of America Corp.	3,000,000	3,134,472
JPMorgan Chase & Co.	2,500,000	2,668,075
Morgan Stanley	1,000,000	1,060,496
U.S. Bancorp	1,500,000	1,605,967
Wells Fargo & Co.	1,000,000	1,024,829
Wells Fargo & Co.	1,000,000	1,022,889
Wells Fargo & Co.	1,500,000	1,541,034

Scout Money Market Fund – Federal Portfolio
Bank of America N.A.	5,000,000	5,006,360

Scout Money Market Fund – Prime Portfolio
Bank of America N.A.	4,100,000	4,105,236
Bank of America Corp.	7,250,000	7,249,778
JPMorgan Chase & Co.	5,000,000	5,003,751
U.S. Bancorp	7,900,000	7,922,143
Wells Fargo & Co.	4,125,000	4,143,973
Wells Fargo & Co.	7,500,000	7,516,264

The following Funds paid the following brokerage commissions for the past three fiscal years ended June 30, 2010, 2009 and 2008:

	2010	2009	2008
Scout Stock Fund	$156,724	$123,442	$126,626
Scout Mid Cap Fund	$604,820	$441,594	$294,089
Scout Small Cap Fund	$3,765,175	$3,687,398	$2,433,971
Scout TrendStar Small Cap Fund	$26,996	N/A	N/A
Scout International Fund	$3,386,694	$2,697,896	$2,070,305
Scout International Discovery Fund	$35,635	$22,739	$25,654

The Scout International and Mid Cap Funds each experienced a significant growth in assets during the fiscal year ended June 30, 2010, and, as a result, experienced a corresponding increase in the amount of brokerage commissions paid.  The Advisor, adjusting to economic events, increased the number of the Scout Small Cap Fund’s holdings and decreased the period of time positions were held during the fiscal years ended June 30, 2010 and June 30, 2009, and, as a result, the Fund experienced an increase in the amount of brokerage commissions paid.

Portfolio Turnover.  The Funds do not intend to purchase securities solely for short-term trading purposes.  However, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of the Fund’s Advisor, investment considerations warrant such action.

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There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of any Fund.  Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover. It is anticipated that the turnover rates for the Scout Stock, Small Cap, TrendStar Small Cap, International and International Discovery Funds generally will not exceed 100%; however, under certain market conditions, these portfolio turnover rates may exceed 100%.  The Scout Mid Cap Fund has a fundamental and catalyst-driven process that is sometimes associated with higher turnover as the Advisor pursues better opportunities and seeks to avoid developing or perceived risk.  Increased portfolio turnover rates would cause a Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains that are taxable when distributed to shareholders.  The portfolio turnover rate of the Scout Mid Cap Fund for the fiscal year ended June 30, 2010 was 184% and for the fiscal year ended June 30, 2009 was 360%.  The higher portfolio turnover rate of the Scout Mid Cap Fund for the fiscal year ended June 30, 2009 resulted from portfolio management activity in response to that period’s unusual market volatility and uncertainty, and significant changes in economic conditions and company fundamentals.  During the fiscal year ended June 30, 2010, the portfolio turnover returned to a more normalized level for that Fund in connection with a generally rising market and more stable economic and market trends and conditions.  The portfolio turnover rate of the Scout Small Cap Fund for the fiscal year ended June 30, 2010 was 358% and for the fiscal year ended June 30, 2009 was 327%.  The Advisor, adjusting to economic events, increased the number of the Scout Small Cap Fund’s holdings and decreased the period of time positions were held during the fiscal year ended June 30, 2010 and June 30, 2009, and, as a result, the Fund’s portfolio turnover rate exceeded the expected portfolio turnover rate. The Funds’ current portfolio turnover rates may be found in the Annual Report of the Funds dated June 30, 2010.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The price at which you purchase and redeem (sell) a Fund’s shares is called the Fund’s net asset value per share (“NAV”).  A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding.  Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 3:00 p.m. Central Time) on days when the Fund is open for business.  The Funds are open for business on the same days that the NYSE is open for unrestricted trading.  The Funds are closed on weekends and the following holidays:

New Year’s Day	January 1
Martin Luther King, Jr. Day	Third Monday in January
Presidents’ Holiday	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Columbus Day	Second Monday in October
Veterans’ Day	November 11
Thanksgiving Day	Fourth Thursday in November
Christmas Day	December 25

If any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the NYSE will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.  If the NYSE is closed (other than for a weekend), the Money Market Funds will remain open for business on each day that national banks are generally open for business, the U.S. government securities markets are open, and the Advisor determines that there is sufficient liquidity in those markets.

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In connection with the determination of the Funds’ net asset values, securities that are traded on a recognized stock exchange (except the NASDAQ National Market® and SmallCap® exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on only over-the-counter markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices.  NASDAQ National Market® and SmallCap® securities will be valued at the NASDAQ Official Closing Price (“NOCP”).  The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. Options are valued at the mean between the current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds’ Advisor.  Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Board of Trustees.  Debt instruments maturing within 60 days are valued by the amortized cost method.  Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Advisor implementing procedures adopted by the Board of Trustees.

In computing the NAV of its shares for purposes of sales and redemptions, each Money Market Fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act.  Under this method, each Money Market Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security.  As a result, the value of a portfolio security for purposes of determining NAV normally does not change in response to fluctuating interest rates.  While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Money Market Fund's securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Money Market Fund limits the dollar-weighted average maturity of its portfolio to not more than 60 days and does not purchase any instrument with a remaining  maturity of more than 13 months (with certain exceptions).  The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Money Market Fund's NAV for purposes of sales and  redemptions at $1.00.  Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Money Market Fund's NAV calculated by using available market quotations deviates from $1.00 per share.  In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the amount of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results.  These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Money Market Fund's average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing an NAV determined by using available market quotations.

Shares of the Money Market Funds redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption.  If you redeem all of the shares in your account, your redemption check will include all dividends.  If you redeem less than all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date.  Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act:  (1) for any period (a) during which the NYSE is closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

In the event that the Board of Trustees of a Money Market Fund, including a majority of trustees who are not interested persons of the of the Fund as defined in the 1940 Act, determines that the extent of the deviation between the Fund’s amortized cost per share and its current net asset value per share calculated using available market quotations (or an appropriate substitute that reflects current market conditions) may result in material dilution or other unfair results to the Fund’s investors or existing shareholders, and irrevocably has approved the liquidation of the Fund, the Fund’s Board of Trustees has the authority to suspend redemptions of the Fund’s shares.

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Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind.  If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Determining Your Share Price” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Rule 12b-1 Plan

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution and Shareholder Servicing Plan (the "12b-1 Plan") for the Service Class shares of the Money Market Funds.  The 12b-1 Plan does not apply to shares of any other Fund.  No Shares, other than Service Class shares of the Money Market Funds, are included in calculating the 12b-1 Plan's fees, and the 12b-1 Plan is only used in the distribution and marketing of Service Class shares and the servicing of Service Class shareholders.  Only shareholders of the Service Class may vote on matters affecting the 12b-1 Plan.

Under the 12b-1 Plan, the Trust, on behalf of the Service Class shares of the Money Market Funds, pays to UMB Distribution Services, LLC (the “Distributor”) or others a monthly fee of 0.50% per annum of the average daily net assets of each Money Market Fund's respective Service Class shares.  Such payments are intended to compensate the Distributor or others who have entered into an Agreement for the Sale and Servicing of the Scout Funds with the Distributor for, among other things: (a) sweep account services; (b) expenses incurred by such parties in the promotion and distribution of the Service Class shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation and distribution of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as  any distribution fees paid to securities dealers or others; and (c) furnishing personal services and maintaining shareholder accounts,  which services include, among other things, assisting in, establishing  and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend  payments from the  Portfolios to customers, receiving and answering correspondence, and aiding in maintaining their respective customers; all such services being provided in connection with the Service Class shares.

The 12b-1 Plan has been approved by the vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for the purpose of voting on such 12b-1 Plan.

The Board of Trustees, including the Independent Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Funds and the shareholders of the Service Class shares. The Plan must be renewed annually by the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the Independent Trustees. The 12b-1 Plan and any related agreements may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the outstanding shares of the affected Class, and all material amendments to the 12b-1 Plan or any related agreements shall be approved by a vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Trustees, at least quarterly, the amounts and purpose of any payment made under the 12b-1 Plan, as well as to furnish the Board with such other information as may reasonably be requested in order for the Board to make an informed determination as to whether the 12b-1 Plan should be continued.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds’ overall policy with regard to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders.  The Funds publicly disclose 100% of their portfolio holdings in quarterly reports approximately 60 days after each quarter-end as required by SEC rules.  Also, each Fund (other than the Money Market Funds) makes a complete list of its portfolio holdings publicly available on the Funds’ web site, scoutfunds.com, approximately 30 days after the end of each month.  Further, each Fund that holds equity securities discloses its top ten equity holdings on the Funds’ web site (scoutfunds.com) approximately fifteen days after the end of each fiscal quarter.  This information is made available to enhance communications to the Funds’ shareholders and their representatives by providing them with additional means of monitoring and evaluating investments in the Funds, as well as to facilitate the work of ratings agencies that evaluate the Funds.

Information concerning each Money Market Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity as of the last business day of the preceding month is posted on its website no later than five business days after the end of the month and remains posted on the website for six months thereafter.  In addition, by no later than December 7, 2010, each Money Market Fund will file monthly with the SEC portfolio holdings and other information about the Fund and its portfolio as of the last business day of the preceding month within five business days of the end of each month.  This information will be made public 60 days following month-end.

Under the Funds’ portfolio holdings disclosure policy and relevant SEC rules, the Funds may not make non-public disclosure of portfolio holdings information to third parties, unless the third party agrees to keep the information confidential and to appropriate limitations on trading. The Funds and/or the Advisor share portfolio holdings information with certain primary service providers that have a legitimate business need, related to the services they provide to the Funds, for such information.  The service providers that may receive portfolio holdings information include the custodian, the administrator, the proxy voting vendor, trade management and custodial systems vendors, consultants, legal counsel, the independent registered public accounting firm and vendors that provide analytics used for investment management and compliance oversight responsibilities.  The Trust’s service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.  No compensation or other consideration is received with respect to the disclosure to the Funds’ primary service providers.

The Chief Compliance Officer will periodically assess compliance with the portfolio holdings disclosure policy and incorporate the assessment into the annual review of compliance controls and report, as necessary, to the Board of Trustees.  If a violation of the portfolio holding disclosure policy is suspected, it shall be communicated to the Chief Compliance Officer for investigation.  If it is determined that portfolio holdings information has been released in contravention of this policy, the circumstances surrounding the release of such information will be investigated.  To the extent that it is determined that the information has been deliberately released in contravention of these procedures, then appropriate disciplinary action will be taken against the individual(s) responsible for the release.

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To the extent that information is released in contravention of these procedures, reasonable efforts will be made to retrieve such information from the party to whom the information was disclosed.  If it is impractical or impossible to retrieve such information, reasonable efforts will be made to secure a non-disclosure agreement from the party to whom such information was released.  If these efforts are unsuccessful, then consideration will be given to publicly releasing the information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Dividends, Distributions, and Taxes” section is based on the Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Funds.  Each Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “fund”) under Subchapter M of the Code.  If a Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, each Fund must satisfy the following requirements:

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Distribution Requirement —a Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

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Income Requirement —a Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

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Asset Diversification Test —a Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

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In some circumstances, the character and timing of income realized by a Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect a Fund’s ability to satisfy these requirements.  See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments.  In other circumstances, a Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund’s income and performance.

Each Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that a Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on a Fund’s income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio Turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance.  See, “Taxation of Fund Distributions - Distributions of Capital Gains” below.

Capital Loss Carryovers.  Each Fund will offset its capital gains with any available capital losses without being required to pay taxes on or distribute such gains that are offset by the losses. Capital losses of a Fund can generally be carried forward to each of the eight (8) taxable years succeeding the loss year, subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund.  An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers that expire unused, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. Each Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change.  Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by a Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Post-October Losses.  Each Fund presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.  The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining a Fund’s net capital gain for capital gain dividend purposes (see, “Taxation of Fund Distributions - Distributions of Capital Gains” below).  A Fund may also elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

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Undistributed Capital Gains. A Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Funds currently intend to distribute net capital gains.  If a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal Excise Tax.  To avoid a 4% non-deductible excise tax, a Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  Generally, each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal excise tax, but can give no assurances that all such liability will be avoided.  In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in a Fund having to pay some excise tax.

Foreign Income Tax.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.  Under certain circumstances, a Fund may elect to pass-through foreign tax credits to shareholders.

Taxation of Fund Distributions – All Funds.  Each Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by a Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Each Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of Net Investment Income (other than the Money Market Funds). Each Fund receives income generally in the form of dividends and/or interest on their investments in portfolio securities. This income, less expenses incurred in the operation of a Fund, constitutes a Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gains rates, provided certain holding period requirements are met. See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Net Investment Income (Money Market Funds).  A Money Market Fund typically declares dividends from its daily net income for each day that its NAV is calculated. A Money Market Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant NAV), less the estimated expenses of the Money Market Fund. Thus, gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Funds to adjust distributions to maintain their $1 share price. These procedures may result in under- or over-distributions by the Money Market Funds of their net investment income.

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Distributions of Capital Gains.  Each Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities in anticipation of their removal from a Fund’s corresponding index.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. Distributions by a Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Return of capital distributions can occur for a number of reasons including, among others, a Fund over-estimates the income to be received from certain investments.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividend income, which is eligible for taxation at long-term capital gain rates.  Qualified dividend income means dividends paid to a Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (PFICs), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of a Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

This favorable taxation of qualified dividend income at long-term capital gain tax rates expires and will no longer apply to dividends paid by a Fund with respect to its taxable years beginning after December 31, 2010 (sunset date), unless such provision is extended or made permanent.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction.  The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Income derived by a Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

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The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Impact of Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities.  At the time of your purchase of shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-Through of Foreign Tax Credits.  If more than 50% of a Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, a Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  A Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends Declared in December and Paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Taxation of Fund Distributions – Scout Tax-Free Money Market Fund.  The Fund intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Fund's taxable year at least 50% of the Fund's total assets consists of Municipal Securities, which are exempt from federal income tax.

Exempt-Interest Dividends. Distributions from the Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Fund are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax (“AMT”) in certain circumstances and may have other collateral tax consequences as discussed below.

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Distributions of Ordinary Income and Capital Gains. Any gain or loss from the sale or other disposition of a tax-exempt security is generally treated as either long-term or short-term capital gain or loss, depending upon its holding period, and is fully taxable.  However, gain recognized from the sale or other disposition of a tax-exempt security purchased after April 30, 1993, will be treated as ordinary income to the extent of the accrued market discount on such security. Distributions by the Fund of ordinary income and capital gains will be taxable to shareholders as discussed above under “Taxation of Fund Distributions.”

Alternative Minimum Tax – Private Activity Bonds. AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain “private activity” Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers.  However, under the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT.  In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.

Effect on Taxation of Social Security Benefits; Denial of Interest Deduction; “Substantial Users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Exemption from State Tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes.  Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Failure of a Municipal Security to Qualify to Pay Exempt-Interest. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued.  In such a case, the Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.  Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale.  Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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Tax Basis Information. Under the Emergency Economic Stabilization Act of 2008, a Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in a Fund on or after January 1, 2012.

Wash Sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a Loss Within Six Months of Purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Money Market Funds.  Because shares in the Money Market Funds are offered and redeemed at a constant net asset value of $1.00 per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

Tax Shelter Reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, effect the amount, character and timing of dividends and distributions payable by the fund to its shareholders.  This section should be read in conjunction with the discussion above under  “Investment Policies” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a  fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

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Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease a fund's ordinary income distributions to you, and may cause some or all of the fund's previously distributed income to be classified as a return of capital.  In certain cases, a fund may make an election to treat such gain or loss as capital.

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PFIC investments. A fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment.  A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC Investments.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (REMICs) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

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These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and qualified publicly traded partnerships (QPTP).   For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund.  For purposes of testing whether a fund satisfies the Asset Diversification Test, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.”  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (i.e., because it invests in commodities).  All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company.

Securities lending.  While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations.  Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.

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Investments in securities of uncertain tax character.   A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, a Fund must generally withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  Certain payees and payments are exempt from backup withholding and information reporting.  The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In General.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains and, with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-Interest Dividends.  In general, exempt-interest dividends designated by a Fund and paid from net tax-exempt income are not subject to U.S. withholding tax.

Capital Gain Dividends and Short-Term Capital Gain Dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-Related Dividends.  With respect to taxable years of a Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which a Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

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Further Limitations on Tax Reporting for Interest-Related Dividends and Short-Term Capital Gain Dividends for Non-U.S. Investors.  It may not be practical in every case for a Fund to designate, and the Funds reserve the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income Effectively Connected with a U.S. Trade or Business.  If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. Real Property.  A Fund may invest in equity securities of corporations that invest in U.S. real property, including U.S. Real Estate Investment Trusts (U.S. REIT). The sale of a U.S. real property interest (USRPI) by a Fund or by a U.S. REIT or U.S. real property holding corporation in which a Fund invests may trigger special tax consequences to a Fund’s non-U.S. shareholders.

The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a USRPI as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain. The Code provides a look-through rule for distributions of FIRPTA gain by a regulated investment company (RIC) received from a U.S. REIT or another RIC classified as a U.S. real property holding corporation or realized by the RIC on a sale of a USRPI (other than a domestically controlled U.S. REIT or RIC that is classified as a qualified investment entity) as follows:

•
The RIC is classified as a qualified investment entity. A RIC is classified as a “qualified investment entity” with respect to a distribution to a non-U.S. person which is attributable directly or indirectly to a distribution from a U.S. REIT if, in general, 50% or more of the RIC’s assets consists of interests in U.S.-REITs and U.S. real property holding corporations, and

•	You are a non-U.S. shareholder that owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the distribution.
•
If these conditions are met, such Fund distributions to you are treated as gain from the disposition of a USRPI, causing the distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring that you file a nonresident U.S. income tax return.

•
In addition, even if you do not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, such Fund distributions to you will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

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These rules apply to dividends paid by a Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), except that after such sunset date, Fund distributions from a U.S.-REIT (whether or not domestically controlled) attributable to FIRPTA gain will continue to be subject to the withholding rules described above provided the Fund would otherwise be classified as a qualified investment entity.

Because each Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Funds expect that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. Estate Tax. As of the date of this Statement of Additional Information, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010.  On and after the date the U.S. estate tax is reinstated, an individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. Tax Certification Rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from back-up withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

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INVESTMENT ADVISOR

Pursuant to an Investment Advisory Agreement dated April 1, 2005, on behalf of the Scout Stock, Mid Cap, Small Cap, International, International Discovery, Bond and the Money Market Funds, and an Investment Advisory Agreement, dated May 19, 2009, on behalf of the Scout TrendStar Small Cap Fund, the Trust employs Scout Investment Advisors, Inc. as the Funds’ investment advisor.  The Advisor provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund’s stated investment objective and policies.  The Advisor is a wholly-owned subsidiary of UMB Financial Corporation.  UMB Bank, the Fund’s custodian, and UMB Fund Services, Inc. (“UMBFS”), the Funds’ administrator, fund accountant and transfer agent, are both wholly-owned subsidiaries of UMB Financial Corporation. As of September 30, 2010, assets under the management of the Advisor were approximately $9.5 billion.

The following charts describe the annual investment advisory fee for each Fund.

Fund	Annual Rate of Fee on First $1 Billion of Average Daily Net Assets	Annual Rate of Fee on Average Daily Net Assets Over $1 Billion
Scout Stock Fund*	0.60%	0.575%
Scout Mid Cap Fund*	0.80%	0.70%
Scout Small Cap Fund	0.75%	0.65%
Scout International Fund	0.80%	0.70%
Scout International Discovery Fund*	0.95%	0.85%

Fund	Annual Rate of Fee based on Average Daily Net Assets
Scout TrendStar Small Cap Fund*	0.75%
Scout Bond Fund*	0.40%
Scout Money Market Fund – Federal Portfolio	0.30%
Scout Money Market Fund – Prime Portfolio	0.34%
Scout Tax-Free Money Market Fund	0.30%

*
The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 31, 2011, to the extent necessary so that net annual fund operating expenses (excluding any taxes, interest, brokerage fees, certain insurance costs and extraordinary expenses)of the Scout Stock, TrendStar Small Cap, Mid Cap, International Discovery and Bond Funds do not exceed 0.90%, 1.30%, 1.40%, 1.60%, and 0.57%, respectively, of the Fund’s average daily net assets.  Under each fee waiver and expense assumption agreement described above, the Advisor retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed within three years of such reimbursement and such reimbursement will not exceed any applicable fee waiver or expense limitation agreement that was in place for the Fund at the time the fees were waived or expenses were assumed.

The aggregate investment advisory fees paid to the Advisor by each Fund during the three most recent fiscal years ended June 30 were:

	2010		2009		2008
Scout Stock Fund	$600,145	[1]	$586,504	[2]	$501,227	[3]
Scout Mid Cap Fund	$845,869	[1]	$309,008	[2]	$300,002	[3]
Scout Small Cap Fund	$3,617,022		$3,725,381		$5,136,995
Scout TrendStar Small Cap Fund[4]	$(57,715)[1]		N/A		N/A
Scout International Fund	$34,871,022		$22,310,860		$26,786,115
Scout International Discovery Fund	$154,987	[1]	$(80,848)[2]		$(32,047)[3]
Scout Bond Fund	$348,476	[1]	$257,484	[2]	$450,834	[3]

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	2010		2009		2008
Scout Money Market Fund – Federal Portfolio	$(60,329)[1]		$832,787	[2]	$922,993
Scout Money Market Fund – Prime Portfolio	$370,682	[1]	$2,207,764	[2]	$2,471,258
Scout Tax-Free Money Market Fund	$93,982	[1]	$519,007	[2]	$439,827

1
For the fiscal year ended June 30, 2010, investment advisory fees for the Scout Stock, TrendStar Small Cap, International Discovery and Bond Funds, before any fee reduction, totaled $671,347, $96,201, $237,964 and $514,707, respectively.  Under an agreement by the Advisor to limit its fees, the Scout Stock, TrendStar Small Cap, International Discovery and Bond Funds paid the investment advisory fee shown.  The Advisor also voluntarily waived $882,750, $1,520,420 and $393,925 of investment advisory fees for the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds, respectively.  In addition, the Advisor recovered previously reimbursed amounts of $29,469 for the Scout Mid Cap Fund.  These recovered amounts are not included in the investment advisory fees shown above.  The amount shown with respect to the Scout TrendStar Small Cap Fund is negative because the amount of fees waived by the Advisor under the fee waiver and expense assumption agreement was more than the amount of investment advisory fees earned during the fiscal year ended June 30, 2010.  The amount shown with respect to the Scout Money Market Fund – Federal Portfolio is negative because the amount of fees voluntarily waived by the Advisor was more than the amount of investment advisory fees earned during the fiscal year ended June 30, 2010.

2
For the fiscal year ended June 30, 2009, investment advisory fees for the Scout Stock, International Discovery and Bond Funds, before any fee reduction, totaled $633,783, $107,465 and $404,642, respectively.  Under an agreement by the Advisor to limit its fees, the Scout Stock, International Discovery and Bond Funds paid the investment advisory fee shown.  The Advisor also voluntarily waived $117,659, $263,499 and $1,712 of investment advisory fees for the Scout Money Market – Federal Portfolio, Money Market – Prime Portfolio and Tax-Free Money Market Funds, respectively.  In addition, the Advisor recovered previously reimbursed amounts of $2,481 for the Scout Mid Cap Fund.  These recovered amounts are not included in the investment advisory fees shown above.  The amount shown with respect to the Scout International Discovery Fund is negative because the amount of fees waived by the Advisor under the fee waiver and expense assumption agreement was more than the amount of investment advisory fees earned during the fiscal year ended June 30, 2009.

3
For the fiscal year ended June 30, 2008, investment advisory fees for the Scout Stock, International Discovery and Bond Funds, before any fee reduction, totaled $527,648, $38,515 and $486,254, respectively. Under an agreement by the Advisor to limit its fees, the Scout Stock, International Discovery and Bond Funds paid the investment advisory fee shown. In addition, the Advisor recovered previously reimbursed amounts of $32,590 for the Scout Mid Cap Fund. These recovered amounts are not included in the investment advisory fees shown above. The amount shown with respect to the Scout International Discovery Fund is negative because the amount of fees waived by the Advisor under the fee waiver and expense assumption agreement was more than the amount of investment advisory fees earned during the fiscal year ended June 30, 2008.

4
The Scout TrendStar Small Cap fund was created to acquire the assets and liabilities of the TrendStar Small-Cap Fund pursuant to a reorganization. The Advisor began the continued management of the Scout TrendStar Small Cap Fund effective July 1, 2009. Pursuant to an investment advisory agreement with TrendStar Advisors, LLC, the investment advisory fees paid by the TrendStar Small-Cap Fund to TrendStar Advisors, LLC for the fiscal period from October 1, 2008 to June 30, 2009 and the fiscal years ended September 30, 2008 and 2007 were $53,448, $599,395 and $1,336,032, respectively. These amounts do not reflect fees waived or expenses assumed by TrendStar Advisors, LLC under a voluntary fee waiver and expense assumption agreement.

The Advisor and/or Funds have entered into arrangements with financial services companies such as such as banks, trust companies, investment advisors or broker-dealers that have made arrangements to offer Fund shares for sale.  Mutual fund supermarkets, retirement plan recordkeepers, and third party administrators may also provide distribution and shareholder servicing to the Funds and their shareholders.  These companies may operate mutual fund trading platforms (such as ‘No Transaction Fee’ mutual fund supermarkets or retirement plan platforms) that provide the Funds with access to investors and, in that way, increase the distribution opportunities for the Funds.  To the extent that the cost of these arrangements is not covered by the Funds’ operating expenses or is related to distribution or marketing of the Funds’ shares, the Advisor may make additional payments, out of its own assets, to compensate counterparties for these arrangements.  These additional payments are sometimes referred to as “revenue sharing” payments.  The Advisor may benefit from these arrangements because the increase in the sale of Fund shares will result in an increase in the Funds' assets and consequently an increase in advisory fees.  To the extent that the financial companies perform shareholder services such as transaction and shareholder recordkeeping, account administration and other services that would otherwise be provided by the Funds’ service providers, the Funds bear a portion of the costs of such arrangement and such costs are reflected in the Prospectus Fee Table and related expense ratio information published for the Funds.

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The Board is responsible for overseeing the performance of the Advisor and determining whether to approve, for an initial term, or renew, for subsequent terms, each Fund’s Investment Advisory Agreement. These approvals require the majority vote of the Board of Trustees, including a majority of the Trustees who are not parties to the agreement or interested persons of any party (the “Independent Trustees”).

A discussion regarding the basis for the Board of Trustees’ most recent approval of the Investment Advisory Agreement, on behalf of the Funds, is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2010.

Potential Conflicts of Interest

The Advisor and its affiliates may have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities and instruments as the Funds.  As such, the Advisor and its affiliates or their clients are or may be actively engaged in transactions in the same securities and instruments in which a Fund invests.  Such activities could affect the prices and availability of the securities and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance.  Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.  When the Advisor or an affiliate seeks to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable.  In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

Further, transactions in investments by one or more other accounts or clients advised by the Advisor may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund.  This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions or advice for other accounts.  When the Advisor or one of its other clients implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged.

PORTFOLIO MANAGERS

Investments in the Funds

Information relating to a portfolio manager’s ownership (including the ownership of his or her immediate family) in the Fund he or she manages as of June 30, 2010 is set forth in the chart below.

Scout Stock Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
James A. Reed, II	$100,001 - $500,000
James L. Moffett	$100,001 - $500,000
Larry L. Valencia	$10,001 – $50,000

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Scout Mid Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Patrick Dunkerley	$101,001 - $500,000
Derek M. Smashey	$10,001 - $50,000

Scout Small Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Thomas W. Laming	$100,001 - $500,000
Jason Votruba	$1 - $10,000
James R. McBride	$10,001 - $50,000

Scout TrendStar Small Cap Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Thomas W. Laming	$500,001 - $1,000,000
James R. McBride	$100,001 - $500,000

Scout International Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
James L. Moffett	$500,001 - $1,000,000
Gary Anderson	$50,001 - $100,000

Scout International Discovery Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
James L. Moffett	$50,001 - $100,000
Michael D. Stack	$10,001 - $50,000

Scout Bond Fund

Name of Portfolio Manager	Dollar Range of Shares Owned
Bruce C. Fernandez	$1 - $10,000
Michael J. Heimlich	None

Other Managed Accounts

In addition to the Funds, some portfolio managers manage other accounts.  The following table sets forth information regarding the total accounts for which each portfolio manager has the day-to-day management responsibilities.  Unless otherwise indicated, none of these accounts paid performance-based advisory fees.

Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Category As of June 30, 2010
James L. Moffett	• 41 other accounts with $237,791,856 in total assets under management.
James A. Reed, II	• 8 other accounts with $35,618,859 in total assets under management.
Larry Valencia	• 34 other accounts with $52,543,591 in total assets under management.
Patrick Dunkerley	• 4 other accounts with $29,595,315 in total assets under management.
Derek M. Smashey	• 0 other accounts with $0 in total assets under management
Jason Votruba	• 0 other accounts with $0 in total assets under management

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Name of Portfolio Manager	Number of Other Accounts Managed and Total Assets by Category As of June 30, 2010
Thomas W. Laming	• 38 other accounts with $52,175,185 in total assets under management
James R. McBride	• 0 other accounts with $0 in total assets under management
Michael D. Stack	• 35 other accounts with $50,290,104 in total assets under management
Gary Anderson	• 14 other accounts with $35,609,820 in total assets under management.
Bruce C. Fernandez	• 42 other accounts with $539,112,091 in total assets under management
Michael J. Heimlich	• 0 other accounts with $0 in total assets under management

Compensation

The Advisor implements a strategic and comprehensive compensation plan for its portfolio managers that is competitive and within the norm of industry standards.  The basic compensation structure combines a fixed base salary supplemented with a variable bonus plan that has the potential to equal base salary.

The Advisor places a strong emphasis on portfolio performance and believes the portfolio manager’s compensation should be a reflection of the success provided to clients of the Advisor.  This philosophy is the basis for offering an overall compensation structure in which performance-based compensation can equal base salary, providing the greatest incentive to align investment management to the client’s success.

The bonus plan incorporates the investment performance of the management team and growth in assets under management generated by new business.  Pre-tax investment performance accounts for 80% while new business generation accounts for 20% of the bonus plan structure.

Investment performance is evaluated on a 1-year and 3-year time frame based on two factors.  Initially, performance is judged against the unmanaged benchmark index assigned to the investment strategy.  Next, performance is measured relative to the median investment manager performance in the strategy’s discipline according to Lipper.  Finally, performance is assessed on whether the manager was able to achieve the top quartile of the strategy’s discipline according to Lipper.

The Advisor employs an incentive stock option program.  However, this program currently comprises a very small portion of overall compensation.  The Advisor continually evaluates strategies to keep it competitive in overall compensation and align the structure directly to the success of the Advisor’s clients.   The Advisor does not enter into any employment contracts or non-compete agreements with any of its investment professionals.

Potential Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline, such as equity or fixed income securities.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

However, securities selected for funds or accounts other than a Fund may outperform the securities selected for the Fund.  Finally, if the portfolio manager identifies a limited investment opportunity, which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible Funds and accounts.  The Advisor seeks to manage such potential conflicts by following procedures intended to provide a fair allocation of buy and sell opportunities among client accounts.

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The structure of portfolio manager compensation may also give rise to potential conflicts of interest.  A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales.

Finally, the management of personal accounts by the portfolio manager may give rise to potential conflicts of interest.  The Funds’ code of ethics is designed to address such conflicts.

The Funds have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

OFFICERS AND TRUSTEES

The officers of the Trust manage the day-to-day operations of the Funds.  The Trust officers, as well as the Advisor, are subject to the direct supervision and control of the Board of Trustees.  Under the applicable laws of Delaware, Trustees owe a fiduciary duty to the shareholders of the Funds.  The Board is responsible for the overall management of the Funds, including general supervision of the Funds’ investment activities and the Funds’ various service providers.

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The following is a list of the Trustees and senior officers of the Trust and their ages and business experience for the past five years.

Independent Trustees

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director- ships Held by Trustee During Past 5 Years
Andrea F. Bielsker c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/16/58	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Principal, AFB Consulting, since July 2008; Chief Financial Officer, Brooke Credit Corporation, from 2007 to May 2008; Vice President, Liberty Power Corp., 2007; Senior Vice President, Finance, Chief Financial Officer and Treasurer, Great Plains Energy Company from 2002 to 2005.	10	None

William E. Hoffman, D.D.S. c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 04/11/38	Trustee	Indefinite; until successor elected. Served as a Trustee since 1982.	Orthodontist.	10	None

Eric T. Jager 4900 Main Street, Suite 1200 Kansas City, Missouri 64112 06/19/43	Trustee	Indefinite; until successor elected. Served as a Trustee since 1987.	President, Windcrest In- vestment Management, Inc.; Executive Vice President – Investments, Bartlett and Company, from 1983 to July 2010.	10	Neptune Industries, Inc. (2007-2008); Nygaard Corporation (2007-Present)

Stephen F. Rose c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/05/47	Trustee (Independent Chairman)	Indefinite; until successor elected. Served as a Trustee since 1989.	Chairman, Sun Publications, Inc.	10	None

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Interested Trustee

Name, Address and Birthdate	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
William B. Greiner* c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 03/05/54	Trustee	Indefinite; until successor elected. Served as a Trustee since 2005.	Chief Investment Officer, UMB Bank, n.a. 2004-2010; President and Chief Investment Officer Scout Investment Advisors, Inc., since 2004; from 2003 to 2004 managed private accounts at True North; Prior to 2003, Chief Investment Officer, UMB Bank, n.a. and Chairman of Scout Investment Advisors, Inc. since its inception in 2001.	10	Washburn Endowment Association (2007 to present); KCPT Public Television (2008 to 2009)

*	Mr. Greiner is considered to be an “interested person” of the Trust under the 1940 Act due to his employment by the Advisor, an affiliated person of the Funds.

Executive Officers

Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gary W. DiCenzo c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 10/27/62	President	Indefinite, until successor elected. Served as President since 2005; Vice President since 2004.	President and Chief Executive Officer, Scout Distributors, LLC, since 2009; Executive Vice President, UMB Bank, n.a. from 2004 to 2009; Senior Vice President, UMB Bank, n.a., from 2003 to 2004.

James. L. Moffett c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 03/27/41	Principal Executive Officer	Indefinite, until successor elected. Served as a Principal Executive Officer since 2003.
Executive Vice President and Chief International Strategist, Scout Investment Advisors, Inc., since 2009; Lead Portfolio Manager, Scout International Fund and Scout International Discovery Fund and co-Portfolio Manager Scout Stock Fund; Chairman, Scout Investment Advisors, Inc. and Executive Vice President, UMB Bank n.a. from 2001 to 2009.

C. Warren Green c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 12/27/58	Treasurer and Principal Financial Officer	Indefinite, until successor elected. Served as Treasurer and Principal Financial Officer since 2005.
Treasurer, Scout Investment Advisors, Inc., since 2009; Senior Vice President and Chief Operations Officer, Asset Management Division, UMB Bank, n,.a. since June 2007; Vice President and Chief Financial Officer, Asset Management Division, UMB Bank, n.a. from 2003 to 2007.

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Name, Address and Birthdate	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Constance E. Martin c/o Scout Funds 1010 Grand Boulevard Kansas City, MO 64106 09/30/61	Chief Operating Officer and Secretary	Indefinite, until successor elected. Served as Chief Operating Officer since 2008; Secretary since 2006.
Senior Vice President, Scout Investment Advisors, Inc., since 2008; Fund Administrator, UMB Fund Services, Inc. from 2005 to 2008; Brokerage Compliance, Country Club Financial Services, Inc., from 2004 to 2005; Compliance Officer, Scout Funds, from 2003 to 2004.

Mark E. Osborne c/o Scout Funds 1010 Grand Boulevard Kansas City, Missouri 64106 11/23/66	Chief Compliance Officer	Indefinite, until successor elected. Chief Compliance Officer since 2008.
Vice President of UMB Financial Corp. since 2003; Director of Fiduciary Services Compliance, UMB Financial Corp. from 2003 to 2010; Chief Compliance Officer, Scout Investment Advisors, Inc., from 2007 to 2009.

Fund Leadership Structure

Overall responsibility for overseeing and managing the business and affairs of the Trust rests with its Board.  Like most mutual funds, the day-to-day management and operation of the Trust is performed by various service providers to the Trust, such as the Advisor, Distributor, administrator, transfer agent and custodian.  The Board is responsible for selecting these service providers, approving the terms of their contracts regarding the Funds, and exercising general service provider oversight.  The Board has appointed employees of certain of these service providers as officers of the Trust, with responsibility for supervising actively the day-to-day operations of the Trust and reporting to the Board regarding Trust operations.  The Board has also appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board on compliance matters.  The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds.  The role of the Board and any individual Trustee is one of oversight and not of active management of the day-to-day operations or affairs of the Trust.

The Board is currently composed of four Independent Trustees and one Trustee who is affiliated with the Advisor.  The Board believes that the number of Trustees is adequate for the number of Funds overseen by the Board and the current size of the Board is conducive to Board interaction, debate and dialogue which results in an effective decision making body. The Independent Trustees have engaged their own independent legal counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Chairman of the Board is an Independent Trustee. The Chairman participates in the preparation of the agenda for meetings of the Board. The Chairman also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Funds between meetings. In developing its current structure, the Board of Trustees recognized the importance of having a significant majority of Independent Trustees.

Audit Committee.  The Board of Trustees has established an Audit Committee and the Audit Committee is composed of all of the Independent Trustees.  The Audit Committee met two times during the fiscal year ended June 30, 2010.

The Audit Committee has adopted a charter.  The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit.  According to its charter, the Audit Committee (1) oversees the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund’s financial statements and the independent audit thereof; (3) approves, prior to appointment, the engagement of the Fund’s independent auditors and, in connection therewith, reviews and evaluates the qualifications, independence and performance of the Fund’s independent auditor; and (4) acts as a liaison between the Fund’s independent auditors and the Fund’s Board.

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Nominating Committee.  The Board of Trustees established a Nominating Committee made up of each of the Independent Trustees.  The Nominating Committee did not meet during the fiscal year ended June 30, 2010.  The Committee evaluates, from time to time, the appropriate size of the Board and recommends changes in size and composition, as deemed necessary; establishes processes for developing candidates for Independent Board members and conducts searches for qualified candidates; and recommends a slate of Independent Board members to be elected at Fund shareholders’ meetings or nominees to fill Independent Board member vacancies on the Board, where and when appropriate.  The Committee also evaluates candidates’ qualifications and makes recommendations to the full Board, for positions as “interested” members on the Board.  When vacancies arise or elections are held, the Committee considers qualified nominees, including those recommended by “Qualifying Shareholders” (defined below) who provide appropriate background material about the candidate that demonstrates the candidate’s ability to serve as a Trustee.

A Qualifying Shareholder is a shareholder that (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of a Fund’s outstanding shares, (ii) has been a shareholder of 1/2 of 1% or more of a Fund’s total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating Committee, and (iii) provides a written notice to the Nominating Committee containing the following information:

(a)	the name and address of the Qualifying Shareholder making the recommendation;
(b)	the number of shares of the Fund which are owned of record and beneficially by the Qualifying Shareholder and the length of time that the shares have been owned by the Qualifying Shareholder;
(c)
a description of all arrangements and understandings between the Qualifying Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made;

(d)	the name, age, date of birth, business address and residence address of the person or persons being recommended;
(e)
such other information regarding each person recommended as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the Board;

(f)	whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Funds, as defined in Section 2(a)(19) of the 1940 Act; and
(g)	the written consent of each person recommended to serve as a Trustee of the Funds if so nominated and elected/appointed.

A Qualifying Shareholder’s written recommendation may be addressed to the Nominating Committee at the Funds’ offices, 803 West Michigan Street, Milwaukee, WI 53233.  The Nominating Committee’s intention is that the recommending shareholder demonstrate a significant and long term commitment to the Funds and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the Funds and their shareholders.  If the Nominating Committee receives a recommendation from a Qualifying Shareholder during a time when no vacancy exists or is expected to exist in the near term and the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

Oversight of Risk.  The Board oversees risk as part of its general oversight of the Funds.  The Funds are subject to a number of risks, including investment, compliance, financial, operational and valuation risks.  The Funds’ officers, the Advisor and other Fund service providers perform risk management as part of the day-to-day operations of the Funds.  The Board recognizes that it is not possible to identify all risks that may affect the Funds, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects.  Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at regular Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, Advisor, principal underwriter, and fund administrator and transfer agent; (3) meeting with investment personnel to review investment strategies, techniques and the processes used to manage related risks; (4) receiving and reviewing reports regarding key service providers; (5) meeting with and receiving reports from the Trust’s Chief Compliance Officer and other senior officers of the Trust and the Advisor regarding the compliance procedures of the Trust and its service providers; and (6) meeting with and receiving reports from other management personnel to discuss risks related to the Funds’ investments and operations.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

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Trustees’ Qualifications and Experience.  The Board of Trustees believes that each of the Trustees has the qualifications, experiences, attributes and skills appropriate to continued service as a Trustee of the Trust in light of the Trust’s business and structure.  Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Funds, the ability to interact effectively with the Advisor and other service providers, and the ability to exercise independent business judgment.  Also, in addition to a demonstrated record of business and professional accomplishment, all of the Trustees have served on the Board for a number of years, and, as a result, have extensive experience overseeing mutual fund operations..  In their service to the Trust, the Trustees have gained substantial insight into the operation of the Trust and have demonstrated a commitment to discharging oversight duties as Trustees in the interests of shareholders.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.   Set forth below is a brief description of the specific experience of each Trustee.  Additional details regarding the background of each Trustee is included in the chart earlier in this section.

Andrea F. Bielsker.  Ms. Bielsker has served as a Trustee since 2005.  Ms. Bielsker is a seasoned financial executive who has served as Chief Financial Officer of a number of private and public companies. She is a community leader and previously served as a member of the University of Kansas School of Business Board of Advisors, the Board of the Kansas City Fountains Foundation, the Board of the Marillac treatment center for at-risk children and the Board of the Kansas City Tomorrow (Leadership Program).  Ms. Bielsker received her MBA from the University of Kansas.

William E. Hoffman.  Mr. Hoffman has served as a Trustee since 1982.  Mr. Hoffman has his own orthodontist practice and is also an orthodontic practice consultant.  He previously was a member of the Orthodontic Faculty at the University of Missouri.  Mr. Hoffman is a community leader and serves as a member of the Board of the Johnson County Parks and Recreation Foundation.

Eric T. Jager.  Mr. Jager has served as a Trustee since 1987.  Mr. Jager has extensive experience as an investment management professional having spent his career in the investment management industry.  He is a community leader and serves as a Director and Chairman of the Integrated Medicine Endowment Board and Director of the Advancement Board of the University of Kansas Medical School. Previously, Mr. Jager served as Director and Co-Chairman of the Kansas, Inc. (State Economic Development Commission) and as a Director of the University of Kansas Hospital.  He also served as a Director of Tech-Industry Consultants, the Kansas State Historical Society, the Shawnee Mission Education Foundation, the Children’s Center for the Visually Impaired and the Johnson County Business Tech Center.  Mr. Jager received his MBA from Southern Methodist University and achieved the Chartered Financial Analyst designation.

Stephen F. Rose.  Mr. Rose has served as a Trustee since 1989 and is Chairman of the Board.  Mr. Rose serves as Chairman of Sun Publications, Inc.  He is also a weekly political analyst and roundtable panelist and has hosted his own show on public television.  Mr. Rose is a community leader and serves on the Board of the Johnson County Community College Foundation and the Advisory Board for the University of Kansas, Edwards Campus.  Previously, Mr. Rose served as a Director of Metcalf Bank and as President of the trade organization Suburban Newspapers of America.  He also served as Chairman of the Overland Park, Kansas Chamber of Commerce and Vice Chairman of the Greater Kansas City Chamber of Commerce, as well as Chairman of the University of Kansas School of Nursing.  In addition, Mr. Rose previously served on the Boards of the Johnson County Mental Health Center and the Kansas City Symphony.

William B. Greiner.  Mr. Greiner has served as a Trustee since 2005.  Mr. Greiner is President and Chief Investment Officer of the Advisor.  He has more than thirty years of investment experience and is a nationally recognized leader in the investment management field.  He is a regular guest on Bloomberg, Television, CNBC and CNBC Worldwide and has been featured in major financial publications such as Barron’s, The Wall Street Journal and BusinessWeek discussing his views on the U.S. economy.  Prior to joining the Advisor, Mr. Greiner was employed by Northern Trust Company.  Mr. Greiner achieved the Chartered Financial Analyst designation and is a member of the CFA Institute and the Kansas City CFA Society.

The Board believes that the Trust’s leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management of the Trust and service providers and facilitates the exercise of the Board’s independent judgment.  In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on financial, governance and risk-oversight related issues.  Except for any duties specified pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Funds.

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Compensation of Trustees.  The following table shows the compensation received by the Independent Trustees for the fiscal year ended June 30, 2010.

Name of Trustee	Aggregate Compensation Per Fund For Serving on the Board[1]	Total Compensation For Serving on the Board Paid to Trustees[2]
William B. Greiner[3]	—	—
Andrea F. Bielsker	$4,800	$48,000
William E. Hoffman	$4,800	$48,000
Eric T. Jager	$4,800	$48,000
Stephen F. Rose	$5,800	$58,000

[1]
The amount in this column represents the approximate amount that an Independent Trustee received on a per Fund basis.  The amount is calculated by dividing the aggregate fee paid to the Trustee by the number of Funds.

[2]	The amounts reported in this column reflect the total compensation paid to each Trustee for his/her services as a Trustee of each of the funds in existence during the fiscal year ended June 30, 2010.
[3]	Mr. Greiner, as an “interested trustee,” does not receive compensation for his services as Trustee.

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Trustee Share Ownership

The following tables provide the dollar range of equity securities beneficially owned by the Board members on December 31, 2009.

Independent Trustees

Dollar Range of Equity Securities in the Funds
Fund	William E. Hoffman	Eric T. Jager	Stephen F. Rose	Andrea F. Bielsker
Scout Stock Fund	$10,001 - $50,000	$1 - $10,000	None	None

Scout Mid Cap Fund	$1 - $10,000	None	None	None

Scout Small Cap Fund	$1 - $10,000	$1 - $10,000	None	$10,001 - $50,000

Scout TrendStar Small Cap Fund	$1 - $10,000	None	None	None

Scout International Fund	$10,001 - $50,000	None	None	$10,001 - $50,000

Scout International Discovery Fund	None	None	None	None

Scout Bond Fund	$1 - $10,000	None	$10,001 - $50,000	None

Scout Money Market Fund – Federal Portfolio	None	None	None	None

Scout Money Market Fund – Prime Portfolio	None	None	None	$10,001 - $50,000

Scout Tax-Free Money Market Fund	None	$50,001 - $100,000	None	None

Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	$50,001 - $100,000	$50,001 - $100,000	$10,001 - $50,000	$50,001 - $100,000

Interested Trustee

Dollar Range of Equity Securities in the Funds
Fund	William B. Greiner
Scout Stock Fund	$10,001-$50,000
Scout Mid Cap Fund	None
Scout Small Cap Fund	$10,001-$50,000
Scout TrendStar Small Cap Fund	$10,001-$50,000
Scout International Fund	$10,001-$50,000
Scout International Discovery Fund	None
Scout Bond Fund	$10,001-$50,000
Scout Money Market Fund – Federal Portfolio	None
Scout Money Market Fund – Prime Portfolio	Over $100,000
Scout Tax-Free Money Market Fund	None
Aggregate Dollar Range of Equity Securities in all Funds Overseen Within Fund Complex	Over $100,000

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The following table sets forth the securities of the Advisor or its control persons owned by the Independent Trustees and their immediate family members:

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
Andrea F. Bielsker	None	None	None	None	None

William E. Hoffman	None	None	None	None	None

Eric T. Jager[1]	Joan Alison Bartlett Jager – spouse	UMB Financial Corporation	Common	$225,396.80	0.014%

Stephen F. Rose	None	None	None	None	None
[1]	The UMB Financial Corporation common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities.  Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities.  As of September 30, 2010, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds:

Fund Name	Name	Address	City	State	Zip Code	Percent of Fund
SCOUT STOCK FUND	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	11.16%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	30.73%
	American Investments Enterprise Services, Inc.*	P.O. Box 9446	Minneapolis	MN	55440-9446	9.11%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	12.94%
	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	5.38%

SCOUT MID CAP FUND	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	5.92%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	23.47%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	21.21%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	15.28%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	19.34%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	9.92%

SCOUT SMALL CAP FUND	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	24.27%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	6.03%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	44.85%

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SCOUT TRENDSTAR SMALL CAP FUND	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	7.58%
	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	16.96%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104	37.74%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	10.51%

SCOUT INTERNATIONAL FUND	Edward Jones & Co.*	201 Progress Parkway	Maryland Hts	MO	63043-3009	6.88%
	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	51.76%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	22.74%

SCOUT INTERNATIONAL DISCOVERY FUND	Charles Schwab & Co., Inc.*	101 Montgomery Street	San Francisco	CA	94104-4122	7.40%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	26.88%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	8.43%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	19.10%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	8.19%
	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	6.62%
	UMB Financial Corp.*	1010 Grand Avenue	Kansas City	MO	64106	16.29%

SCOUT BOND FUND	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	21.48%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	13.07%
	Mitra & Co.*	11270 W Park Place, Suite 400	Milwaukee	WI	53224	5.81%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	22.20%
	UMBSC & Co.*	P.O. Box 419260	Kansas City	MO	64141-6260	21.45%

SCOUT MONEY MARKET FUND – FEDERAL PORTFOLIO	UMB Bank, n.a.*	928 Grand Boulevard	Kansas City	MO	64106-2008	86.06%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	11.84%

SCOUT MONEY MARKET FUND – PRIME PORTFOLIO	UMB Bank, n.a.*	928 Grand Boulevard	Kansas City	MO	64106-2008	74.57%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	18.42%

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SCOUT TAX-FREE MONEY MARKET FUND	UMB Bank, n.a.*	928 Grand Boulevard	Kansas City	MO	64106-2008	93.07%
	National Financial Services Corp.*	P.O. Box 3908	New York	NY	10008-3908	5.35%

*  Shareholder of record, not beneficial owner.

As of September 30, 2010, the Board of Trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

ADMINISTRATOR AND FUND ACCOUNTANT

UMBFS, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 has agreed to provide administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated April 1, 2005 between UMBFS and the Trust, on behalf of the Funds (the “Administration Agreement”). UMBFS is the parent of the Funds’ Distributor.  UMBFS is also a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, the Funds’ custodian, and the Advisor.  UMBFS’ services include, but are not limited to, the following: calculating daily net asset values for the Funds; assisting in preparing and filing all federal income and excise tax filings; overseeing the Funds’ fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds’ expenses; monitoring the Funds’ status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds’ investment policies and restrictions and generally assisting the Funds’ administrative operations.

UMBFS furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement continues in effect until terminated.  The Administration Agreement may be terminated, without payment of any penalty (i) by mutual consent of UMBFS and the Trust, or (ii) by UMBFS or the Trust upon not less than 60 days’ written notice to the other party, which notice may be waived by the party entitled to notice. Under the Administration Agreement, UMBFS is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Administration Agreement, except for a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties.  In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Trust on the value of each Fund computed daily and payable monthly, at the annual rate of 0.10% (0.12% for the Scout International and International Discovery Funds) of the Funds’ average annual net assets up to $250 million, 0.075% (0.095% for the Scout International and International Discovery Funds) of the Funds’ average annual net assets on the next $250 million, 0.05% (0.07% for the Scout International and International Discovery Funds) of the Funds’ average annual net assets on the next $250 million, 0.03% (0.05% for the Scout International and International Discovery Funds)  of the Funds’ average annual net assets over $750 million.  The Trust also covers certain of UMBFS’ out-of-pocket expenses.

For the fiscal years ended June 30, 2010, 2009 and 2008, the Trust paid UMBFS $4,579,240, $3,766,435, and $4,069,009, respectively, for its services.  The Amounts shown for 2010 for the Scout Bond Fund, Scout Money Market Fund – Federal Portfolio, Scout Money Market Fund – Prime Portfolio and the Scout Tax-Free Money Market Fund reflect certain temporary fee reductions voluntarily provided by UMBFS.

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DISTRIBUTOR

Under an Amended and Restated Distribution Agreement with the Trust, on behalf of the Funds, dated April 1, 2010, as amended, the Distributor, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233, acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public.  The Distributor is an affiliate of the Advisor.  The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith.  The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships.  The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation from the Trust or any Fund under the Distribution Agreement.

The Distribution Agreement continued in effect until March 31, 2011, and will continue automatically for successive annual periods ending each March 31, if continued at least annually by the Board of Trustees, including a majority of Independent Trustees.  The Distribution Agreement terminates automatically if assigned by either party or upon 60 days’ written notice by either party to the other.

TRANSFER AGENT

The Trust, on behalf of the Funds, has entered into an agreement with UMBFS to provide transfer agency and dividend payment services to the Funds, including, but not limited to, the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration.  UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233.  UMBFS is compensated on a per-fund, per-account and transactional basis, plus out-of-pocket expenses.

CUSTODIAN

The Trust has entered into a Custody Agreement with UMB Bank under which UMB Bank holds the Funds’ assets for safekeeping.  This means the bank, rather than the Funds, has possession of the Funds’ cash and securities.  As directed by the Funds’ officers and portfolio managers, UMB Bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds’ expenses.  UMB Bank is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141. For the foregoing, UMB Bank receives a fee from the Trust based on the value of each Fund computed once a month, at the annual rate of 0.05% of the assets in the custody account.  In addition, the Trust shall reimburse UMB Bank for out-of-pocket expenses incurred in connection with the Custody Agreement.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds’ financial statements and financial highlights are audited annually by the independent registered public accounting firm approved by the Board of Trustees each year.  Deloitte & Touche LLP, is the Funds’ present independent registered public accounting firm.

FUND COUNSEL

Stradley Ronon Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

GENERAL INFORMATION AND HISTORY

The Trust currently has ten series: Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout TrendStar Small Cap Fund, Scout International Fund (formerly, the Scout WorldWide Fund), Scout International Discovery Fund, Scout Bond Fund, Scout Money Market Fund – Federal Portfolio, Scout Money Market Fund – Prime Portfolio and Scout Tax-Free Money Market Fund.  The Trust was organized as a statutory trust in Delaware on January 27, 2000 and began with two series, which have subsequently been liquidated.  One of the current series, the Scout Small Cap Fund series was created on January 24, 2001 to become the successor to Scout Regional Fund, Inc., which was reorganized into the Scout Small Cap Fund on July 1, 2001.

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On April 1, 2005, the Trust created additional series to become the successor funds to funds within the Scout Funds family that were previously organized as Maryland corporations.  The shareholders of the Funds previously organized as Maryland corporations approved the reorganization of their respective Funds into series of the Trust.  The Scout Stock Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series bearing the same name.  The Scout Growth Fund series became the successor fund of the UMB Scout Stock Fund, Inc. series named the UMB Scout Stock Select Fund.  The Scout International Fund, the Scout Bond Fund, and the Scout Tax-Free Money Market Fund series became the successor funds to UMB Scout International Fund, Inc., UMB Scout Bond Fund, Inc., and UMB Scout Tax-Free Money Market Fund, Inc., respectively. The Scout Money Market Fund – Federal Portfolio and the Scout Money Market Fund – Prime Portfolio series became the successor funds of the UMB Scout Money Market Fund, Inc. series bearing the same names.  On October 31, 2006, the Trust created the Scout Mid Cap Fund series.  On December 31, 2007, the Trust created the Scout International Discovery Fund series.  The Scout Growth Fund was liquidated on June 24, 2008.

Beginning July 17, 2007, each of the Money Market Funds issued two separate classes of shares:  Investor Class shares and Service Class shares.  All outstanding Money Market Fund shares were designated as Investor Class shares on July 17, 2007 and Investor Class shares continue to be available for direct purchase.  The new Service Class shares, which are subject to annual Rule 12b-1 distribution and service fees, will be offered for use in cash sweep arrangements for clients of banks, trust companies and broker-dealers, including UMB Bank and its affiliates.

In 2009 TrendStar, the investment advisor to the TrendStar Small-Cap Fund, entered into an agreement to sell its investment advisory business to the Advisor.  Under the agreement, the TrendStar Small-Cap Fund was reorganized into the Scout Funds family as the Scout TrendStar Small Cap Fund.

Each series of the Trust represents interests in a separate portfolio of investments and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited number of shares, with no par value.  Each share has equal dividend, voting, liquidation and redemption rights except that the shares of each Fund have sole voting rights with respect to matters that only affect holders of that series, and that shares of each Class of a Fund have sole voting rights with respect to matters that only affect the holders of that Class, such as the right to vote on issues associated with the Rule 12b-1 Plan for the Service Class shares of the Money Market Funds.  There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable.  Fractional shares have proportional voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.  The Trust does not intend to hold regular annual shareholder meetings.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.  If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

Non-Cumulative Voting.  All of the Funds’ shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Trustees.

Trademarks.  Each of the Funds is authorized to use the words “UMB” and “Scout” in its name, and may use the Scout design, so long as Advisor continues as its investment advisor.

Code of Ethics.  The Trust, the Advisor and the Distributor have each adopted a code of ethics, to the extent required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

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Summary of Proxy Voting Procedures.  The Board of Trustees has delegated authority for making voting decisions with respect to Fund portfolio securities to the Advisor.   The Advisor has adopted a Proxy Voting Policy (the “Policy”), as well as General Proxy Voting Standards and Guidelines (the “Guidelines”) that provide as follows:

•
The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.

•
The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Funds.  The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors that affect the value of the security.

•
The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder.  In exercising voting rights, there shall be no undue prejudice in favor of management.  Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors’ insurance and charitable giving.

Should a conflict of interest arise between the Advisor and the interests of the Funds’ shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Advisor’s Board of Directors.  If the Advisor’s guidelines are not sufficiently specific to determine how the vote should be cast and there exists a material conflict of interest, the proxies will be voted by a third party that is not affiliated with and independent of the Advisor.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, is available without charge, upon request, by calling 1-800-996-2862 or by accessing the SEC’s website at www.sec.gov.

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FIXED INCOME SECURITIES RATINGS

Standard & Poor’s Corporation (S&P®):

AAA - Highest Grade.  These securities possess the ultimate degree of protection as to principal and interest.  Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade.  Generally, these bonds differ from AAA issues only in a small degree.  Here too, prices move with the long-term money market.

A - Upper-medium Grade.  They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions.  Interest and principal are regarded as safe.  They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations.  BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-):  The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. (Moody’s):

Aaa - Best Quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - High Quality by All Standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

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B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

Note:
Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B.  The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Fitch Investors Service:

Debt instruments rated “AAA,” “AA,” “A,” “BBB” are considered to be investment grade.

AAA Highest credit quality.  The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality.  The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA”.

A+, A or A- Investment grade and of high credit quality.  The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality.  The obligor’s ability to pay interest and repay principal is considered to be adequate.  Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative.  The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes.  However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default.  The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected.  Default in payment of interest and/or principal seems probable over time.  C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.  “DDD” represents the highest potential for recovery on these bonds.  “D” represents the lowest potential for recovery.

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NR Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody’s - Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s has one rating - prime.  Every such prime rating means Moody’s believes that the commercial paper note will be redeemed as agreed.  Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P® - Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.  Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.  The four categories are as follows:

“A” -
Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

“A-1” -	This designation indicates that the degree of safety regarding timely payment is very strong.

“A-2” -	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

“A-3” -
Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

“B” -	Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

“C” -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

“D” -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

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Fitch:

F1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for payment.

Fl	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than “F1+.”

F2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F I +” and “F I”.

F3
Fair Credit Quality.  Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS
Weak Credit Quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D
Default.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody’s and Standard and Poor’s Corporation represent their opinions of quality of the municipal bonds they undertake to rate.  These ratings are general and are not absolute standards.  Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody’s and S&P®’s Municipal Bond Ratings cover obligations of states and political subdivisions.  Ratings are assigned to general obligation and revenue bonds.  General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating.  Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.  Although a rating reflects S&P®’s judgment as to the issuer’s capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P® Ratings:

AAA Prime - These are obligations of the highest quality.  They have the strongest capacity for timely payment of debt service.

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General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline.  Debt burden is moderate.  A strong revenue structure appears more than adequate to meet future expenditure requirements.  Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial.  Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues.  Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous.  There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues.  Bonds rated “AA” have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe.  This rating describes the third strongest capacity for payment of debt service.  It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.  Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional.  Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues.  Basic security provisions, while satisfactory, are less stringent.  Management performance appears adequate.

Moody’s Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality.  These securities carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody’s Ratings of Municipal Notes:

MIG 1:  The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2:  High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3:  Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades.  Market access for refinancing, in particular, is likely to be less well established.

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